UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08915

Target Asset Allocation Funds

Exact name of registrant as specified in charter

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
Address of principal executive offices	Zip code

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service

Registrant’s telephone number, including area code:    800-225-1852

Date of fiscal year end:    7/31/2007

Date of reporting period:    1/31/2007

Item 1 –	Reports to Stockholders

SEMIANNUAL REPORT

JANUARY 31, 2007

TARGET CONSERVATIVE ALLOCATION FUND

OBJECTIVE

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

March 16, 2007

Dear Shareholder:

We hope that you find the semiannual report for the Target Conservative Allocation Fund (formerly Strategic Partners Conservative Allocation Fund) informative and useful.

Target Asset Allocation Funds will be managed exactly as they have been in the past, with institutional-quality asset managers selected, matched, and monitored by the same research team as before. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths. This approach has led to competitive long-term performance.

You also will retain exchange privileges with any fund in Prudential’s JennisonDryden mutual fund family.

We believe your Target Conservative Allocation Fund will remain an excellent way for you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Conservative Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 1/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	6.65%	5.88%	38.13%	64.13%
Class B	6.26	5.10	33.07	54.49
Class C	6.26	5.10	33.07	54.49
Class M	6.26	5.10	N/A	16.17
Class R	6.61	5.61	N/A	17.64
Class X	6.37	5.10	N/A	16.18
Class Z	6.78	6.05	39.91	67.49
S&P 500 Index[2]	13.73	14.50	39.06	**
Customized Blend[3]	7.82	8.16	35.78	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]	6.12	6.59	31.22	****

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Since Inception[1]
Class A		1.13%	5.00%	5.46%
Class B		1.22	5.26	5.42
Class C		5.22	5.42	5.42
Class M		0.33	N/A	4.98
Class R		6.84	N/A	7.15
Class X		0.23	N/A	4.94
Class Z		7.29	6.48	6.46
S&P 500 Index[2]		15.78	6.18	**
Customized Blend[3]		8.81	6.15	***
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.[4]		7.29	5.31	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.strategicpartners.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 11/18/98; Class M, R, and X, 10/04/04.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Customized Benchmark for Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Lehman Brothers U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

4The Lipper Mix-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/07 are 40.51% for Classes A, B, C, and Z; and 34.68% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/06 are 4.10% for Classes A, B, C, and Z; and 13.39% for Classes M, R, and X.

***Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/07 are 56.78% for Classes A, B, C, and Z; and 19.22% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/06 are 5.62% for Classes A, B, C, and Z; and 7.77% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/07 are 49.98% for Classes A, B, C, and Z; and 15.06% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/06 are 4.99% for Classes A, B, C, and Z; and 6.06% for Classes M, R, and X.

Target Asset Allocation Funds/Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Conservative Allocation Fund is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2007, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Target Asset Allocation Funds/Target Conservative Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2006, at the beginning of the period, and held through the six-month period ended January 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Target Asset Allocation Funds that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,066.50	1.33%	$6.93
	Hypothetical	$1,000.00	$1,018.50	1.33%	$6.77

Class B	Actual	$1,000.00	$1,062.60	2.08%	$10.81
	Hypothetical	$1,000.00	$1,014.72	2.08%	$10.56

Class C	Actual	$1,000.00	$1,062.60	2.08%	$10.81
	Hypothetical	$1,000.00	$1,014.72	2.08%	$10.56

Class M	Actual	$1,000.00	$1,062.60	2.08%	$10.81
	Hypothetical	$1,000.00	$1,014.72	2.08%	$10.56

Class R	Actual	$1,000.00	$1,066.10	1.58%	$8.23
	Hypothetical	$1,000.00	$1,017.24	1.58%	$8.03

Class X	Actual	$1,000.00	$1,063.70	2.08%	$10.82
	Hypothetical	$1,000.00	$1,014.72	2.08%	$10.56

Class Z	Actual	$1,000.00	$1,067.80	1.08%	$5.63
	Hypothetical	$1,000.00	$1,019.76	1.08%	$5.50

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2007, and divided by the 365 days in the Fund's fiscal year ending July 31, 2007 (to reflect the six-month period).

Target Asset Allocation Funds/Target Conservative Allocation Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 106.1%
COMMON STOCKS 43.6%

Advertising
5,930	Marchex, Inc. (Class B Stock)	$72,168

Aerospace 1.2%
4,420	Aegean Marine Petroleum Network, Inc.(a)	75,936
690	Alliant Techsystems, Inc.(a)	55,890
3,040	Be Aerospace, Inc.(a)	90,531
6,019	Boeing Co. (The)	539,062
295	DRS Technologies, Inc.	16,343
7,181	General Dynamics Corp.	561,195
8,206	Lockheed Martin Corp.	797,541
2,675	Moog, Inc. (Class A Stock)(a)	104,298
3,381	United Technologies Corp.	229,976

		2,470,772

Aerospace & Defense 0.6%
950	Goodrich Corp.	46,569
1,490	HEICO Corp.	54,594
250	Honeywell International, Inc.	11,422
11,150	Northrop Grumman Corp.	790,981
4,300	Raytheon Co.	223,170

		1,126,736

Apparel Manufacturers
1,630	Carter’s, Inc.(a)	41,402
284	Columbia Sportswear Co.	18,415

		59,817

Auto Components 0.2%
3,350	Johnson Controls, Inc.	309,741
900	Magna International, Inc. (Class A Stock)	70,308

		380,049

Auto Parts & Related 0.1%
6,400	Autonation, Inc.(a)	143,680

Automobile Manufacturers 0.4%
5,000	General Motors Corp.	164,200
4,766	Toyota Motor Corp., ADR (Japan)	628,063
700	Winnebago Industries, Inc.	23,478

		815,741

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Automotive Parts 0.2%
600	Advance Auto Parts, Inc.	$22,770
2,400	Autoliv, Inc.	144,816
3,780	Midas, Inc.(a)	85,541
1,600	Paccar, Inc.	106,992

		360,119

Beverages 0.2%
2,400	Anheuser-Busch Cos., Inc.	122,328
1,520	Central European Distribution Corp.(a)	44,825
1,000	Coca-Cola Co. (The)	47,880
6,400	Coca-Cola Enterprises, Inc.	131,328
1,500	PepsiCo, Inc.	97,860

		444,221

Biotechnology 1.0%
6,950	Amgen, Inc.(a)	489,071
10,929	Genentech, Inc.(a)	954,867
4,258	Genzyme Corp.(a)	279,878
1,600	Gilead Sciences, Inc.(a)	102,912
1,868	Illumina, Inc.(a)	76,305
7,500	Millennium Pharmeceuticals, Inc.(a)	83,250

		1,986,283

Broadcast & Cable/Satellite TV
200	Clear Channel Communications, Inc.	7,264

Broadcasting
940	ViaSat, Inc.(a)	30,992

Building Materials
1,500	Ceradyne, Inc.(a)	81,120

Building Products 0.1%
1,410	Lennox International, Inc.	42,779
6,900	Masco Corp.	220,731

		263,510

Business Services 0.1%
1,000	Administaff, Inc.	40,940
2,800	Manpower, Inc.	204,204
2,370	Perficient, Inc.(a)	49,557

		294,701

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Capital Markets 0.1%
4,172	Raymond James Financial, Inc.	$133,170
1,400	SEI Investments Co.	87,262

		220,432

Chemicals 0.8%
800	Air Products & Chemicals, Inc.	59,587
430	Cytec Industries, Inc.	25,034
11,900	Dow Chemical Co.	494,326
4,300	Eastman Chemical Co.	251,808
375	FMC Corp.	29,194
1,800	PPG Industries, Inc.	119,322
4,700	Praxair, Inc.	296,382
3,150	Rohm & Haas Co.	163,989
1,775	Scotts Miracle-Gro Co., (The) (Class A Stock)	95,087
2,050	Valspar Corp.	57,769

		1,592,498

Clothing & Apparel 0.1%
100	Coach, Inc.(a)	4,586
3,590	Iconix Brand Group, Inc.(a)	71,477
2,100	Phillips-Van Heusen Corp.	115,815

		191,878

Commercial Banks 0.4%
350	Citizens Banking Corp.	8,579
650	Colonial BancGroup, Inc. (The)	15,951
4,350	Comerica, Inc.	257,955
5,800	KeyCorp	221,386
890	MB Financial, Inc.	32,859
450	PrivateBancorp, Inc.	16,825
2,375	Sterling Financial Corp.	78,779
1,300	UnionBanCal Corp.	84,006

		716,340

Commercial Services 0.6%
1,600	Convergys Corp.(a)	41,664
4,620	FirstService Corp.(a)	116,055
900	Healthcare Services Group, Inc.	26,028
3,400	HMS Holding Corp.(a)	66,232
650	HNI Corp.	31,551
700	McKesson Corp.	39,025

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,500	Moody’s Corp.	$250,460
600	On Assignment, Inc.(a)	7,746
3,700	Pharmaceutical Product Development, Inc.	127,650
4,340	Rollins, Inc.	94,699
2,020	Steiner Leisure Ltd.(a)	94,455
3,015	Team, Inc.(a)	102,962
3,100	Waste Management, Inc.	117,738

		1,116,265

Communication Equipment
950	Arris Group, Inc.(a)	13,509
500	Ciena Corp.(a)	14,045
650	CommScope, Inc.(a)	21,002
1,600	Tekelec(a)	24,640

		73,196

Computer Hardware 0.5%
200	Apple Computer, Inc.(a)	17,146
3,500	Computer Sciences Corp.(a)	183,610
4,180	Cray, Inc.(a)	48,488
3,500	IBM Corp.	347,025
9,400	Oracle Corp.(a)	161,304
7,300	Synopsys, Inc.(a)	194,180

		951,753

Computer Networking
2,880	Atheros Communications(a)	68,429

Computer Services & Software 0.2%
5,300	Accenture Ltd. (Class A Stock) (Bermuda)	200,075
2,820	Advent Software, Inc.(a)	100,815
450	Blackbaud, Inc.	10,787
615	Micros Systems, Inc.(a)	34,624
1,030	SAVVIS, Inc.(a)	46,165
2,170	The9 Ltd., ADR(a)	79,964

		472,430

Computer Software 0.1%
3,500	Intuit, Inc.(a)	110,075

Computers & Peripherals 0.2%
2,900	Lexmark International, Inc.(a)	182,787
44,900	Sun Microsystems, Inc.(a)	298,136

		480,923

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Conglomerates
400	Textron, Inc.	$37,268

Construction 0.2%
650	D.R. Horton, Inc.	18,889
1,700	Hovnanian Enterprises, Inc. (Class A Stock)(a)	56,593
4,291	KB Home	232,658
1,300	Meritage Homes Corp.(a)	57,785
2,600	Standard—Pacific Corp.	71,344
1,600	Toll Brothers, Inc.(a)	54,128

		491,397

Consumer Finance
150	Amerco(a)	12,569
500	CompuCredit Corp.(a)	17,695
875	First Cash Financial Services, Inc.(a)	20,545
740	McGrath RentCorp	22,666

		73,475

Consumer Products & Services 1.2%
10,850	Altria Group, Inc.	948,181
1,000	American Greetings Corp. (Class A Stock)	24,020
700	Avon Products, Inc.	24,073
1,440	Central Garden & Pet Co.(a)	64,498
21,368	Procter & Gamble Co.	1,386,142
1,400	Snap-On, Inc.	67,494

		2,514,408

Distributors 0.1%
3,525	WESCO International, Inc.(a)	214,038

Diversified
1,450	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	62,176
600	Ventas, Inc.	27,750

		89,926

Diversified Consumer
670	Regis Corp.	27,999
400	Universal Technical Institute, Inc.(a)	9,460

		37,459

Diversified Financial Services 0.2%
700	E*Trade Financial Corp.(a)	17,066

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

825	Financial Federal Corp.	$23,595
7,600	JPMorgan Chase & Co.	387,068

		427,729

Diversified Machinery
200	The Manitowoc Co., Inc.	10,372

Diversified Manufacturing Operations 0.3%
14,000	Hewlett-Packard Co.	605,920

Electric Utilities 0.4%
6,600	CMS Energy Corp.	110,154
5,300	Exelon Corp.	317,947
3,500	FPL Group, Inc.	198,275
5,150	Sierra Pacific Resources(a)	87,653

		714,029

Electrical Equipment
650	General Cable Corp.(a)	28,035

Electronic Components 0.3%
2,400	Checkpoint Systems, Inc.(a)	45,096
1,700	Energizer Holdings, Inc.(a)	144,891
3,000	FLIR Systems, Inc.(a)	92,730
1,000	Harman International Industries, Inc.	94,570
11,700	Sanmina-SCI Corp.(a)	40,950
3,250	SRS Labs, Inc.(a)	32,077
2,900	Waters Corp.(a)	164,401

		614,715

Electronic Equipment
925	Brightpoint, Inc.(a)	10,184

Electronics
2,200	Benchmark Electronics, Inc.(a)	49,830

Energy Equipment 0.1%
350	Hornbeck Offshore Services, Inc.(a)	9,632
3,415	Oil States International, Inc.(a)	98,420
650	Universal Compression Holdings, Inc.(a)	39,286

		147,338

Energy Equipment & Services 0.4%
1,530	Dril-Quip, Inc.(a)	56,916

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

5,500	GlobalSantaFe Corp.	$319,055
9,750	Halliburton Co.	288,015
1,100	Tidewater, Inc.	56,727

		720,713

Engineering/Construction
1,500	URS Corp.(a)	64,455

Entertainment & Leisure 0.6%
400	Allegiant Travel Co.(a)	13,300
8,888	Century Casinos, Inc.(a)	95,546
1,000	Harley-Davidson, Inc.	68,270
6,326	Las Vegas Sands, Inc.(a)	658,347
1,490	Life Time Fitness, Inc.(a)	80,758
1,720	Pinnacle Entertainment, Inc.(a)	59,392
200	Sabre Holdings Corp.	6,462
3,960	Scientific Games Corp. (Class A Stock)(a)	122,918

		1,104,993

Environmental Services 0.1%
5,200	Allied Waste Industries, Inc.(a)	66,508
1,070	Waste Connections, Inc.(a)	46,620

		113,128

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	837
1,014	iShares Russell 2000 Value Index Fund	82,337

		83,174

Farming & Agriculture 0.4%
14,788	Monsanto Co.	814,671

Financial—Bank & Trust 2.1%
2,750	Astoria Financial Corp.	81,373
23,553	Bank of America Corp.	1,238,417
300	Bank of New York Co., Inc. (The)	12,003
1,200	BankUnited Financial Corp. (Class A Stock)	33,108
20,000	China Merchants Bank (Hong Kong)(a)	43,138
13,500	Hudson City Bancorp, Inc.	185,895
2,800	Marshall & Ilsley Corp.	131,768
900	Oriental Financial Group, Inc.	11,538
1,800	Pacific Capital Bancorp	57,528
2,750	State Street Corp.	195,387

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

1,150	SunTrust Banks, Inc.	$95,565
2,150	TCF Financial Corp.	54,567
9,800	U.S. Bancorp	348,880
9,933	UBS AG (Switzerland)	625,878
3,700	Wachovia Corp.	209,050
24,970	Wells Fargo & Co.	896,922
100	Zions Bancorp	8,482

		4,229,499

Financial—Brokerage
1,150	MGIC Investment Corp.	70,978
900	TD Ameritrade Holding Corp.(a)	15,921

		86,899

Financial Services 3.1%
900	Accredited Home Lenders Holding Co.(a)	24,993
475	Affiliated Managers Group, Inc.(a)	52,915
6,400	AmeriCredit Corp.(a)	173,696
3,460	Ameriprise Financial, Inc.	204,002
2,200	Asset Acceptance Capital Corp.(a)	33,946
100	Blackrock, Inc.	16,776
2,400	Calamos Asset Management, Inc.	65,736
1,540	Capital One Financial Corp.	123,816
3,400	CIT Group, Inc.	200,464
29,642	Citigroup, Inc.	1,634,163
2,500	Eaton Vance Corp.	85,750
3,410	First Mercury Financial Corp.(a)	74,679
800	Franklin Resources, Inc.	95,288
4,704	Goldman Sachs Group, Inc.	998,001
490	Greenhill & Co, Inc.	36,716
819,000	Industrial And Commercial Bank of China (China)(a)	475,190
960	International Securities Exchange, Inc.	39,773
2,730	Investment Technology Group, Inc.(a)	119,028
3,000	Jefferies Group, Inc.	88,380
10,227	Lehman Brothers Holdings, Inc.	841,068
950	Merrill Lynch & Co., Inc.	88,882
4,750	Morgan Stanley Dean Witter & Co.	393,252
3,620	NewStar Financial, Inc.(a)	69,757
2,790	OptionsXpress Holding, Inc.	66,263
2,230	Portfolio Recovery Associates, Inc.(a)	96,938
300	Student Loan Corp. (The)	60,150
1,800	T. Rowe Price Group, Inc.	86,382

		6,246,004

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Food & Staples Retailing
7,150	SunOpta, Inc.(a)	$77,649

Food Products 0.2%
4,400	Archer-Daniels-Midland Co.	140,800
900	General Mills, Inc.	51,516
5,380	Unilever PLC, ADR (United Kingdom)	146,928

		339,244

Foods 0.1%
400	Corn Products International, Inc.	13,700
3,350	Kraft Foods, Inc. (Class A Stock)	116,982
1,000	Kroger Co. (The)	25,600
400	Ralcorp Holdings, Inc.(a)	22,136
550	Sysco Corp.	19,003
800	Tyson Foods, Inc. (Class A Stock)	14,200
100	Wrigley (Wm., Jr.) Co.	5,152

		216,773

Gas Utilities
525	Northwest Natural Gas Co.	21,362

Healthcare Equipment & Supplies 0.1%
2,720	Cutera, Inc.(a)	77,656
730	Kyphon, Inc.(a)	34,157
350	Medical Action Industries, Inc.(a)	11,042

		122,855

Healthcare Providers & Services 0.3%
1,100	Caremark Rx, Inc.	67,386
2,000	Cigna Corp.	264,800
2,400	Systems Xcellence, Inc.(a)	50,520
17,600	Tenet Healthcare Corp.(a)	124,256

		506,962

Healthcare Services 1.2%
1,300	Aetna, Inc.	54,808
3,200	Alberto-Culver, Co.	73,184
400	Amedisys, Inc.(a)	12,928
2,200	AMERIGROUP Corp.(a)	79,772
500	Biogen Idec, Inc.(a)	24,170
1,900	Centene Corp.(a)	47,348
1,700	Covance, Inc.(a)	104,805

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

10,190	Five Star Quality Care, Inc.(a)	$123,605
1,500	Healthways, Inc.(a)	68,115
2,800	Humana, Inc.(a)	155,400
850	LHC Group, Inc.(a)	22,126
925	Pediatrix Medical Group, Inc.(a)	48,599
1,900	Sunrise Senior Living, Inc.(a)	67,944
2,100	The Trizetto Group, Inc.(a)	43,554
24,963	UnitedHealth Group, Inc.	1,304,566
400	Universal Health Services, Inc. (Class B Stock)	23,172
1,600	WellPoint, Inc.(a)	125,408

		2,379,504

Hotels & Motels 0.8%
2,600	Choice Hotels International, Inc.	109,954
3,100	Marriott International, Inc. (Class A Stock)	149,234
8,628	MGM Mirage(a)	603,701
6,900	Wynn Resorts Ltd.	771,006

		1,633,895

Hotels & Restaurants
500	AFC Enterprises, Inc.(a)	8,380
1,325	Triarc Cos., Inc. (Class B Stock)	25,904

		34,284

Hotels, Restaurants & Leisure 0.2%
3,750	Carnival Corp.	193,350
4,750	McDonald’s Corp.	210,663
1,860	Wyndham Worldwide Corp.(a)	58,032

		462,045

Household Durables 0.5%
2,400	Centex Corp.	128,856
1,300	Fortune Brands, Inc.	108,836
12,429	Lennar Corp. (Class A Stock)	675,889
600	Lennar Corp. (Class B Stock)	30,336
350	M/I Homes, Inc.	12,628

		956,545

Household Products 0.1%
3,000	Kimberly-Clark Corp.	208,200

Household/Personal Care 0.1%
2,400	Colgate-Palmolive Co.	163,920

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Independent Power Producers & Energy Traders 0.3%
1,769	NRG Energy, Inc.(a)	$106,016
8,300	TXU Corp.	448,864

		554,880

Industrial Conglomerates 0.8%
3,000	3M Co.	222,900
27,100	General Electric Co.	976,955
525	Teleflex, Inc.	35,059
10,100	Tyco International Ltd. (Bermuda)	321,988

		1,556,902

Insurance 2.2%
8,100	Allstate Corp. (The)	487,296
2,500	Ambac Financial Group, Inc.	220,250
2,350	American International Group, Inc.	160,858
4,300	Amerisafe, Inc.(a)	71,079
7,450	Amtrust Financial Services, Inc.	69,434
2,050	Assurant, Inc.	113,939
400	Chubb Corp.	20,816
1,525	Delphi Financial Group, Inc. (Class A Stock)	60,146
12,650	Genworth Financial, Inc. (Class A Stock)	441,485
2,200	Hanover Insurance Group, Inc. (The)	105,710
2,150	Hartford Financial Service Group, Inc.	204,056
1,112	HCC Insurance Holdings, Inc.	34,694
330	Hilb, Rogal & Hobbs Co.	13,943
100	Lincoln National Corp.	6,714
1,500	Loews Corp.	65,190
5,330	MBIA, Inc.	382,854
8,950	MetLife, Inc.	555,974
2,700	Philadelphia Consolidated Holding Corp.(a)	121,662
100	Principal Financial Group, Inc.	6,161
1,700	Protective Life Corp.	83,181
3,450	Security Capital Ltd.	98,187
12,851	St. Paul Travelers Cos., Inc. (The)	653,473
1,800	State Auto Financial Corp.	57,924
2,040	United Fire & Casualty Co.	69,054
11,650	UnumProvident Corp.	256,300
1,500	XL Capital Ltd. (Class A Stock)	103,500

		4,463,880

Internet
400	Emdeon Corp.(a)	5,704

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet & Catalog Retail
600	Expedia, Inc.(a)	$12,870

Internet Services 0.6%
2,100	Cybersource Corp.(a)	27,090
1,990	DealerTrack Holdings, Inc.(a)	55,163
50	eBay, Inc.(a)	1,619
620	Equinix, Inc.(a)	52,123
900	Google, Inc. (Class A Stock)(a)	451,170
700	IAC/InterActive Corp.(a)	26,880
3,900	J2 Global Communications, Inc.(a)	103,272
6,030	Navisite, Inc.(a)	32,562
1,200	Nutri/System, Inc.(a)	52,860
6,050	Online Resources Corp.(a)	61,589
3,290	RADVISION Ltd.(a)	64,254
9,900	Symantec Corp. (Israel)(a)	175,329
800	Vignette Corp.(a)	14,336

		1,118,247

Internet Software & Services
1,690	WebEx Communications, Inc.(a)	62,665

IT Services 0.3%
14,100	Electronic Data Systems Corp.	370,971
6,500	First Data Corp.	161,590
775	Tyler Technologies, Inc.(a)	10,773

		543,334

Leisure Equipment
375	Brunswick Corp.	12,791

Machinery 0.4%
450	Actuant Corp. (Class A Stock)	22,405
6,400	AGCO Corp.(a)	217,408
475	Briggs & Stratton Corp.	14,079
2,250	Deere & Co.	225,630
7,470	Flow International Corp.(a)	87,250
550	IDEX Corp.	28,545
675	Nordson Corp.	34,911
3,700	SPX Corp.	259,703

		889,931

Machinery & Equipment
600	Rockwell Automation, Inc.	36,726

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Manufacturing 0.2%
1,400	Eaton Corp.	$109,690
900	Harsco Corp.	77,292
4,000	Hexcel Corp.(a)	76,960
3,500	Terex Corp.(a)	199,115

		463,057

Marine
700	Arlington Tankers Ltd.	16,688

Media 1.6%
18,250	CBS Corp. (Class B Stock)	568,852
24,270	Comcast Corp. (Class A Stock)(a)	1,075,646
10,086	DirectTV Group, Inc. (The)(a)	245,998
500	E.W. Scripps Co. (Class A Stock)	24,415
200	EchoStar Communications Corp. (Class A Stock)(a)	8,068
6,150	Gannett Co., Inc.	357,561
3,600	Idearc, Inc.(a)	116,712
8,300	News Corp. (Class A Stock)	192,975
12,900	Time Warner, Inc.	282,123
9,100	Walt Disney Co.	320,047

		3,192,397

Media & Communications 0.1%
3,000	McGraw-Hill Cos., Inc.	201,240

Medical Products 0.1%
1,400	Becton Dickinson & Co.	107,716

Medical Supplies & Equipment 1.3%
1,510	Adams Respiratory Therapeutics, Inc.(a)	67,724
4,540	AngioDynamics, Inc.(a)	119,856
673	Cooper Cos, Inc. (The)	32,102
800	Idexx Laboratories, Inc.(a)	68,648
11,400	Johnson & Johnson	761,520
3,400	Medtronic, Inc.	181,730
2,620	Micrus Endovascular Corp.(a)	62,225
7,280	NovaMed, Inc.(a)	54,309
2,430	NuVasive, Inc.(a)	58,830
12,930	Orthovita, Inc.(a)	45,255
27,150	Pfizer, Inc.	712,416
2,484	PolyMedica Corp.	99,459
1,550	ResMed, Inc.(a)	81,499

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

600	Sepracor, Inc.(a)	$34,236
8,470	The Spectranetics Corp.(a)	90,121
1,120	Vital Images, Inc.(a)	37,576
1,200	Zimmer Holdings, Inc.(a)	101,064

		2,608,570

Metals & Mining 0.8%
18,700	Alcoa, Inc.	604,010
1,600	Bucyrus International, Inc. (Class A Stock)	74,256
575	Cleveland-Cliffs, Inc.	31,430
2,050	Joy Global, Inc.	95,263
500	Ladish Co., Inc.(a)	20,350
600	Newmont Mining Corp.	27,060
600	Nucor Corp.	38,724
2,000	Phelps Dodge Corp.	247,200
3,500	Southern Copper Corp.	218,750
2,100	Timken Co.	60,081
1,450	United States Steel Corp.	121,060

		1,538,184

Multi-Line Retail 0.2%
10,234	Federated Department Stores, Inc.	424,609

Multi-Utilities
775	Vectren Corp.	21,793

Multimedia
50	Viacom, Inc. (Class B Stock)(a)	2,034

Office Equipment
1,200	School Specialty, Inc.(a)	46,740

Oil & Gas Exploration/Production
460	Core Laboratories N.V.(a)	37,904

Oil, Gas & Consumable Fuels 2.8%
5,600	Apache Corp.	408,632
700	Arena Resources, Inc.(a)	29,827
500	Ashland, Inc.	34,775
300	Baker Hughes, Inc.	20,709
2,600	Cabot Oil & Gas Corp.	168,636
3,100	Chevron Corp.	225,928
9,350	ConocoPhillips	620,933
5,250	Devon Energy Corp.	367,972

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

16,500	Exxon Mobil Corp.	$1,222,650
900	Gulfport Energy Corp.(a)	10,755
550	Hess Corp.	29,695
100	Houston Exploration Co.(a)	5,232
3,550	Marathon Oil Corp.	320,707
13,400	Occidental Petroleum Corp.	621,224
2,333	Oceaneering International, Inc.(a)	92,084
1,600	ONEOK, Inc.	68,656
1,375	Rosetta Resources, Inc.(a)	25,864
5,560	Schlumberger Ltd.	353,004
800	Southwestern Energy Co.(a)	30,768
1,200	Sunoco, Inc.	75,756
2,710	Superior Energy Services, Inc.(a)	82,167
1,400	Swift Energy Co.(a)	62,076
1,100	Tesoro Corp.	90,629
7,700	Valero Energy Corp.	417,956
1,050	Weatherford International, Inc. Ltd.(a)	42,399
3,800	XTO Energy, Inc.	191,786

		5,620,820

Paper & Forest Products 0.1%
200	Owens Illinois, Inc.(a)	4,452
2,950	Weyerhaeuser Co.	221,250

		225,702

Personnel Services 0.1%
1,490	AMN Healthcare Services, Inc.(a)	38,561
3,490	Barrett Business Services, Inc.	76,780

		115,341

Pharmaceuticals 1.1%
2,300	Abbott Laboratories	121,900
5,510	American Medical Systems Holdings, Inc.(a)	109,649
6,297	Amylin Pharmaceuticals, Inc.(a)	244,198
900	Barr Pharmaceuticals, Inc.(a)	48,168
700	Bristol-Meyers Squibb Co.	20,153
4,400	Celgene Corp.(a)	236,192
2,700	Forest Laboratories, Inc.(a)	151,497
2,710	K-V Pharmaceutical Co. (Class A Stock)(a)	68,373
9,200	LeMaitre Vascular, Inc.(a)	58,144
1,160	Medicis Pharmaceutical Corp. (Class “A” Stock)	43,999
16,600	Merck & Co., Inc.	742,850
3,950	Schering-Plough Corp.	98,750

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

4,050	Wyeth	$200,110

		2,143,983

Pipelines
1,100	Dynegy, Inc. (Class A Stock)(a)	7,755

Real Estate 0.2%
1,707	CB Richard Ellis Group, Inc. (Class A Stock)(a)	64,200
1,690	HFF, Inc.(a)	31,603
675	JER Investors Trust, Inc.	13,824
3,490	Meruelo Maddux Properties, Inc.(a)	37,273
2,860	St. Joe Co. (The)	165,594

		312,494

Real Estate Investment Trust—Other Reit 0.1%
100	Equity Office Properties Trust	5,555
2,100	Simon Property Group, Inc.	240,219

		245,774

Real Estate Investment Trusts 0.6%
1,525	Alesco Financial, Inc.	17,278
1,850	Apartment Investment & Management Co. (Class A Stock)	115,865
975	Ashford Hospitality Trust, Inc.	12,002
2,875	Friedman, Billings, Ramsey Group, Inc.	22,598
750	Highland Hospitality Corp.	11,910
1,400	Hospitality Properties Trust	68,320
4,700	Host Marriot Corp.	124,409
900	HRPT Properties Trust	11,718
2,000	Jones Lang Lasal, Inc.	209,000
3,530	KKR Financial Corp.	95,522
3,200	MFA Mortgage Investments, Inc.	23,808
2,200	New Century Financial Corp.	66,594
3,350	Prologis	217,750
600	Public Storage, Inc.	65,256
550	Realty Income Corp.	15,829
505	Redwood Trust, Inc.	32,098
1,200	SL Green Realty Corp.	175,896

		1,285,853

Real Estate Management & Development 0.1%
6,350	Realogy Corp.(a)	189,865

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Restaurants
400	California Pizza Kitchen, Inc.(a)	$14,260

Retail
600	Family Dollar Stores, Inc.	19,440
425	Stage Stores, Inc.	13,638

		33,078

Retail & Merchandising 2.1%
250	Abercrombie & Fitch Co. (Class A Stock)	19,885
3,600	American Eagle Outfitters, Inc.	116,568
2,100	Brinker International, Inc.	66,255
3,500	Cache, Inc.(a)	80,535
7,100	Circuit City Stores, Inc.	144,911
2,200	Costco Wholesale Corp.	123,596
6,800	CVS Corp.	228,820
4,500	Darden Restaurants, Inc.	176,130
5,400	Dillard’s, Inc. (Class A Stock)	185,436
1,000	J. C. Penney Co., Inc.	81,240
370	J. Crew Group, Inc.(a)	13,442
2,622	Jos. A. Bank Clothiers, Inc.(a)	81,177
800	Kohl’s Corp.(a)	56,728
15,729	Lowe’s Cos., Inc.	530,225
2,023	Nordstrom, Inc.	112,701
5,100	Office Depot, Inc.(a)	190,689
3,800	Safeway, Inc.	136,914
2,642	Sonic Corp.(a)	58,679
1,000	Staples, Inc.	25,720
16,680	Starbucks Corp.(a)	582,799
2,200	Stein Mart, Inc.	29,722
1,000	Supervalu, Inc.	37,980
6,451	Target Corp.	395,834
6,300	Wal-Mart Stores, Inc.	300,447
8,517	Yum! Brands, Inc.	511,105

		4,287,538

Road & Rail
780	Avis Budget Group(a)	19,859
500	Genesee & Wyoming, Inc. (Class A Stock)(a)	14,095
620	Landstar System, Inc.	26,220

		60,174

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Semiconductors 0.6%
8,200	Atmel Corp.(a)	$49,036
950	ATMI, Inc.(a)	31,768
21,027	Intel Corp.	440,726
3,200	MEMC Electronic Materials, Inc.(a)	167,680
775	Microsemi Corp.(a)	14,105
5,360	Silicon Image, Inc.(a)	64,802
3,680	Silicon Motion Technology, Corp., ADR (Cayman Islands)(a)	67,823
10,000	Texas Instruments, Inc.	311,900
700	Xilinx, Inc.	17,010

		1,164,850

Semiconductors/Semi Cap 0.1%
500	Lam Research Corp.(a)	22,905
14,700	Micron Technology, Inc.(a)	190,365

		213,270

Software 1.0%
4,300	BMC Software, Inc.(a)	147,877
15,064	CA, Inc.	369,821
4,370	Concur Technologies, Inc.(a)	65,769
1,900	Global Payments, Inc.	71,744
40,200	Microsoft Corp.	1,240,572
1,900	MoneyGram International, Inc.	56,981

		1,952,764

Specialty Retail 0.3%
3,040	Aaron Rents, Inc.	89,741
775	Guitar Center, Inc.(a)	35,456
6,100	Home Depot, Inc.	248,514
4,100	Limited Brands, Inc.	114,554
600	Men’s Wearhouse, Inc. (The)	25,764
665	Monro Muffler Brake, Inc.	25,097
1,350	United Auto Group, Inc.	32,360

		571,486

Telecommunication Services 0.1%
2,987	Crown Castle International Corp.(a)	105,023

Telecommunications 2.3%
9,169	America Movil SA de CV, ADR (Mexico)	406,737
4,300	AmerisourceBergen Corp.	225,234

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

20,950	AT&T, Inc.	$788,349
1,700	CenturyTel, Inc.	76,228
46,000	China Mobile Ltd. (Hong Kong)	423,771
42,897	Cisco Systems, Inc.(a)	1,140,631
3,000	Corning, Inc.(a)	62,520
1,000	Juniper Networks, Inc.(a)	18,120
14,550	Motorola, Inc.	288,818
3,580	Occam Networks, Inc.(a)	62,614
1,700	QUALCOMM, Inc.	64,022
11,067	Sprint Nextel Corp.	197,325
3,180	Time Warner Telecom, Inc. (Class A Stock)(a)	74,030
21,250	Verizon Communications, Inc.	818,550

		4,646,949

Textiles, Apparel & Luxury Goods 0.1%
3,300	Jones Apparel Group, Inc.	112,728

Thrifts & Mortgage Finance 0.7%
10,700	Countrywide Financial Corp.	465,236
1,000	Fannie Mae	56,530
7,700	Freddie Mac	499,961
8,250	Washington Mutual, Inc.	367,867

		1,389,594

Tobacco 0.1%
400	Reynolds America, Inc.	25,800
3,600	UST, Inc.	206,784

		232,584

Trading Companies & Distributors
1,550	Watsco, Inc.	79,081

Transportation 1.4%
2,590	American Railcar Industries, Inc.	76,871
9,336	Burlington North Santa Fe Corp.	750,241
8,650	CSX Corp.	318,234
5,406	FedEx Corp.	596,822
7,100	Norfolk Southern Corp.	352,515
300	Overseas Shipholding Group, Inc.	18,639
6,220	Union Pacific Corp.	628,220

		2,741,542

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

	Shares	Description	Value (Note 1)

Utilities 0.6%
	5,400	American Electric Power Co., Inc.	$235,062
	1,500	Dominion Resources, Inc.	124,440
	900	DTE Energy Co.	41,733
	5,100	Edison International	229,398
	2,201	Headwaters, Inc.(a)	50,007
	800	Illinois Tool Works, Inc.	40,792
	3,050	Northeast Utilities	84,332
	2,400	PG&E Corp.	112,032
	1,050	Pinnacle West Capital Corp.	51,230
	1,700	PNM Resources, Inc.	51,816
	1,050	Scana Corp.	42,756
	825	Westar Energy, Inc.	21,912
	850	Wisconsin Energy Corp.	39,576
	5,550	Xcel Energy, Inc.	129,481

			1,254,567

		Total Common Stocks (cost $71,880,586)	88,110,226

Moody’s Ratings	Principal Amount (000)#
ASSET-BACKED SECURITIES 4.3%
Aaa	213	Aames Mortgage Investment Trust, Series 2006-1, Class A1(b) 5.41%, 04/25/36	213,490
Aaa	500	American Express Credit Account Master Trust, Series 2002-3, Class A(b) 5.43%, 12/15/09	500,157
Aaa	31	Argent Securities, Inc., Series 2005-W3, Class A2A(b) 5.42%, 11/25/35	30,538
Aaa	564	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1(b) 5.70%, 06/25/34	565,329
Aaa	500	Bank One Issuance Trust, Series 2003-A3, Class A3 5.46%, 12/15/10	500,782
Aaa	800	Series 2004-A4, Class A4(b) 5.39%, 02/16/10	800,125

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	500	Chase Credit Card Master Trust, Series 2004-2, Class A(b) 5.36%, 09/15/09	$500,070
Aaa	350	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1 5.41%, 06/29/36	349,771
Aaa	475	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3(b) 5.37%, 11/25/36	475,782
Aaa	500	Fremont Home Loan Trust, Series 2005-E, Class 2A2(b) 5.49%, 01/25/36	500,313
Aaa	607	JPMorgan Mortgage Acquisition Corp., Series 2006-WMC1, Class A2(b) 5.42%, 03/25/36	606,632
Aaa	500	MBNA Master Credit Card Trust, Series 1998-E, Class A(b) 5.652%, 09/15/10	501,197
Aaa	452	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A(b) 5.57%, 10/25/37	451,499
Aaa	446	Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A(b) 5.58%, 09/25/36	445,966
Aaa	132	Series 2006-NC1, Class A1 5.40%, 12/25/35	131,567
Aaa	839	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2 5.18%, 08/15/08	838,222
Aaa	27	Quest Trust, Series 2004-X2, Class A1, 144A(b) 5.88%, 06/25/34	27,262
Aaa	479	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1 144A(b) 5.38%, 11/25/36	478,888
Aaa	443	Structured Asset Securities Corp., Series 2006-BC3, Class A2(b) 5.37%, 10/25/36	443,424
Aaa	302	Triad Auto Receivables Owner Trust, Series 2006-C, Class A1 5.341%, 11/13/07	301,547

		Total Asset-Backed Securities (cost $8,662,042)	8,662,561

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS 3.9%
Aaa	727	American Home Mortgage Investment Trust, Series 2005-S, Class 5A2(b) 5.47%, 09/25/35	$726,871
Aaa	299	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.392%, 05/25/35(b)	297,006
Aaa	142	Federal Home Loan Mortgage Corp., Series 41, Class F 10.00%, 05/15/20	141,728
Aaa	416	Series 1565, Class G 6.00%, 08/15/08	414,345
Aaa	877	Series 2801, Class EH 4.50%, 11/15/16	862,120
Aaa	791	Series 2962, Class YC 4.50%, 09/15/14	781,231
Aaa	672	Series 3117, Class PN 5.00%, 11/15/21	668,382
Aaa	30	Federal National Mortgage Assoc., Series 1992-146, Class PZ 8.00%, 08/25/22	31,851
Aaa	1,256	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1 6.158%, 07/25/44(b)	1,262,256
Aaa	409	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1(b) 4.54%, 10/01/35	400,979
Aaa	493	Harborview Mortgage Loan Trust, Series 2006-122, Class A1A1(b) 5.44%, 12/19/36	492,891
Aaa	27	Mellon Residential Funding Corp., Series 1999-TBCZ, Class A3 6.379%, 07/25/29(b)	27,049
Aaa	190	Vendee Mortgage Trust, Series 2001-1, Class 1A(b) 6.821%, 01/15/30	195,433
Aaa	1,056	Washington Mutual, Inc., Series 2003-R1, Class A1 5.59%, 12/25/27(b)	1,055,251

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	492	Washington Mutual, Inc., Series 2006-AR15, Class 2A 5.882%, 11/25/46	$495,207

		Total Collateralized Mortgage Obligations (cost $7,851,684)	7,852,600

CORPORATE BONDS 10.1%

Advertising 0.2%
Baa1	300	Omnicom Group, Inc., Gtd. Notes 5.90%, 04/15/16	302,510

Automobile Manufacturers 0.4%
A3	700	DaimlerChrysler NA Holding Corp., Gtd. Notes 5.60%, 03/07/07(b)	700,044
Baa1	200	Notes 5.75%, 09/08/11	199,351

			899,395

Consumer Products & Services 0.2%
A3	500	Clorox Co., Sr. Notes 5.485%, 12/14/07(b)	500,523

Diversified Financial Services 0.4%
Aaa	800	General Electric Capital Corp., Notes(b) 5.401%, 03/16/09	800,246

Entertainment & Leisure 0.2%
Baa3	500	Harrah’s Operating Co., Inc., Notes, 144A 5.975%, 02/08/08(b)	501,020

Financial—Bank & Trust 3.8%
Aa3	1,100	Abbey National Treasury Service, Co Gtd. Notes (United Kingdom) 5.374%, 06/29/07	1,100,476
A1	1,100	Bear Stearns Co., Inc. Notes 5.30%, 01/09/08	1,099,848
A3	400	Export-Import Bank of Korea, Notes, 144A (South Korea)(b) 5.58%, 10/04/11	399,935

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aa2	400	HSBC Bank USA NA, Sr. Notes 5.435%, 09/21/07(b)	$400,317
A1	1,100	Intesa Bank Overseas Ltd., Bank Gtd. Notes 6.21%, 01/02/08	1,107,273
Aa3	1,300	Morgan Stanley, Sr. Notes 5.485%, 01/18/08	1,301,868
Aa1	500	Royal Bank of Scotland/New York, Notes(b) 5.26%, 09/14/07	500,045
A1	1,000	Unicredito Luxembourg Finance SA, Sr. Notes (Luxembourg)(g) 5.41%, 10/24/08	1,000,047
A2	800	Washington Mutual Bank, Notes(b) 5.456%, 11/16/07	800,583

			7,710,392

Financial Services 2.2%
A1	1,100	American Honda Finance Notes, 144A 5.38%, 01/23/08	1,101,141
Aa2	1,100	Asif Global Fing Xxviii, Notes, 144A 5.41%, 05/03/07	1,100,300
Aaa	900	General Electric Capital Corp., Sr. Unsec’d. Notes 5.36%, 10/24/08	900,337
Baa1	250	Pemex Project Funding Master Trust, Gtd. Notes 9.25%, 03/30/18	309,375
A2	1,100	SLM Corp., Sr. Notes 5.58%, 07/25/07	1,101,323

			4,512,476

Gaming 0.2%
B1	400	MGM Mirage, Inc., Gtd. Notes 9.75%, 06/01/07	404,500

Oil & Gas 0.2%
Baa1	445	Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) 5.265%, 06/15/11	431,182

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Oil, Gas & Consumable Fuels 0.3%
B2		200	El Paso Corp., Sr. Unsec’d. Notes 7.625%, 08/16/07	$196,250
Baa1		400	Transocean, Inc., Notes 5.566%, 09/05/08	400,318

				596,568

Personnel Services 0.3%
B1		500	Service Corp. International, Sr. Unsec’d. Notes 6.50%, 03/15/08	501,250

Pharmaceuticals 0.2%
Baa2		400	Cardinal Health, Inc., Bonds, 144A 5.63%, 10/02/09	400,282

Telecom—Integrated/Services 0.2%
A2		400	BellSouth Corp., Sr. Unsec’d. Notes 5.474%, 08/15/08	400,289

Telecommunications 0.5%
Baa3		900	Embarq Corp., Notes 6.738%, 06/01/13	922,685

Telecommunications—Cellular 0.5%
Ba3		1,000	Qwest Corp., Sr. Notes 7.625%, 06/15/15	1,071,250

Transportation 0.3%
		500	Burlington North Santa Fe Corp., Notes 7.875%, 04/15/07	502,153

			Total Corporate Bonds (cost $20,353,317)	20,456,721

FOREIGN GOVERNMENT BONDS 1.5%
Aaa		1,390	Bundesobligation (Germany) 4.00%, 02/16/07	1,811,575
Aa2	JPY	3,000	Federal Republic of Italy (Italy) 3.80%, 03/27/08	25,731
Ba1		180	Republic of Panama (Panama) 9.625%, 02/08/11	203,850
Aaa		300	United Kingdom Gilt (United Kingdom) 4.25%, 03/07/11	566,201

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

Aaa	GBP	200	United Kingdom Treasury Bond (United Kingdom) 5.75%, 12/07/09	$396,302

			Total Foreign Government Bond (cost $2,909,007)	3,003,659

MUNICIPAL BONDS 0.5%
Aaa		200	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	209,298
Baa3		100	Golden State Tobacco Settlement, Revenue Bonds, Series 2003-A-1 6.75%, 06/01/39	114,253
Baa3		250	6.25%, 06/01/33	278,753
Baa3		100	Tobacco Settlement Financing Corp., Revenue Bonds 6.375%, 06/01/32	113,524
Baa3		300	6.00%, 06/01/37	330,660

			Total Municipal Bonds (cost $864,453)	1,046,488

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 24.6%
			Federal Home Loan Mortgage Corp.
		15	7.036%, 08/01/23(b)	15,553
		229	6.00%, 09/01/22	231,557
		624	5.092%, 03/01/36(b)	623,956
		943	5.00%, 11/01/35 - 01/01/36	906,253
			Federal National Mortgage Assoc.
		170	7.50%, 01/01/32	176,679
		9,023	6.50%, 01/01/16 - 08/01/36	9,173,791
		7,949	6.00%, 05/01/16 - 10/01/36	7,979,847
		98	5.638%, 05/01/36(b)	98,902
		25,009	5.50%, 09/01/33 - 04/01/36	24,616,933
		965	5.11%, 06/01/35(b)	963,254
		1,060	5.00%, 01/01/19 - 02/01/36	1,019,328
		2,015	4.50%, 09/01/35 - 11/01/35	1,875,197
		925	4.00%, 08/01/18 - 06/01/19	866,422
			Government National Mortgage Assoc.
		93	8.50%, 02/20/30 - 06/15/30	99,681
		999	6.00%, 12/15/36	1,008,333
		10	5.75%, 09/20/22(b)	10,242

See Notes to Financial Statements.

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Principal Amount (000)#	Description	Value (Note 1)

60	4.50%, 08/15/33 - 09/15/33	$56,333

	Total U.S. Government Mortgage Backed Obligations (cost $50,090,642)	49,722,261

U.S. TREASURY OBLIGATIONS 17.6%
400	U.S. Treasury Bonds 12.00%, 08/15/13	441,297
	U.S. Treasury Inflationary Index Bonds
190	3.875%, 04/15/29	292,460
300	2.375%, 04/15/11	303,748
1,400	2.00%, 01/15/16	1,375,585
2,300	0.875%, 04/15/10	2,326,147
	U.S. Treasury Notes
1,600	5.125%, 05/15/16	1,629,375
7,800	4.875%, 04/30/11 - 07/31/11	7,813,596
6,500	4.75%, 12/31/08 - 01/31/12	6,479,353
100	4.625%, 12/31/11	99,117
1,000	4.50%, 11/15/10	988,945
6,700	4.25%, 10/15/10 - 08/15/13	6,495,744
1,800	4.375%, 01/31/08 - 12/15/10	1,783,637
3,400	4.00%, 06/15/09 - 04/15/10	3,321,571
1,900	3.875%, 09/15/10	1,840,847
500	U.S. Treasury Strip Coupon 7.25%, 02/15/22	233,763

	Total U.S. Treasury Obligations (cost $35,533,793)	35,425,185

Shares

WARRANTS*

Telecommunications
300,000	United Mexican States, Series E, expiring 06/30/07 (cost $30)	4,185

	Total Long-Term Investments (cost $198,145,554)	214,283,886

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Contracts/ Notional Amount	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 11.7%

OUTSTANDING OPTIONS PURCHASED 0.1%(a)

Call Options 0.1%
500,000	Swap Option on 3 Month LIBOR expiring 04/27/2009@5.00%	$35,471
8,600,000	Swap Option on 3 Month LIBOR expiring 07/02/2007@5.37%	38,167
28,000,000	Eurodollar Futures, expiring 09/14/2007, Strike Price $95.00	15,400
157,000,000	Eurodollar Futures, expiring 09/14/2007, Strike Price $95.25	50,044
9,200,000	Swap Option on 3 Month LIBOR, expiring 07/02/2007@4.90%	8,097

		147,179

Put Options
500,000	Swap Option on 3 Month LIBOR expiring 04/27/2009@6.00%	9,769
4,800,000	Swap Option on 3 Month LIBOR expiring 12/20/2007@5.00%	15,461
10,000,000	Eurodollar Futures, expiring 12/17/2007, Strike Price $91.50	63
54,000,000	Eurodollar Futures, expiring 12/17/2007, Strike Price $91.75	337
61,000,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $92.50	381
2,000,000,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $91.75	1,250
20,500,000	U.S. Treasury Note Futures, expiring 02/23/2007, Strike Price $102.50	3,203

		30,464

	Total Outstanding Options Purchased (cost $317,842)	177,643

See Notes to Financial Statements.

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Principal Amount (000)#	Description	Value (Note 1)

U.S. TREASURY OBLIGATIONS 0.2%
	United States Treasury Bills
245	4.805%, 03/15/07	$243,569
100	4.92%, 03/15/07(e)	99,421
50	4.953%, 03/15/07(e)	49,711

	Total U.S. Treasury Obligations (cost $392,764)	392,701

FOREIGN TREASURY BILLS 8.7%
13,260	Dutch Treasury Certificate (Netherlands) 4.96%, 02/28/07	17,239,296
290	French Treasury Notes (France) 2.25%, 03/12/07	377,385

	Total Foreign Treasury Bills (cost $17,762,032)	17,616,681

Shares

AFFILIATED MONEY MARKET MUTUAL FUND 2.7%
5,537,660	Dryden Core Investment Fund—Taxable Money Market Series(h) (cost $5,537,660)	5,537,660

	Total Short-Term Investments (cost $24,010,298)	23,724,685

	Total Investments, Before Securities Sold Short and Outstanding Options Written 117.8% (cost $222,155,852; Note 5)	238,008,571

Principal Amount (000)#

SECURITIES SOLD SHORT (3.7)%
	Federal National Mortgage Assoc.
1,000	6.00%, TBA	(1,003,438)
6,000	6.00%, TBA	(6,018,750)
500	5.50%, TBA	(491,563)

	Total Securities Sold Short (proceeds $7,520,234)	(7,513,751)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Contracts/ Notional Amount	Description	Value (Note 1)

OUTSTANDING OPTIONS WRITTEN(a)

Call Options
4,000,000	Swap Option on 3 Month LIBOR, expiring 07/02/2007@5.00%	$(12,905)
2,100,000	Swap Option on 3 Month LIBOR, expiring 12/20/2007@5.15%	(18,996)
2,800,000	Swap Option on 3 Month LIBOR, expiring 07/02/2007@5.50%	(48,171)

	Total Outstanding Options Written (premium received $95,404)	(80,072)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 114.1% (cost $214,540,214; Note 5)	230,414,748
	Other Liabilities in Excess of Other Assets(i) (14.1)%	(28,466,618)

	Net Assets 100%	$201,948,130

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

TBA—Securities Purchased on a Forward Commitment Basis

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(e)	Securities segregated as collateral for futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

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(i)	Other Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, foreign exchange currency contracts, interest rate and credit default swaps as follows:

Open Future contracts outstanding at January 31, 2007:

Number of Contracts	Type	Expiration Date	Value at January 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
239	5 Yr. U.S. Treasury Notes	Mar. 2007	$24,982,969	$25,228,961	$(245,992)
125	90 Day Euro	Jun. 2008	29,664,063	29,734,825	(70,762)
86	90 Day Euro	Sept. 2008	20,414,250	20,419,037	(4,787)
53	90 Day Euro	Dec. 2007	12,565,637	12,620,512	(54,875)
42	90 Day Euro	Dec. 2008	9,970,275	9,973,438	(3,163)
108	90 Day Euro	Mar. 2008	25,620,300	25,643,300	(23,000)
34	90 Day Euro EURIBOR	Mar. 2008	10,625,415	10,648,644	(23,229)
89	90 Day Sterling	Dec. 2007	20,589,709	20,621,458	(31,749)
35	90 Day Sterling	Dec. 2008	8,105,672	8,117,579	(11,907)

			$162,538,290	$163,007,754	$(469,464)

	Short Positions:
77	10 Yr. U.S. Treasury Notes	Mar. 2007	$8,219,750	$8,363,609	$143,859

Foreign currency exchange contracts outstanding at January 31, 2007

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 03/16/07	CNY	1,544,000	$200,000	$199,980	$(20)
Expiring 05/09/07	CNY	6,141,000	800,026	802,173	2,147
Expiring 08/16/07	CNY	5,813,160	753,000	769,344	16,344
Pound Sterling,
Expiring 02/22/07	GBP	748,000	1,476,058	1,469,574	(6,484)
Japanese Yen,
Expiring 02/15/07	JPY	396,710,377	3,413,808	3,333,492	(80,316)

			$6,642,892	$6,574,563	$(68,329)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Sale Contracts	Notional Amount		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Euros,
Expiring 02/27/07	EUR	14,073,000	$18,275,225	$18,363,780	$(88,555)
Pound Sterling,
Expiring 02/22/07	GBP	1,970,000	3,863,347	3,870,418	(7,071)

			$22,138,572	$22,234,198	$(95,626)

Interest rate swap agreements outstanding at January 31, 2007:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(2)	6/20/2037	USD	800	5.00%	3 Month LIBOR	$(35,982)
Duesche Bank(2)	6/20/2037	USD	5,700	5.00%	3 Month LIBOR	(273,495)
UBS AG(2)	6/18/2009	USD	10,000	5.00%	3 Month LIBOR	4,601
Goldman Sachs(2)	12/15/2007	USD	1,500	4.00%	3 Month LIBOR	(20,809)
Duesche Bank(1)	12/15/2035	GBP	400	4.00%	6 Month LIBOR	4,030
UBS AG (2)	10/15/2010	EUR	100	2.15%	FRC—Excluding Tobacco— Non-Revised Consumer Price Index	2,006
Duesche Bank(2)	6/15/2017	AUD	1,700	6.00%	6 Month Australian Bank Bill rate	(24,683)
Duesche Bank(1)	6/20/2017	USD	6,000	5.00%	3 Month LIBOR	223,993
Merrill Lynch & Co.(1)	6/20/2016	JPY	50,000	2.00%	6 Month LIBOR	(2,009)
Barclays Capital(1)	6/20/2016	JPY	20,000	2.00%	6 Month LIBOR	(1,349)
Citibank(1)	6/20/2017	USD	2,800	5.00%	3 Month LIBOR	94,393
UBS AG(2)	6/20/2037	USD	1,900	5.00%	3 Month LIBOR	(87,063)
Barclays Capital(1)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	(18,041)
UBS AG(2)	12/20/2008	GBP	2,400	5.00%	6 Month LIBOR	(5,392)

						$(139,800)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

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Credit default swap agreements outstanding at January 31, 2007:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(1)	5/25/2046	USD	300	1.33%	ABX.HE.A Index	$19,797
Bear Stearns International Ltd.(1)	7/25/2045	USD	1,800	0.54%	ABX.HE.A Index	(2,779)
Goldman Sachs(2)	3/20/2008	USD	700	0.05%	AIG, 5.60%, due 10/18/16	138
Morgan Stanley & Co.(1)	12/20/2008	USD	200	0.26%	Allstate Corp., 6.125%, due 02/15/12	(798)
UBS AG(1)	12/20/2008	USD	300	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,416)
Lehman Brothers(1)	12/20/2008	USD	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(345)
Barclays Bank PLC(1)	9/20/2011	USD	200	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	(1,104)
Credit Suisse International(1)	12/20/2011	USD	1,000	3.25%	Dow Jones CDX HY7 Index	(3,792)
Morgan Stanley & Co.(2)	12/20/2015	USD	700	0.46%	Dow Jones CDX IG5 Index	4,212
Morgan Stanley & Co.(1)	12/20/2012	USD	1,000	0.14%	Dow Jones CDX IG5 Index	(1,446)
Morgan Stanley & Co.(2)	12/20/2015	USD	1,500	0.46%	Dow Jones CDX IG5 Index	9,533
Morgan Stanley & Co.(1)	12/20/2012	USD	2,100	0.14%	Dow Jones CDX IG5 Index	(3,019)
Bank of America Securities LLC(1)	6/20/2011	USD	2,300	0.40%	Dow Jones CDX IG6 Index	(2,906)
Barclays Bank PLC(1)	12/20/2011	USD	600	0.75%	Dow Jones CDX IG7 Index	(1,558)
Morgan Stanley & Co.(1)	12/20/2016	USD	1,000	0.65%	Dow Jones CDX IG7 Index	555
JPMorgan Chase Bank(1)	12/20/2011	USD	1,000	1.65%	Dow Jones CDX XO7 Index	(1,925)
Bank of America Securities LLC(1)	12/20/2008	USD	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(146)
Citigroup(1)	12/20/2008	USD	200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(772)
Barclays Bank PLC(1)	12/20/2008	USD	200	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(551)
Morgan Stanley & Co.(1)	12/20/2008	USD	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(125)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Citigroup(1)	12/20/2008	USD	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	$(333)
Lehman Brothers(2)	3/20/2007	USD	2,600	0.55%	GMAC, 6.875%, due 08/28/12	2,818
Lehman Brothers(1)	12/20/2008	USD	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,737)
Bear Stearns International Ltd.(1)	12/20/2008	USD	200	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(1,133)
Lehman Brothers(1)	12/20/2008	USD	200	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(160)
Merrill Lynch & Co.(1)	12/20/2008	USD	100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(432)
JPMorgan Chase Bank(1)	12/20/2016	EUR	300	0.85%	iTraxx Europe HiVol Series 6 Version 1	(97)
Goldman Sachs(1)	12/20/2016	EUR	800	0.85%	iTraxx Europe HiVol Series 6 Version 1	(572)
Duesche Bank(1)	12/20/2016	EUR	1,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,088)
Barclays Bank PLC(1)	12/20/2016	EUR	1,100	0.85%	iTraxx Europe HiVol Series 6 Version 1	(493)
Lehman Brothers(1)	12/20/2008	USD	200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(389)
Lehman Brothers(1)	12/20/2008	USD	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(936)
Lehman Brothers(1)	12/20/2008	USD	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(272)
Lehman Brothers(1)	12/20/2008	USD	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(821)
Merrill Lynch & Co.(1)	6/20/2016	USD	300	0.39%	Omnicom 5.90%, due 04/15/16	(783)
Lehman Brothers(1)	6/20/2009	USD	500	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(4,028)
Lehman Brothers(1)	12/20/2008	USD	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	505
Merrill Lynch & Co.(1)	5/20/2016	USD	1,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(12,162)
Morgan Stanley & Co.(1)	5/20/2016	USD	300	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(3,760)

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	9/20/2010	USD	100	2.70%	Republic of Turkey, 11.875%, due 01/15/30	$(5,853)
Merrill Lynch & Co.(2)	3/20/2007	USD	400	0.61%	Russian Federation, 2.25%, due 03/31/30	1,162
Citigroup(1)	12/20/2008	USD	300	0.14%	Wal-mart Stores, Inc., 6.875%, due 8/10/09	(656)
Barclays Bank PLC(1)	12/20/2008	USD	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,227)
Lehman Brothers(1)	12/20/2008	USD	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(121)
Barclays Bank PLC(1)	5/20/2012	USD	100	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	(92)

						$(21,107)

(1)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

The industry classification of long-term portfolio holdings, short-term investments and other liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 was as follows:

Industry
U.S. Government Mortgage Backed Obligations	24.6%
U.S. Treasury Obligations	17.8
Foreign Treasury Bills	8.7
Financial—Bank & Trust	5.9
Financial Services	5.3
Asset-Backed Securities	4.3
Collateralized Mortgage Obligations	3.9
Oil, Gas & Consumable Fuels	3.1
Telecommunications	2.8
Affiliated Money Market Mutual Fund	2.8
Insurance	2.2
Retail & Merchandising	2.1
Transportation	1.7
Media	1.6
Foreign Government Bonds	1.5
Consumer Products & Services	1.4
Medical Supplies & Equipment	1.3
Pharmaceuticals	1.3
Aerospace	1.2
Healthcare Services	1.2
Biotechnology	1.0

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Industry
Software	1.0%
Automobile Manufacturers	0.8
Hotels & Motels	0.8
Entertainment & Leisure	0.8
Chemicals	0.8
Industrial Conglomerates	0.8
Metals & Mining	0.8
Thrifts & Mortgage Finance	0.7
Real Estate Investment Trusts	0.6
Utilities	0.6
Diversified Financial Services	0.6
Semiconductors	0.6
Aerospace & Defense	0.6
Internet Services	0.6
Commercial Services	0.6
Telecommunications—Cellular	0.5
Municipal Bonds	0.5
Household Durables	0.5
Computer Hardware	0.5
Machinery	0.4
Farming & Agriculture	0.4
Energy Equipment & Services	0.4
Commercial Banks	0.4
Electric Utilities	0.4
Personnel Services	0.4
Electronic Components	0.3
Diversified Manufacturing Operations	0.3
Specialty Retail	0.3
Independent Power Producers & Energy Traders	0.3
It Services	0.3
Healthcare Providers & Services	0.3
Construction	0.2
Computers & Peripherals	0.2
Computer Services & Software	0.2
Manufacturing	0.2
Hotels, Restaurants & Leisure	0.2
Beverages	0.2
Oil & Gas	0.2
Multi-line Retail	0.2
Gaming	0.2
Telecom—Integrated/Services	0.2
Auto Components	0.2
Advertising	0.2
Automotive Parts	0.2
Food Products	0.2
Real Estate	0.2
Business Services	0.1

See Notes to Financial Statements.

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Industry
Building Products	0.1%
Real Estate Investment Trust—Other Reit	0.1
Tobacco	0.1
Paper & Forest Products	0.1
Capital Markets	0.1
Foods	0.1
Distributors	0.1
Semiconductors/Semi Cap	0.1
Household Products	0.1
Media & Communications	0.1
Clothing & Apparel	0.1
Real Estate Management & Development	0.1
Household/Personal Care	0.1
Energy Equipment	0.1
Auto Parts & Related	0.1
Healthcare Equipment & Supplies	0.1
Environmental Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Computer Software	0.1
Medical Products	0.1
Telecommunication Services	0.1

117.8
Securities sold short	(3.7)
Other liabilities in excess of other assets	(14.1)

Total	100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	45

Statement of Assets and Liabilities

January 31, 2007 (Unaudited)

ASSETS
Investments at value:
Unaffiliated investments (cost $216,618,192)	$232,470,910
Affiliated investments (cost $5,537,660)	5,537,660
Receivable for investments sold	63,361,979
Foreign currency, at value (cost $1,736,497)	1,728,341
Dividends and interest receivable	873,954
Unrealized appreciation on swap agreements	367,743
Receivable for Fund shares sold	146,541
Receivable from broker-varation margin	42,677
Unrealized appreciation on foreign currency exchange contracts	18,491
Prepaid expenses	5,482

Total assets	304,553,778

LIABILITIES
Payable for investments purchased	92,406,249
Securities sold short, at value (proceeds $7,520,234)	7,513,751
Payable for Fund shares reacquired	540,763
Unrealized depreciation on swap agreements	528,650
Payable to custodian	427,707
Premium for interest rate swaps written	411,025
Accrued expenses and other liabilities	202,960
Unrealized depreciation on foreign currency exchange contracts	182,446
Management fee payable	129,276
Distribution fee payable	125,350
Outstanding options written (premiums received $95,404)	80,072
Transfer agent fee payable	57,399

Total liabilities	102,605,648

NET ASSETS	$201,948,130

Net assets were comprised of:
Shares of beneficial interest, at par	$19,037
Paid-in capital, in excess of par	186,857,131

186,876,168
Accumulated net investment loss	(716,555)
Accumulated net realized gain on investments and foreign currencies	640,802
Net unrealized appreciation on investments and foreign currencies	15,147,715

Net assets, January 31, 2007	$201,948,130

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($61,901,059 ÷ 5,828,466) shares of beneficial interest issued and outstanding)	$10.62
Maximum sales charge (5.5% of offering price)	.62

Maximum offering price to public	$11.24

Class B:
Net asset value, offering price and redemption price per share ($86,848,698 ÷ 8,193,295 shares of beneficial interest issued and outstanding)	$10.60

Class C:
Net asset value, offering price and redemption price per share ($34,804,677 ÷ 3,283,872 shares of beneficial interest issued and outstanding)	$10.60

Class M:
Net asset value, offering price and redemption price per share ($3,284,462 ÷ 309,894 shares of beneficial interest issued and outstanding)	$10.60

Class R:
Net asset value, offering price and redemption price per share ($8,329,894 ÷ 783,350 shares of beneficial interest issued and outstanding)	$10.63

Class X:
Net asset value, offering price and redemption price per share ($2,402,699 ÷ 226,792 shares of beneficial interest issued and outstanding)	$10.59

Class Z:
Net asset value, offering price and redemption price per share ($4,376,641 ÷ 411,648 shares of beneficial interest issued and outstanding)	$10.63

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	47

Statement of Operations

Six Months Ended January 31, 2007 (Unaudited)

NET INVESTMENT INCOME
Income
Unaffiliated Interest	$2,842,177
Unaffiliated dividends (net of foreign withholding taxes $426)	710,900
Affiliated dividends	291,922

3,844,999

Expenses
Management fee	779,134
Distribution fee—Class A	76,551
Distribution fee—Class B	459,517
Distribution fee—Class C	180,410
Distribution fee—Class M	17,173
Distribution fee—Class R	20,192
Distribution fee—Class X	12,358
Transfer agent’s fees and expenses (including affiliated expense of $81,600)	121,000
Custodian’s fees and expenses	95,000
Registration fees	49,000
Reports to shareholders	35,000
Legal fee	15,000
Audit fee	8,000
Trustees’ fees	6,000
Loan interest expense (Note 7)	1,229
Miscellaneous	17,622

Total expenses	1,893,186

Net investment income	1,951,813

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investment transactions	1,933,839
Options written	(95,719)
Foreign currency transactions	531,015
Futures	266,397
Swaps	21,451
Short sale transactions	57,173

2,714,156

Net change in unrealized appreciation (depreciation) on:
Investments	8,608,564
Foreign currencies	(145,353)
Futures	(224,184)
Swaps	(122,456)
Options written	954
Short sales	6,483

8,124,008

Net gain on investments	10,838,164

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,789,977

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,951,813	$4,149,989
Net realized gain on investments and foreign currency transactions	2,714,156	4,608,502
Net change in unrealized appreciation/depreciation on investments and foreign currencies	8,124,008	(5,208,113)

Net increase in net assets resulting from operations	12,789,977	3,550,378

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,026,131)	(1,403,569)
Class B	(1,196,750)	(2,090,796)
Class C	(467,621)	(775,965)
Class M	(44,510)	(51,993)
Class R	(125,648)	(134,510)
Class X	(31,689)	(40,065)
Class Z	(82,402)	(141,132)

	(2,974,751)	(4,638,030)

Distributions from net realized gains:
Class A	(1,207,325)	(4,063,852)
Class B	(1,817,015)	(9,457,186)
Class C	(700,590)	(3,457,932)
Class M	(67,656)	(217,196)
Class R	(162,551)	(413,614)
Class X	(46,264)	(161,463)
Class Z	(91,039)	(382,873)

	(4,092,440)	(18,154,116)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	11,018,063	45,898,058
Net asset value of shares issued in reinvestment of distributions	6,455,959	20,885,010
Cost of shares reacquired	(26,916,797)	(56,982,824)

Net increase in net assets resulting from Fund share transactions	(9,442,775)	9,800,244

Total decrease	(3,719,989)	(9,441,524)

NET ASSETS
Beginning of period	205,668,119	215,109,643

End of period(a)	$201,948,130	$205,668,119

(a) Includes undistributed net investment income of:	$—	$306,383

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	49

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) (formerly known as Strategic Partners Asset Allocation Funds) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”) (formerly known as Strategic Partners Moderate Allocation Fund), Target Conservative Allocation Fund (formerly known as Strategic Partners Conservative Allocation Fund) and Target Growth Allocation Fund (formerly known as Strategic Partners Growth Allocation Fund). These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2007.

Fund Segment	Subadvisors
Large-cap value stocks	Hotchkis & Wiley Capital Management LLC J.P. Morgan Fleming Asset Management NFJ Investment Group L.P.

Large-cap growth stocks	Marsico Capital Management, LLC Goldman Sachs Asset Management L.P.

Core fixed income bonds	Pacific Investment Management Company LLC

Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

Small-cap growth stocks	RS Investment Management, L.P.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

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Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Target Asset Allocation Funds/Target Conservative Allocation Fund	51

Notes to Financial Statements

(Unaudited) Cont’d

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political

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and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as in unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency

Target Asset Allocation Funds/Target Conservative Allocation Fund	53

Notes to Financial Statements

(Unaudited) Cont’d

underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/

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receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, future contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Target Asset Allocation Funds/Target Conservative Allocation Fund	55

Notes to Financial Statements

(Unaudited) Cont’d

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund,

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occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2007.

PIMS has advised the Fund that it has received approximately $67,400 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2007. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2007, it has received approximately $81,200, $1,000, $4,500 and $600 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Target Asset Allocation Funds/Target Conservative Allocation Fund	57

Notes to Financial Statements

(Unaudited) Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. The Fund incurred approximately $20,900 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2007, Prudential Equity Group, a wholly owned subsidiary of Prudential, earned $56 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formally known as Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2007, aggregated $99,738,584 and $60,265,944, respectively.

Transactions in options/swap options written during the six months ended January 31, 2007, were as follows:

	Number of Contracts/ Notional Amount	Premium
Options outstanding at July 31, 2006	5,800,000	$61,914
Written options	11,350,000	63,335
Expired options	(5,750,000)	(4,907)
Closed options	(2,500,000)	(24,938)

Options outstanding at January 31, 2007	8,900,000	$95,404

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Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2007 were follows:

Tax Basis	Appreciation	(Depreciation)	Net Unrealized Appreciation
$222,956,098	16,781,363	(1,728,890)	15,052,473

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales, passive foreign investment companies, and real estate investment trusts.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years, 1% in the seventh year and 0% in the eighth year after purchase. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2007, Prudential owned 231 shares each of Class M, Class R and Class X shares.

Target Asset Allocation Funds/Target Conservative Allocation Fund	59

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2007:
Shares sold	367,027	$3,882,663
Shares issued in reinvestment of dividends and distributions	190,895	2,025,088
Shares reacquired	(811,928)	(8,577,378)

Net increase (decrease) in shares outstanding before conversion	(254,006)	(2,669,627)
Shares issued, upon conversion from Class B , Class M, and Class X	455,184	4,779,726

Net increase (decrease) in shares outstanding	201,178	$2,110,099

Year ended July 31, 2006:
Shares sold	1,470,259	$15,793,427
Shares issued in reinvestment of dividends and distributions	476,258	4,916,584
Shares reacquired	(1,431,994)	(15,334,450)

Net increase (decrease) in shares outstanding before conversion	514,523	5,375,561
Shares issued, upon conversion from Class B , Class M, and Class X	997,728	10,393,333

Net increase (decrease) in shares outstanding	1,512,251	$15,768,894

Class B
Six months ended January 31, 2007:
Shares sold	208,266	$2,192,237
Shares issued in reinvestment of dividends and distributions	267,710	2,837,172
Shares reacquired	(961,033)	(10,134,242)

Net increase (decrease) in shares outstanding before conversion	(485,057)	(5,104,833)
Shares reaquired upon conversion into Class A	(438,728)	(4,602,261)

Net increase (decrease) in shares outstanding	(923,785)	$(9,707,094)

Year ended July 31, 2006:
Shares sold	835,361	$8,879,650
Shares issued in reinvestment of dividends and distributions	1,062,478	10,955,595
Shares reacquired	(2,050,690)	(21,890,417)

Net increase (decrease) in shares outstanding before conversion	(152,851)	(2,055,172)
Shares reaquired upon conversion into Class A	(995,297)	(10,350,649)

Net increase (decrease) in shares outstanding	(1,148,148)	$(12,405,821)

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Class C	Shares	Amount
Six months ended January 31, 2007:
Shares sold	299,856	$3,147,735
Shares issued in reinvestment of dividends and distributions	92,307	978,257
Shares reacquired	(560,295)	(5,925,242)

Net increase (decrease) in shares outstanding	(168,132)	$(1,799,250)

Year ended July 31, 2006:
Shares sold	692,955	$7,370,567
Shares issued in reinvestment of dividends and distributions	345,136	3,558,750
Shares reacquired	(1,448,674)	(15,480,016)

Net increase (decrease) in shares outstanding	(410,583)	$(4,550,699)

Class M
Six months ended January 31, 2007:
Shares sold	73,957	$775,384
Shares issued in reinvestment of dividends and distributions	8,163	86,509
Shares reacquired	(93,867)	(984,520)

Net increase (decrease) in shares outstanding before conversion	(11,747)	(122,627)
Shares reaquired upon conversion into Class A	(11,933)	(126,036)

Net increase (decrease) in shares outstanding	(23,680)	$(248,663)

Year ended July 31, 2006:
Shares sold	258,152	$2,726,013
Shares issued in reinvestment of dividends and distributions	20,522	211,271
Shares reacquired	(109,039)	(1,139,717)

Net increase (decrease) in shares outstanding before conversion	169,635	1,797,567
Shares reaquired upon conversion into Class A	(3,611)	(37,160)

Net increase (decrease) in shares outstanding	166,024	$1,760,407

Class R
Six months ended January 31, 2007:
Shares sold	49,759	$521,663
Shares issued in reinvestment of dividends and distributions	27,111	288,111
Shares reacquired	(10,857)	(113,743)

Net increase (decrease) in shares outstanding	66,013	$696,031

Year ended July 31, 2006:
Shares sold	690,321	$7,571,883
Shares issued in reinvestment of dividends and distributions	52,998	547,840
Shares reacquired	(26,213)	(279,993)

Net increase (decrease) in shares outstanding	717,106	$7,839,730

Target Asset Allocation Funds/Target Conservative Allocation Fund	61

Notes to Financial Statements

(Unaudited) Cont’d

Class X	Shares	Amount
Six months ended January 31, 2007:
Shares sold	22,580	$236,765
Shares issued in reinvestment of dividends and distributions	7,166	75,881
Shares reacquired	(50,961)	(538,127)

Net increase (decrease) in shares outstanding before conversion	(21,215)	(225,481)
Shares reaquired upon conversion into Class A	(4,978)	(51,429)

Net increase (decrease) in shares outstanding	(26,193)	$(276,910)

Year ended July 31, 2006:
Shares sold	153,985	$1,623,695
Shares issued in reinvestment of dividends and distributions	19,219	197,936
Shares reacquired	(68,665)	(718,754)

Net increase (decrease) in shares outstanding before conversion	104,539	1,102,877
Shares reaquired upon conversion into Class A	(526)	(5,524)

Net increase (decrease) in shares outstanding	104,013	$1,097,353

Class Z
Six months ended January 31, 2007:
Shares sold	24,652	$261,616
Shares issued in reinvestment of dividends and distributions	15,534	164,941
Shares reacquired	(60,921)	(643,545)

Net increase (decrease) in shares outstanding	(20,735)	$(216,988)

Year ended July 31, 2006:
Shares sold	174,769	$1,932,823
Shares issued in reinvestment of dividends and distributions	48,039	497,034
Shares reacquired	(195,938)	(2,139,477)

Net increase (decrease) in shares outstanding	26,870	$290,380

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. For the period from October 29, 2005 through October 26,

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2006, the Companies paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at January 31, 2007
Target Conservative Allocation Fund	$3,850,000	5.74%	2	—

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Target Asset Allocation Funds/Target Conservative Allocation Fund	63

Financial Highlights

(Unaudited)

	Class A
	For the Six Months Ended January 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.33

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gains (loss) on investments transactions	.55

Total from investment operations	.68

Less Dividends and Distributions:
Dividends from net investment income	(.18)
Distributions from net realized gains on investments	(.21)

Total dividends and distributions	(.39)

Net asset value, end of period	$10.62

Total Return(a)	6.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$61,901
Average net assets (000)	$60,742
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)
Net investment income	2.32	%(c)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	171	%(d)

(a)	These total returns do not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	Calculated based upon the average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2006(e)	2005	2004	2003	2002*

$11.36	$10.51	$9.71	$8.81	$9.95

.28	.18	.17	.24	.26
(.05)	1.05	.82	.89	(1.15)

.23	1.23	.99	1.13	(.89)

(.30)	(.21)	(.19)	(.23)	(.25)
(.96)	(.17)	—	—	—

(1.26)	(.38)	(.19)	(.23)	(.25)

$10.33	$11.36	$10.51	$9.71	$8.81

2.20%	11.85%	10.18%	13.08%	(9.10)%

$58,130	$46,743	$36,307	$27,364	$20,234
$51,963	$42,639	$32,710	$22,847	$18,414

1.41%	1.44%	1.42%	1.51%	1.62%
1.16%	1.19%	1.17%	1.26%	1.37%
2.57%	1.65%	1.67%	2.66%	2.71%

481%	379%	160%	269%	338%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	65

Financial Highlights

(Unaudited) Cont’d

	Class B
	For the Six Months Ended January 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.31

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gains (loss) on investments transactions	.56

Total from investment operations	.64

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains on investments	(.21)

Total dividends and distributions	(.35)

Net asset value, end of period	$10.60

Total Return(a)	6.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$86,849
Average net assets (000)	$91,154
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(b)
Net investment income	1.59	%(b)

(a)	These total returns do not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Calculated based upon the average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and had no effect on the ratio of net investment income.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2006(c)	2005	2004	2003	2002*

$11.34	$10.49	$9.69	$8.79	$9.93

.18	.10	.10	.18	.19
(.03)	1.05	.81	.88	(1.15)

.15	1.15	.91	1.06	(.96)

(.22)	(.13)	(.11)	(.16)	(.18)
(.96)	(.17)	—	—	—

(1.18)	(.30)	(.11)	(.16)	(.18)

$10.31	$11.34	$10.49	$9.69	$8.79

1.40%	11.02%	9.40%	12.27%	(9.81)%

$94,011	$116,378	$110,140	$90,029	$68,841
$106,189	$114,342	$104,309	$78,562	$67,736

2.16%	2.19%	2.17%	2.26%	2.37%
1.16%	1.19%	1.17%	1.26%	1.37%
1.68%	.89%	.93%	1.93%	1.97%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	67

Financial Highlights

(Unaudited) Cont’d

	Class C
	For the Six Months Ended January 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.31

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gains (loss) on investments transactions	.55

Total from investment operations	.64

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains on investments	(.21)

Total dividends and distributions	(.35)

Net asset value, end of period	$10.60

Total Return(a)	6.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,805
Average net assets (000)	$35,788
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(b)
Net investment income	1.58	%(b)

(a)	These total returns do not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Calculated based upon the average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and had no effect on the ratio of net investment income.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2006(c)	2005	2004	2003	2002*

$11.34	$10.49	$9.69	$8.79	$9.93

.20	.10	.10	.17	.19
(.05)	1.05	.81	.89	(1.15)

.15	1.15	.91	1.06	(.96)

(.22)	(.13)	(.11)	(.16)	(.18)
(.96)	(.17)	—	—	—

(1.18)	(.30)	(.11)	(.16)	(.18)

$10.31	$11.34	$10.49	$9.69	$8.79

1.40%	11.02%	9.40%	12.27%	(9.81)%

$35,591	$43,787	$43,375	$37,429	$25,419
$39,175	$43,819	$41,938	$31,449	$18,350

2.16%	2.19%	2.17%	2.26%	2.37%
1.16%	1.19%	1.17%	1.26%	1.37%
1.83%	.89%	.94%	1.91%	1.97%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	69

Financial Highlights

(Unaudited) Cont’d

	Class M
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006(d)	October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.31		$11.34	$10.81

Income (loss) from investment operations:
Net investment income	.09		.19	.14
Net realized and unrealized gains (loss) on investments transactions	.55		(.04)	.69

Total from investment operations	.64		.15	.83

Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.22)	(.13)
Distributions from net realized gains on investments	(.21)		(.96)	(.17)

Total dividends and distributions	(.35)		(1.18)	(.30)

Net asset value, end of period	$10.60		$10.31	$11.34

Total Return(b)	6.26%		1.41%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,284		$3,439	$1,900
Average net assets (000)	$3,407		$2,579	$1,115
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(c)	2.16%	2.19	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)	1.16%	1.19	%(c)
Net investment income	1.58	%(c)	1.84%	1.25	%(c)

(a)	Commencement of offering new share class.
(b)	These total returns do not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.

See Notes to Financial Statements.

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	Class R
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006(e)	October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.34		$11.37	$10.84

Income (loss) from investment operations:
Net investment income	.11		.25	.16
Net realized and unrealized gains (loss) on investments transactions	.56		(.05)	.72

Total from investment operations	.67		.20	.88

Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.27)	(.18)
Distributions from net realized gains on investments	(.21)		(.96)	(.17)

Total dividends and distributions	(.38)		(1.23)	(.35)

Net asset value, end of period	$10.63		$10.34	$11.37

Total Return(b)	6.61%		1.93%	8.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,330		$7,419	$3
Average net assets (000)	$8,011		$4,498	$3
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.58	%(c)	1.66%	1.69	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)	1.16%	1.19	%(c)
Net investment income	2.07	%(c)	2.31%	1.77	%(c)

(a)	Commencement of offering new share class.
(b)	These total returns do not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(e)	Calculated based upon the average shares outstanding during the period.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	71

Financial Highlights

(Unaudited) Cont’d

	Class X
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006(d)	October 4, 2004(a) Through July 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.31		$11.33	$10.81

Income (loss) from investment operations:
Net investment income	.09		.19	.15
Net realized and unrealized gains (loss) on investments transactions	.54		(.03)	.67

Total from investment operations	.63		.16	.82

Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.22)	(.13)
Distributions from net realized gains on investments	(.21)		(.96)	(.17)

Total dividends and distributions	(.35)		(1.18)	(.30)

Net asset value, end of period	$10.59		$10.31	$11.33

Total Return(b)	6.37%		1.41%	7.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,403		$2,607	$1,688
Average net assets (000)	$2,452		$1,892	$853
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(c)	2.16%	2.19	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)	1.16%	1.19	%(c)
Net investment income	1.59	%(c)	1.86%	1.31	%(c)

(a)	Commencement of offering new share class.
(b)	These total returns do not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon the average shares outstanding during the period.

See Notes to Financial Statements.

72	Visit our website at www.strategicpartners.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	For the Six Months Ended January 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.34

Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized gains (loss) on investments transactions	.55

Total from investment operations	.69

Less Dividends and Distributions:
Dividends from net investment income	(.19)
Distributions from net realized gains on investments	(.21)

Total dividends and distributions	(.40)

Net asset value, end of period	$10.63

Total Return(a)	6.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,377
Average net assets (000)	$4,523
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.08	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(b)
Net investment income	2.57	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Calculated based upon the average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and had no effect on the ratio of net investment income.

See Notes to Financial Statements.

74	Visit our website at www.strategicpartners.com

Class Z
Year Ended July 31,
2006(c)	2005	2004	2003	2002*

$11.37	$10.52	$9.72	$8.81	$9.95

.30	.21	.20	.26	.28
(.04)	1.05	.81	.90	(1.14)

.26	1.26	1.01	1.16	(.86)

(.33)	(.24)	(.21)	(.25)	(.28)
(.96)	(.17)	—	—	—

(1.29)	(.41)	(.21)	(.25)	(.28)

$10.34	$11.37	$10.52	$9.72	$8.81

2.47%	12.10%	10.44%	13.45%	(8.87)%

$4,471	$4,611	$5,267	$3,714	$2,250
$4,587	$4,731	$4,712	$3,139	$1,773

1.16%	1.19%	1.17%	1.26%	1.37%
1.16%	1.19%	1.17%	1.26%	1.37%
2.83%	2.02%	1.93%	2.90%	2.96%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	75

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Acting Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Asset Management	522 Fifth Avenue New York, NY 10036

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, 3 Gateway Center, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Conservative Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PRCGA	PBCFX	PCCFX	N/A	PCLRX	N/A	PDCZX
CUSIP	87612A104	87612A203	87612A302	87612A609	87612A401	87612A708	87612A500

MFSP504E2    IFS-A131014    Ed. 03/2007

SEMIANNUAL REPORT

JANUARY 31, 2007

TARGET MODERATE ALLOCATION FUND

OBJECTIVE

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

March 16, 2007

Dear Shareholder:

We hope that you find the semiannual report for the Target Moderate Allocation Fund (formerly Strategic Partners Moderate Allocation Fund) informative and useful.

Target Asset Allocation Funds will be managed exactly as they have been in the past, with institutional-quality asset managers selected, matched, and monitored by the same research team as before. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths. This approach has led to competitive long-term performance.

You also will retain exchange privileges with any fund in Prudential’s JennisonDryden mutual fund family.

We believe your Target Moderate Allocation Fund will remain an excellent way for you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Moderate Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 1/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	10.17%	9.98%	49.84%	73.16%
Class B	9.85	9.14	44.46	62.67
Class C	9.85	9.14	44.46	62.67
Class M	9.78	9.16	N/A	27.59
Class R	10.04	9.71	N/A	29.13
Class X	9.76	9.06	N/A	27.76
Class Z	10.29	10.24	51.59	76.64
S&P 500 Index[2]	13.73	14.50	39.06	**
Customized Blend[3]	10.50	11.35	47.80	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]	10.25	10.24	38.71	****

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Since Inception[1]
Class A		5.94%	6.62%	6.09%
Class B		6.16	6.87	6.02
Class C		10.16	7.02	6.02
Class M		5.19	N/A	9.29
Class R		11.73	N/A	11.48
Class X		5.08	N/A	9.36
Class Z		12.37	8.08	7.10
S&P 500 Index[2]		15.78	6.18	**
Customized Blend[3]		12.97	7.67	***
Lipper Mixed-Asset Target Allocation Growth Funds Avg.[4]		11.98	6.15	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.strategicpartners.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z 11/18/98; Class M, R, and X, 10/04/04.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Customized Benchmark for Target Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (52%), MSCI EAFE (13%), and the Lehman Brothers U.S. Aggregate Bond Index (35%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than based on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

4The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/07 are 40.51% for Classes A, B, C, and Z; and 34.68% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/06 are 4.10% for Classes A, B, C, and Z; and 13.39% for Classes M, R, and X.

***Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/07 are 59.79% for Classes A, B, C, and Z; and 29.99% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/06 are 5.83% for Classes A, B, C, and Z; and 11.84% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/07 are 52.88% for Classes A, B, C, and Z; and 28.02% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/06 are 5.10% for Classes A, B, C, and Z; and 10.94% for Classes M, R, and X.

Target Asset Allocation Funds/Target Moderate Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Moderate Allocation Fund is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

4	Visit our website at www.strategicpartners.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2007, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Target Asset Allocation Funds/Target Moderate Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2006, at the beginning of the period, and held through the six-month period ended January 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

6	Visit our website at www.strategicpartners.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Moderate Allocation Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,101.70	1.28%	$6.78
	Hypothetical	$1,000.00	$1,018.75	1.28%	$6.51

Class B	Actual	$1,000.00	$1,098.50	2.03%	$10.74
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class C	Actual	$1,000.00	$1,098.50	2.03%	$10.74
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class M	Actual	$1,000.00	$1,097.80	2.03%	$10.73
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class R	Actual	$1,000.00	$1,100.40	1.53%	$8.10
	Hypothetical	$1,000.00	$1,017.49	1.53%	$7.78

Class X	Actual	$1,000.00	$1,097.60	2.03%	$10.73
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class Z	Actual	$1,000.00	$1,102.90	1.03%	$5.46
	Hypothetical	$1,000.00	$1,020.01	1.03%	$5.24

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2007 (to reflect the six-month period).

Target Asset Allocation Funds/Target Moderate Allocation Fund	7

Portfolio of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.6%
COMMON STOCKS 68.4%

Advertising 0.1%
15,800	JC Decaux SA (France)	$471,315

Aerospace 2.3%
775	Alliant Techsystems, Inc.*	62,775
4,940	Be Aerospace, Inc.*	147,113
22,683	Boeing Co. (The)	2,031,489
330	DRS Technologies, Inc.	18,282
11,700	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	474,435
23,148	General Dynamics Corp.	1,809,016
24,284	Lockheed Martin Corp.	2,360,162
4,000	Moog, Inc. (Class A Stock)*	155,960
37,900	Northrop Grumman Corp.	2,688,626
13,500	Raytheon Co.	700,650
13,777	United Technologies Corp.	937,112

		11,385,620

Aerospace & Defense 0.1%
100	AAR Corp.*	2,902
3,000	Goodrich Corp.	147,060
2,350	HEICO Corp.	86,104
10,000	Honeywell International, Inc.	456,900

		692,966

Airlines 0.2%
600	Allegiant Travel Co.*	19,950
122,100	Qantas Airways Ltd. (Australia)	512,549
23,300	Singapore Airlines Ltd. (Singapore)	267,361

		799,860

Apparel 0.1%
14,660	Adidas-Salomon AG (Germany)	708,336

Apparel Manufacturers
2,570	Carter’s, Inc.*	65,278
317	Columbia Sportswear Co.	20,554

		85,832

Auto Components
2,800	Magna International, Inc. (Class A Stock) (Canada)	218,736

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	9

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Auto Parts & Related 0.1%
4,700	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	$431,565

Automobile Manufacturers 0.2%
26,000	Fuji Heavy Industries Ltd. (Japan)	135,769
22,000	General Motors Corp.	722,480
2,200	Volkswagen AG (Germany)	246,058
1,100	Winnebago Industries, Inc.	36,894

		1,141,201

Automobiles 1.0%
14,600	Honda Motor Co. Ltd. (Japan)	573,786
16,800	Nissan Motor Co. Ltd. (Japan)	210,151
6,800	PSA Peugeot Citroen SA (France)	448,015
2,100	Renault SA (France)	260,948
17,300	Toyota Motor Corp. (Japan)	1,138,716
13,882	Toyota Motor Corp., ADR (Japan)	1,829,370
4,300	Valeo SA (France)	196,693
4,300	Volvo AB (Class B Stock) (Sweden)	316,659

		4,974,338

Automotive Parts 0.4%
1,700	Advance Auto Parts, Inc.	64,515
4,100	Autoliv, Inc.	247,394
300	Georg Fischer AG (Switzerland)*	201,024
37,300	GKN PLC (United Kingdom)	235,416
9,700	Johnson Controls, Inc.	896,862
4,800	Paccar, Inc.	320,976

		1,966,187

Banks
1,800	Colonial BancGroup, Inc. (The)	44,172

Beverages 0.7%
9,000	Anheuser-Busch Cos., Inc.	458,730
10,000	Asahi Breweries Ltd. (Japan)	154,056
2,100	Coca-Cola Co. (The)	100,548
23,400	Coca-Cola Enterprises, Inc.	480,168
33,931	Heinekin NV, ADR (Netherlands)	856,917
5,200	PepsiCo, Inc.	339,248
35,628	SABmiller PLC (United Kingdom)	810,341

		3,200,008

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Biotechnology 1.4%
20,300	Amgen, Inc.*	$1,428,511
12,600	Applera Corp.—Applied Biosystems Group	437,976
3,700	Biogen Idec, Inc.*	178,858
13,700	Celgene Corp.*	735,416
31,922	Genentech, Inc.*	2,789,025
12,430	Genzyme Corp.*	817,024
2,934	Illumina, Inc.*	119,867
9,300	Millennium Pharmaceuticals, Inc.*	103,230

		6,609,907

Broadcasting 0.2%
9,320	Marchex, Inc. (Class B Stock)	113,424
27,800	News Corp. (Class A Stock)	646,350

		759,774

Building & Building Products 0.1%
21,300	Masco Corp.	681,387

Building Materials 0.3%
1,100	Ciments Francais SA (France)	242,966
13,900	Hanson PLC (United Kingdom)	211,697
147,401	Kingfisher PLC (United Kingdom)	694,537
61,000	Kurabo Industries Ltd. (Japan)	156,613
100	USG Corp.*	5,360

		1,311,173

Building Products
1,610	Lennox International, Inc.	48,847

Business Services 0.2%
1,700	Administaff, Inc.	69,598
2,340	AMN Healthcare Services, Inc.*	60,559
5,340	Barrett Business Services, Inc.	117,480
8,700	Manpower, Inc.	634,491

		882,128

Cable Television
700	EchoStar Communications Corp. (Class A Stock)*	28,238

Capital Goods
1,600	Harsco Corp.	137,408

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	11

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Capital Markets 0.1%
1,100	Bank of New York Co., Inc. (The)	$44,011
6,472	Raymond James Financial, Inc.	206,586
3,500	SEI Investments Co.	218,155

		468,752

Chemicals 1.4%
2,700	Air Products & Chemicals, Inc.	201,105
80	Arkema (France)*	4,032
28,000	Asahi Kasei Corp. (Japan)	186,235
6,100	BASF AG (Germany)	589,704
4,000	Bayer AG (Germany)	237,565
505	Cytec Industries, Inc.	29,401
45,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	190,085
32,200	Dow Chemical Co.	1,337,588
13,400	Eastman Chemical Co.	784,704
425	FMC Corp.	33,086
625	Givaudan SA (Switzerland)	565,825
34,900	Mitsubishi Chemical Holdings Corp. (Japan)	236,097
2,500	Potash Corp. of Saskatchewan, Inc. (Canada)	390,075
4,700	PPG Industries, Inc.	311,563
12,723	Praxair, Inc.	802,312
10,800	Rohm & Haas Co.	562,248
3,075	Scotts Co. (The) (Class A Stock)	164,728
1,800	Syngenta AG (Switzerland)*	333,156
2,775	Valspar Corp.	78,200

		7,037,709

Clothing & Apparel 0.1%
5,650	Iconix Brand Group, Inc.*	112,492
100	NIKE, Inc. (Class B Stock)	9,881
3,500	Phillips-Van Heusen Corp.	193,025

		315,398

Commercial Banks 1.2%
88,874	Bank of Yokohama Ltd. (The) (Japan)	721,344
92,900	Barclays PLC (United Kingdom)	1,355,464
400	Citizens Banking Corp.	9,804
8,000	Deutsche Boerse AG (Germany)	1,405,244
200	First Horizon National Corp.	8,720
27,600	KeyCorp	1,053,492
94,100	Lloyds TSB Group PLC (United Kingdom)	1,081,076

See Notes to Financial Statements.

12	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

990	MB Financial, Inc.	$36,551
525	PrivateBancorp, Inc.	19,630
4,000	UnionBanCal Corp.	258,480

		5,949,805

Commercial Services 0.7%
16,800	Accenture Ltd. (Class A Stock) (Bermuda)	634,200
6,940	Aegean Marine Petroleum Network, Inc. (Greece)*	119,229
7,470	FirstService Corp. (Canada)*	187,646
1,025	Healthcare Services Group, Inc.	29,643
5,350	HMS Holdings Corp.*	104,218
750	HNI Corp.	36,405
4,000	McKesson Corp.	223,000
5,930	Midas, Inc.*	134,196
10,300	Moody’s Corp.	737,068
675	On Assignment, Inc.*	8,714
7,050	Rollins, Inc.	153,831
3,270	Steiner Leisure Ltd.*	152,905
4,545	Team, Inc.*	155,212
15,000	Toppan Printing Co. Ltd. (Japan)	161,866
5,200	TUI AG (Germany)	109,281
1,240	Waste Connections, Inc.*	54,027
9,200	Waste Management, Inc.	349,416

		3,350,857

Communication Equipment
1,100	Arris Group, Inc.*	15,642
550	Ciena Corp.*	15,449
725	CommScope, Inc.*	23,425
1,825	Tekelec*	28,105

		82,621

Computer Hardware 1.0%
100	Apple Computer, Inc.*	8,573
10,300	Computer Sciences Corp.*	540,338
6,410	Cray, Inc.*	74,356
41,700	Hewlett-Packard Co.	1,804,776
18,600	International Business Machines Corp.	1,844,190
22,700	Synopsys, Inc.*	603,820

		4,876,053

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Computer Networking
4,480	Atheros Communications, Inc.*	$106,445
1,500	Network Appliance, Inc.*	56,400

		162,845

Computer Services & Software 1.1%
4,430	Advent Software, Inc.*	158,372
500	Blackbaud, Inc.	11,985
6,870	Concur Technologies, Inc.*	103,394
3,200	Global Payments, Inc.	120,832
715	Micros Systems, Inc.*	40,255
116,800	Microsoft Corp.	3,604,448
63,700	Oracle Corp.*	1,093,092
5,340	RADVision Ltd. (Israel)*	104,290
3,470	The9 Ltd., ADR (China)*	127,869

		5,364,537

Computers 0.1%
9,000	Lexmark International, Inc. (Class A Stock)*	567,270

Computers & Peripherals 0.1%
97,300	Sun Microsystems, Inc.*	646,072

Conglomerates 0.1%
38,300	Marubeni Corp. (Japan)	207,358
1,100	Textron, Inc.	102,487

		309,845

Construction 0.2%
59,700	CSR Ltd. (Australia)	167,055
2,200	D.R. Horton, Inc.	63,932
11,105	KB Home	602,113
20,800	Taylor Woodrow PLC (United Kingdom)	167,024
4,700	Toll Brothers, Inc.*	159,001

		1,159,125

Consumer & Service
20,700	Interserve PLC (United Kingdom)	183,897

Consumer Finance
175	AMERCO*	14,663
575	CompuCredit Corp.*	20,349
1,000	First Cash Financial Services, Inc.*	23,480

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

860	McGrath Rentcorp	$26,342

		84,834

Consumer Products
1,300	American Greetings Corp. (Class A Stock)	31,226
9,500	Electrolux AB, Series B (Sweden)	180,931

		212,157

Consumer Products & Services 1.8%
40,398	Alliance Boots Group PLC (United Kingdom)	642,114
29,700	Altria Group, Inc.	2,595,483
2,200	Avon Products, Inc.	75,658
2,270	Central Garden & Pet Co.*	101,673
8,700	Colgate-Palmolive Co.	594,210
62,170	Procter & Gamble Co.	4,032,968
17,200	Reckitt Benckiser PLC (United Kingdom)	830,381

		8,872,487

Cosmetics & Toiletries 0.1%
32,600	Shiseido Co. Ltd. (Japan)	693,322

Distribution/Wholesale 0.1%
2,470	Central European Distribution Corp.*	72,840
10,500	Sumitomo Corp. (Japan)	163,419

		236,259

Distributors 0.1%
7,995	WESCO International, Inc.*	485,456

Diversified Consumer
775	Regis Corp.	32,387
450	Universal Technical Institute, Inc.*	10,643

		43,030

Diversified Financial Services 0.5%
2,200	E*Trade Financial Corp.*	53,636
9,500	Janus Capital Group, Inc.	194,560
29,600	JPMorgan Chase & Co.	1,507,528
23,600	Nomura Holdings, Inc. (Japan)	483,017

		2,238,741

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Financials
525	Affiliated Managers Group, Inc.*	$58,485
925	Financial Federal Corp.	26,455

		84,940

Diversified Machinery
500	Manitowoc Co., Inc. (The)	25,930

Diversified Manufacturing Operations 0.1%
2,350	Ceradyne, Inc.*	127,088
4,400	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	188,672

		315,760

Diversified Operations 0.3%
142,188	China Merchants Holdings International Co. Ltd. (China)	522,144
65,000	Citic Pacific Ltd. (Hong Kong)	228,631
7,308	LVMH Moet Hennessy Louis Vuitton (France)	774,027

		1,524,802

Diversified Telecommunication Services 0.1%
23,500	Koninklijke KPN NV (Netherlands)	339,667

Electric 0.2%
5,100	Dominion Resources, Inc.	423,096
3,300	Dynegy, Inc. (Class A Stock)*	23,265
5,279	NRG Energy, Inc.*	316,370
3,700	SCANA Corp.	150,664

		913,395

Electric Utilities 0.4%
16,100	Exelon Corp.	965,839
10,600	FPL Group, Inc.	600,490
15,300	Sierra Pacific Resources*	260,406
920	Westar Energy, Inc.	24,435

		1,851,170

Electrical Equipment
750	General Cable Corp.*	32,348

Electronic Components 1.0%
11,400	Alpine Electronics, Inc. (Japan)	172,756
12,100	Alps Electric Co. Ltd. (Japan)	127,823
7,500	Energizer Holdings, Inc.*	639,225

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

7,000	Fanuc Ltd. (Japan)	$651,016
5,100	FLIR Systems, Inc.*	157,641
1,600	Harman International Industries, Inc.	151,312
30,000	Hitachi Ltd. (Japan)	201,850
7,900	Hokkaido Electric Power Co., Inc. (Japan)	199,130
12,300	Hosiden Corp. (Japan)	141,333
1,263	Itron, Inc.*	72,799
17,300	Kansai Electric Power Co., Inc. (The) (Japan)	485,575
7,800	Kyushu Electric Power Co., Inc. (Japan)	219,386
3,600	Pinnacle West Capital Corp.	175,644
2,750	PNM Resources, Inc.	83,820
20,100	Sanmina-SCI Corp.*	70,350
10,400	Secom Co. Ltd. (Japan)	515,202
14,100	TT Electronics PLC (United Kingdom)	65,096
9,100	Waters Corp.*	515,879

		4,645,837

Electronic Components & Equipment 0.1%
1,000	Schneider Electric SA (France)	121,331
22,000	SMK Corp. (Japan)	153,252

		274,583

Electronic Equipment
1,025	Brightpoint, Inc.*	11,285

Electronic Equipment & Instruments
1,500	Tech Data Corp.*	55,710

Electronics
3,800	Benchmark Electronics, Inc.*	86,070

Energy Equipment
400	Hornbeck Offshore Services, Inc.*	11,008
5,075	Oil States International, Inc.*	146,262
725	Universal Compression Holdings, Inc.*	43,819

		201,089

Energy Equipment & Services 0.7%
908,741	China Petroleum Chemical Corp. (China)	758,918
1,900	Diamond Offshore Drilling, Inc.	160,436
2,410	Dril-Quip, Inc.*	89,652
16,500	GlobalSantaFe Corp.	957,165
28,700	Halliburton Co.	847,798

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

5,800	Holly Corp.	$305,602
1,700	Tidewater, Inc.	87,669

		3,207,240

Engineering/Construction
2,400	URS Corp.*	103,128

Entertainment & Leisure 1.0%
450	Brunswick Corp.	15,349
13,400	Carnival PLC (United Kingdom)	730,936
13,960	Century Casinos, Inc.*	150,070
10,900	Harley-Davidson, Inc.	744,143
22,954	Las Vegas Sands, Inc.*	2,388,823
2,420	Life Time Fitness, Inc.*	131,164
1,403	Nintendo Co. Ltd. (Japan)	415,740
2,670	Pinnacle Entertainment, Inc.*	92,195
1,800	Sabre Holdings Corp.	58,158
6,220	Scientific Games Corp. (Class A Stock)*	193,069
5,270	SRS Labs, Inc.*	52,015

		4,971,662

Environmental Services
8,800	Allied Waste Industries, Inc.*	112,552

Exchange Traded Funds 0.2%
17,400	iShares MSCI South Korea Index Fund (South Korea)	822,324
10	iShares Russell 1000 Value Index Fund	837
1,153	iShares Russell 2000 Value Index Fund	93,624

		916,785

Farming & Agriculture 0.5%
38,400	AWB Ltd. (Australia)	93,578
243,100	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	171,645
43,299	Monsanto Co.	2,385,342

		2,650,565

Finance—Consumer Loans
900	Promise Co. Ltd. (Japan)	31,982

Financial—Bank & Trust 4.5%
5,072	ABN AMRO Holding NV (Netherlands)	162,922
1,600	Accredited Home Lenders Holding Co.*	44,432
4,750	Astoria Financial Corp.	140,552

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

6,000	Banche Popolari Unite Scpa (Italy)	$170,730
26,789	Banco Ambrosiano Veneto SpA (Italy)	202,515
9,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	230,018
32,500	Banco Santander Central Hispano SA (Spain)	618,019
72,159	Bank of America Corp.	3,794,120
6,300	BNP Paribas SA (France)	705,586
23,900	Bradford & Bingley PLC (United Kingdom)	215,260
430,417	China Merchants Bank Co. Ltd. (Class H Stock) (China)*	928,361
13,000	Comerica, Inc.	770,900
6,900	Commonwealth Bank of Australia (Australia)	269,098
9,900	Credit Agricole SA (France)	426,273
9,500	Credit Suisse Group (Switzerland)	673,688
4,800	Danske Bank A/S (Denmark)	221,112
7,000	Dexia (Belgium)	208,198
10,200	Fortis (Belgium)	429,473
31,800	HBOS PLC (United Kingdom)	695,949
17,200	Hudson City Bancorp, Inc.	236,844
8,700	Marshall & Ilsley Corp.	409,422
6,000	Natexis Banques Populaires (France)	169,235
26,600	Nordea Bank AB (Sweden)	416,977
1,500	Oriental Financial Group, Inc.	19,230
3,000	Pacific Capital Bancorp	95,880
17,800	Royal Bank of Scotland Group PLC (United Kingdom)	717,042
1,200	Societe Generale (France)	213,019
3,575	Sterling Financial Corp.	118,583
600	Student Loan Corp. (The)	120,300
4,100	SunTrust Banks, Inc.	340,710
3,700	Takefuji Corp. (Japan)	149,126
6,300	TCF Financial Corp.	159,894
30,700	U.S. Bancorp	1,092,920
18,000	UBS AG (Switzerland)*	1,131,508
30,479	UBS AG (Switzerland)*	1,920,482
900	Verwaltungs und Privat Bank AG (Switzerland)	232,491
12,800	Wachovia Corp.	723,200
73,302	Wells Fargo & Co.	2,633,008
400	Zions Bancorp	33,928

		21,841,005

Financial—Brokerage 0.4%
1,900	Bankunited Financial Corp. (Class A Stock)	52,421
5,500	Jefferies Group, Inc.	162,030
2,800	Merrill Lynch & Co., Inc.	261,968
3,500	MGIC Investment Corp.	216,020

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

15,100	Morgan Stanley	$1,250,129

		1,942,568

Financial Services 3.8%
16,400	AmeriCredit Corp.*	445,096
9,940	Ameriprise Financial, Inc.	586,062
3,800	Asset Acceptance Capital Corp.*	58,634
2,200	BlackRock, Inc.	369,072
5,100	Calamos Asset Management, Inc.( Class A Stock )	139,689
5,400	Capital One Financial Corp.	434,160
10,400	CIT Group, Inc.	613,184
88,309	Citigroup, Inc.	4,868,475
4,400	Eaton Vance Corp.	150,920
5,360	First Financial Mercury Corp.*	117,384
2,400	Franklin Resources, Inc.	285,864
15,259	Goldman Sachs Group, Inc.	3,237,349
800	Greenhill & Co., Inc.	59,944
52,300	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	571,208
2,396,000	Industrial and Commercial Bank of China (China)*	1,390,177
1,440	International Securities Exchange, Inc.	59,659
4,290	Investment Technology Group, Inc.*	187,044
25,100	Irish Life & Permanent PLC (Ireland)	674,426
33,282	Lehman Brothers Holdings, Inc.	2,737,112
5,870	NewStar Financial, Inc.*	113,115
11,400	Okasan Holdings, Inc. (Japan)	81,985
4,530	optionsXpress Holdings, Inc.	107,588
3,620	Portfolio Recovery Associates, Inc.*	157,361
14,700	Santos Ltd. (Australia)	106,916
4,800	Sanyo Electric Credit Co. Ltd. (Japan)	88,080
8,700	State Street Corp.	618,135
4,500	T. Rowe Price Group, Inc.	215,955
2,800	TD Ameritrade Holding Corp.	49,532

		18,524,126

Food & Beverage 0.1%
23,600	Dairy Crest Group PLC (United Kingdom)	310,175
48,600	Northern Foods PLC (United Kingdom)	118,029
10,500	Tate & Lyle PLC (United Kingdom)	121,344

		549,548

Food & Staples Retailing
11,180	SunOpta, Inc.*	121,415

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Food Products 0.3%
15,000	Archer-Daniels-Midland Co.	$480,000
33,000	Cadbury Schweppes PLC (United Kingdom)	374,243
17,060	Unilever PLC, ADR (United Kingdom)	465,908

		1,320,151

Foods 0.3%
1,100	Campbell Soup Co.	42,328
450	Corn Products International, Inc.	15,412
2,800	General Mills, Inc.	160,272
400	Kellogg Co.	19,708
22,600	Kraft Foods, Inc. (Class A Stock)	789,192
4,100	Kroger Co. (The)	104,960
450	Ralcorp Holdings, Inc.	24,903
5,500	Safeway, Inc.	198,165
1,700	Sysco Corp.	58,735
2,600	Tyson Foods, Inc. (Class A Stock)	46,150
300	Wm. Wrigley Jr. Co.	15,456

		1,475,281

Gaming 0.2%
19,040	OPAP SA (Greece)	713,725

Gas Utilities
575	Northwest Natural Gas Co.	23,397

Healthcare Equipment & Supplies
4,270	Cutera, Inc.*	121,908
1,150	Kyphon, Inc.*	53,809

		175,717

Healthcare Providers & Services 0.3%
3,400	Caremark Rx, Inc.	208,284
6,300	CIGNA Corp.	834,120
3,900	Systems Xcellence, Inc. (Canada)*	82,095
56,400	Tenet Healthcare Corp.*	398,184

		1,522,683

Healthcare Services 1.4%
4,500	Aetna, Inc.	189,720
434	Amedisys, Inc.*	14,027
3,700	Amerigroup Corp.*	134,162
3,300	Centene Corp.*	82,236

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

2,900	Covance, Inc.*	$178,785
16,010	Five Star Quality Care, Inc.*	194,201
3,100	Healthways, Inc.*	140,771
9,400	Humana, Inc.*	521,700
950	LHC Group, Inc.*	24,729
1,055	Pediatrix Medical Group, Inc.*	55,430
3,200	Sunrise Senior Living, Inc.*	114,432
81,740	UnitedHealth Group, Inc.	4,271,732
7,300	WellCare Health Plans, Inc.*	565,604
5,600	WellPoint, Inc.*	438,928

		6,926,457

Hotels & Motels 1.0%
7,600	Choice Hotels International, Inc.	321,404
30,056	MGM Mirage*	2,103,018
6,638	Station Casinos, Inc.	552,282
16,300	Wynn Resorts Ltd.	1,821,362

		4,798,066

Hotels & Restaurants
1,500	Triarc Cos., Inc. (Class B Stock)	29,325

Hotels, Restaurants & Leisure 0.5%
10,400	Carnival Corp.	536,224
1,422	Harrah’s Entertainment, Inc.	120,131
15,900	Marriott International, Inc. (Class A Stock)	765,426
15,200	McDonald’s Corp.	674,120
5,620	Wyndham Worldwide Corp.*	175,344

		2,271,245

Household Durables 0.6%
6,200	Centex Corp.	332,878
3,400	Fortune Brands, Inc.	284,648
36,883	Lennar Corp. (Class A Stock)	2,005,698
2,200	Lennar Corp. (Class B Stock)	111,232
400	M/I Homes, Inc.	14,432

		2,748,888

Household Products 0.1%
8,900	Kimberly-Clark Corp.	617,660

Household Products / Wares
9,500	Husqvarna AB (Class B Stock) (Sweden)*	147,205

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Independent Power Producers & Energy Traders 0.2%
17,800	TXU Corp.	$962,624

Industrial Conglomerates 1.0%
9,800	3M Co.	728,140
82,800	General Electric Co.	2,984,940
575	Teleflex, Inc.	38,398
32,700	Tyco International Ltd. (Bermuda)	1,042,476

		4,793,954

Industrial Products 0.2%
3,355	Air Liquide (France)	783,630

Insurance 3.3%
10,600	Aegon NV (France)	209,131
27,100	Allstate Corp. (The)	1,630,336
8,700	Ambac Financial Group, Inc.	766,470
7,200	American International Group, Inc.	492,840
6,760	Amerisafe, Inc.*	111,743
11,680	Amtrust Financial Services, Inc.	108,858
5,600	Assurant, Inc.	311,248
9,500	Aviva PLC (United Kingdom)	153,696
3,700	Baloise Holding AG (Switzerland)	375,727
900	Chubb Corp.	46,836
1,400	CNP Assurances (France)	160,611
3,400	Delphi Financial Group, Inc. (Class A Stock)	134,096
40,400	Genworth Financial, Inc. (Class A Stock)	1,409,960
6,500	Hanover Insurance Group, Inc. (The)	312,325
6,100	Hartford Financial Services Group, Inc.	578,951
1,262	HCC Insurance Holdings, Inc.	39,374
375	Hilb, Rogal & Hobbs Co.	15,844
13,200	ING Groep NV, ADR (Netherlands)	579,943
76,900	Legal & General PLC (United Kingdom)	235,036
300	Lincoln National Corp.	20,142
4,200	Loews Corp.	182,532
16,600	MBIA, Inc.	1,192,378
27,700	MetLife, Inc.	1,720,724
50,900	Old Mutual PLC (United Kingdom)	172,667
4,300	Philadelphia Consolidated Holding Corp.*	193,758
4,600	Protective Life Corp.	225,078
5,420	Security Cap Assurance Ltd.	154,253
39,401	St. Paul Travelers Cos., Inc. (The)	2,003,541
3,000	State Auto Financial Corp.	96,540

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

9,600	Swiss Re (Switzerland)	$802,107
2,875	United Fire & Casualty Co.	97,319
36,700	UnumProvident Corp.	807,400
700	W.R. Berkely Corp.	23,163
4,900	XL Capital Ltd. (Class A Stock)	338,100
800	Zurich Financial Services AG (Switzerland)	216,100

		15,918,827

Internet
1,400	Emdeon Corp.*	19,964
3,840	Perficient, Inc.*	80,295
3,280	TriZetto Group, Inc. (The)*	68,027

		168,286

Internet Services 1.1%
60,323	America Movil SA de CV, Series L, ADR (Mexico)	2,675,928
3,200	Cybersource Corp.*	41,280
3,130	DealerTrack Holdings, Inc.*	86,764
400	eBay, Inc.*	12,956
980	Equinix, Inc.*	82,389
1,600	Expedia, Inc.*	34,320
2,100	Google, Inc. (Class A Stock)*	1,052,730
6,130	j2 Global Communications, Inc.*	162,322
9,480	Navisite, Inc.*	51,192
1,880	Nutri/System, Inc.*	82,814
9,820	Online Resources Corp.*	99,967
38,000	Symantec Corp.*	672,980
925	Vignette Corp.*	16,576
2,650	WebEx Communications, Inc.*	98,262

		5,170,480

IT Services 0.4%
41,900	Electronic Data Systems Corp.	1,102,389
25,200	First Data Corp.	626,472
875	Tyler Technologies, Inc.*	12,162

		1,741,023

Machinery 0.9%
500	Actuant Corp. (Class A Stock)	24,895
18,500	AGCO Corp.*	628,445
41,200	Bluescope Steel Ltd. (Australia)	276,648
535	Briggs & Stratton Corp.	15,857
2,700	Bucyrus International, Inc. (Class A Stock)	125,307

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

300	Crane Co.	$11,649
9,600	Deere & Co.	962,688
4,400	Eaton Corp.	344,740
12,060	Flow International Corp.*	140,861
625	IDEX Corp.	32,438
1,900	MAN AG (Germany)	201,269
775	Nordson Corp.	40,083
500	Rieter Holdings AG (Switzerland)	287,322
2,000	Rockwell Automation, Inc.	122,420
2,300	Snap-On, Inc.	110,883
13,110	Spectranetics Corp.*	139,490
7,000	SPX Corp.	491,330
10,800	Terex Corp.*	614,412

		4,570,737

Machinery—Construction & Mining 0.2%
39,800	Komatsu Ltd. (Japan)	844,875

Manufacturing 0.1%
4,250	American Railcar Industries, Inc.	126,140
6,700	Hexcel Corp.*	128,908
1,000	NKT Holdings SA (Denmark)	88,136

		343,184

Marine
800	Arlington Tankers Ltd. (Bermuda)	19,072

Media 2.2%
54,650	CBS Corp. (Class B Stock)	1,703,440
700	Clear Channel Communications, Inc.	25,424
71,388	Comcast Corp. (Class A Stock)*	3,163,916
31,668	DIRECTTV Group, Inc. (The)*	772,383
1,600	E.W. Scripps Co. (Class A Stock)	78,128
15,600	Gannett Co., Inc.	906,984
12,100	Idearc, Inc.*	392,282
9,300	McGraw-Hill Cos., Inc.	623,844
200	News Corp. (Class B Stock)	4,890
24,800	Rogers Communications, Inc. (Class B Stock) (Canada)	767,097
10,400	Shaw Communications, Inc. (Class B Stock) (Canada)	369,409
44,200	Time Warner, Inc.	966,654
1,400	Viacom, Inc. (Class B Stock)*	56,938
26,800	Walt Disney Co. (The)	942,556

		10,773,945

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Medical Supplies & Equipment 1.0%
7,120	Angiodynamics, Inc.*	$187,968
2,600	Baxter International, Inc.	129,116
2,100	Becton Dickinson & Co.	161,574
200	C.R. Bard, Inc.	16,504
882	Cooper Cos, Inc. (The)	42,071
32,700	Johnson & Johnson	2,184,360
400	Medical Action Industries, Inc.*	12,620
14,100	Medtronic, Inc.	753,645
4,250	Micrus Endovascular Corp.*	100,938
8,600	Nipro Corp. (Japan)	160,313
11,430	Novamed, Inc.*	85,268
3,770	NuVasive, Inc.*	91,272
20,610	Orthovita, Inc.*	72,135
3,899	PolyMedica Corp.	156,116
2,430	Resmed, Inc.*	127,769
1,810	Vital Images, Inc.*	60,726
4,700	Zimmer Holdings, Inc.*	395,834

		4,738,229

Metals & Mining 1.3%
55,300	Alcoa, Inc.	1,786,190
3,500	Boehler-Uddeholm AG (Austria)*	247,968
650	Cleveland-Cliffs, Inc.	35,529
25,600	Crane Group Ltd. (Australia)	289,057
1,100	Joy Global, Inc.	51,117
900	Ladish Co., Inc.*	36,630
2,000	Newmont Mining Corp.	90,200
10,900	NSK Ltd. (Japan)	100,057
10,000	Nucor Corp.	645,400
6,000	Phelps Dodge Corp.	741,600
5,400	Rautaruukki Oyj (Finland)	214,665
11,200	Rio Tinto PLC (United Kingdom)	604,545
5,700	Southern Copper Corp.	356,250
9,800	ThyssenKrupp AG (Germany)	466,469
3,700	Timken Co.	105,857
4,500	United States Steel Corp.	375,705

		6,147,239

Multi-Line Retail 0.3%
32,861	Federated Department Stores, Inc.	1,363,403

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Office Equipment
9,000	Ricoh Co. Ltd. (Japan)	$197,084

Oil & Gas
400	Baker Hughes, Inc.	27,612
875	Vectren Corp.	24,605

		52,217

Oil & Gas Exploration/Production
750	Core Laboratories NV (Netherlands)*	61,800

Oil, Gas & Consumable Fuels 4.9%
16,900	Apache Corp.	1,233,193
800	Arena Resources, Inc.*	34,088
1,200	Ashland, Inc.	83,460
65,700	BP PLC (United Kingdom)	694,906
4,350	Cabot Oil & Gas Corp.	282,141
15,400	Canadian Natural Resources Ltd. (Canada)	770,000
9,800	ChevronTexaco Corp.	714,224
32,500	ConocoPhillips	2,158,325
33,800	Cosmo Oil Co. Ltd. (Japan)	136,868
16,100	Devon Energy Corp.	1,128,449
41,140	Eni SpA (Italy)	1,325,972
51,800	Exxon Mobil Corp.	3,838,380
1,000	Gulfport Energy Corp.*	11,950
3,409	Lukoil, ADR (Russia)	271,015
8,400	Marathon Oil Corp.	758,856
44,000	Nippon Oil Corp. (Japan)	295,908
10,800	Norsk Hydro ASA (Norway)	351,827
40,300	Occidental Petroleum Corp.	1,868,308
4,091	Oceaneering International, Inc.*	161,472
2,500	ONEOK, Inc.	107,275
56,200	Osaka Gas Co. Ltd. (Japan)	218,796
10,270	Repsol YPF SA (Spain)	338,760
1,575	Rosetta Resources, Inc.*	29,626
15,000	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	508,682
24,000	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	806,438
38,965	Schlumberger Ltd.	2,473,888
496	SEACOR Holdings, Inc.*	50,210
2,200	Southwestern Energy Co.*	84,612
3,800	Sunoco, Inc.	239,894
4,260	Superior Energy Services, Inc.*	129,163
2,400	Swift Energy Co.*	106,416

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,600	Tesoro Corp.	$296,604
3,200	Total SA (France)	217,510
23,900	Valero Energy Corp.	1,297,292
3,300	Weatherford International Ltd. (Bermuda)*	133,254
11,300	XTO Energy, Inc.	570,311

		23,728,073

Paper & Forest Products 0.4%
12,800	Hokuetsu Paper Mills Ltd. (Japan)	70,863
80	Nippon Unipac Group, Inc. (Japan)	305,418
19,000	OJI Paper Co. Ltd. (Japan)	104,512
30,000	Rengo Co. Ltd. (Japan)	193,341
100	Smurfit-Stone Container Corp.*	1,080
19,200	Stora Enso Oyj (Class R Stock) (Finland)	321,770
9,600	Weyerhaeuser Co.	720,000

		1,716,984

Pharmaceuticals 2.9%
6,600	Abbott Laboratories	349,800
2,450	Adams Respiratory Therapeutics, Inc.*	109,883
2,500	Altana AG (Germany)	154,622
8,650	American Medical Systems Holdings, Inc.*	172,135
11,900	AmerisourceBergen Corp.	623,322
17,953	Amylin Pharmaceuticals, Inc.*	696,217
3,400	AstraZeneca PLC (United Kingdom)	190,352
1,450	Barr Pharmaceuticals, Inc.*	77,604
2,100	Bristol-Meyers Squibb Co.	60,459
13,800	Forest Laboratories, Inc.*	774,318
2,100	Gilead Sciences, Inc.*	135,072
6,300	GlaxoSmithKline PLC (United Kingdom)	170,112
4,420	K-V Pharmaceutical Co. (Class A Stock)*	111,517
24,300	Kaken Pharmaceutical Co. Ltd. (Japan)	195,186
15,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	131,510
14,400	Lemaitre Vascular, Inc*	91,008
1,880	Medicis Pharmaceutical Corp. (Class A Stock)	71,308
50,500	Merck & Co., Inc.	2,259,875
15,200	Novartis AG (Switzerland)	876,390
9,300	Novo Nordisk SA (Class B Stock) (Denmark)	802,511
3,200	Ono Pharmaceutical Co. Ltd. (Japan)	156,942
89,300	Pfizer, Inc.	2,343,232
6,300	Pharmaceutical Product Development, Inc.	217,350
6,000	Roche Holding AG (Switzerland)	1,130,094
11,500	Schering-Plough Corp.	287,500

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

2,500	Sepracor, Inc.*	$142,650
18,000	Tanabe Seiyaku Co. Ltd. (Japan)	243,714
30,300	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,063,530
13,000	Wyeth	642,330

		14,280,543

Railroads 0.2%
18,700	Norfolk Southern Corp.	928,455

Real Estate 0.3%
4,985	CB Richard Ellis Group, Inc.*	187,486
2,740	HFF, Inc. (Class A Stock)*	49,320
3,000	Hovnanian Enterprises, Inc. (Class A Stock)*	99,870
2,300	Meritage Homes Corp.*	102,235
5,750	Meruelo Maddux Properties, Inc.*	61,410
550	Redwood Trust, Inc.	34,958
14,046	St. Joe Co. (The)	813,263
4,400	Standard Pacific Corp.	120,736

		1,469,278

Real Estate Investment Trust—Other Reit 0.1%
6,200	Simon Property Group, Inc.	709,218

Real Estate Investment Trusts 0.7%
1,725	Alesco Financial, Inc.	19,544
5,800	Apartment Investment & Management Co. (Class A Stock)	363,254
1,100	Ashford Hospitality Trust, Inc.	13,541
3,275	Friedman, Billings, Ramsey Group, Inc. (Class A Stock)	25,742
850	Highland Hospitality Corp.	13,498
4,400	Hospitality Properties Trust	214,720
16,000	Host Marriot Corp.	423,520
800	HRPT Properties Trust	10,416
775	JER Investors Trust, Inc.	15,872
4,600	Jones Lang Lasal, Inc.	480,700
5,540	KKR Financial Corp.	149,912
3,625	MFA Mortgage Investments, Inc.	26,970
6,100	New Century Financial Corp.	184,647
10,100	ProLogis	656,500
900	Public Storage, Inc.	97,884
1,700	Realty Income Corp.	48,926
3,700	SL Green Realty Corp.	542,346
2,300	Ventas, Inc.	106,375

		3,394,367

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Real Estate Management & Development 0.1%
19,325	Realogy Corp.*	$577,818

Retail 0.5%
575	AFC Enterprises, Inc.*	9,637
13,200	Autonation, Inc.*	296,340
700	California Pizza Kitchen, Inc.*	24,955
2,300	Dick’s Sporting Goods, Inc.*	118,427
57,700	DSG International PLC (United Kingdom)	192,041
1,900	Family Dollar Stores, Inc.	61,560
22,200	Next PLC (United Kingdom)	853,996
2,900	Rallye SA (France)	155,722
475	Stage Stores, Inc.	15,243
182,400	Wal-Mart de Mexico SA de CV (Mexico)	807,502

		2,535,423

Retail & Merchandising 2.5%
500	Abercrombie & Fitch Co. (Class A Stock)	39,770
14,600	American Eagle Outfitters, Inc.	472,748
23,900	Big Lots, Inc.*	619,727
3,400	Brinker International, Inc.	107,270
5,490	Cache, Inc.*	126,325
4,300	Circuit City Stores, Inc.	87,763
6,800	Costco Wholesale Corp.	382,024
22,200	CVS Corp.	747,030
4,300	Darden Restaurants, Inc.	168,302
3,600	Dillard’s, Inc. (Class A Stock)	123,624
875	Guitar Center, Inc.*	40,031
600	J. Crew Group, Inc.*	21,798
3,000	J.C. Penney Co., Inc.	243,720
4,076	Jos. A. Bank Clothiers, Inc.*	126,193
3,000	Kohl’s Corp.*	212,730
45,917	Lowe’s Cos., Inc.	1,547,862
675	Men’s Wearhouse, Inc. (The)	28,985
6,035	Nordstrom, Inc.	336,210
16,500	Office Depot, Inc.*	616,935
1,800	OfficeMax, Inc.	86,922
2,000	School Specialty, Inc.*	77,900
4,487	Sonic Corp.*	99,656
3,200	Staples, Inc.	82,304
52,709	Starbucks Corp.*	1,841,652
3,800	Stein Mart, Inc.	51,338
3,200	SUPERVALU, Inc.	121,536
19,005	Target Corp.	1,166,147

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

20,200	Wal-Mart Stores, Inc.	$963,338
4,552	Yamada Denki Co. Ltd. (Japan)	379,039
22,258	Yum! Brands, Inc.	1,335,703

		12,254,582

Road & Rail
2,810	Avis Budget Group*	71,543
565	Genesee & Wyoming, Inc. (Class A Stock)*	15,927
690	Landstar System, Inc.	29,180

		116,650

Semiconductors 1.0%
1,070	ATMI, Inc.*	35,781
4,600	CheckPoint Systems, Inc.*	86,434
29,200	Grupo Mexico SAB de CV (Mexico)	120,142
77,390	Intel Corp.	1,622,094
18,800	Intersil Corp. (Class A Stock)	442,928
100	MEMC Electronic Materials, Inc.*	5,240
49,300	Micron Technology, Inc.*	638,435
900	Microsemi Corp.*	16,380
18,100	Novellus Systems, Inc.*	558,023
8,430	Silicon Image, Inc.*	101,919
5,870	Sillicon Motion Technology Corp., ADR (Taiwan)*	108,184
29,500	Texas Instruments, Inc.	920,105
4,000	Xilinx, Inc.	97,200

		4,752,865

Semiconductors & Semiconductor Equipment
27,800	Atmel Corp.*	166,244

Software 0.4%
13,700	BMC Software, Inc.*	471,143
47,305	CA, Inc.	1,161,338
3,300	MoneyGram International, Inc.	98,967

		1,731,448

Specialty Retail 0.3%
1,530	Aaron Rents, Inc.	45,166
4,400	Aaron Rents, Inc. (Class B Stock)	129,888
18,800	Home Depot, Inc.	765,912
11,200	Limited Brands, Inc.	312,928
750	Monro Muffler, Inc.	28,305
1,550	United Auto Group, Inc.	37,153

		1,319,352

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Steel Producers/Products
2,900	Voestalpine AG (Austria)	$169,132

Telecommunication Services 0.1%
9,037	Crown Castle International Corp.*	317,741

Telecommunications 3.7%
19,100	Amdocs Ltd. (Israel)*	662,388
67,600	AT&T, Inc.	2,543,788
101,800	BT Group PLC (United Kingdom)	615,393
3,300	CenturyTel, Inc.	147,972
192,000	China Mobile Ltd. (China)	1,768,785
132,316	Cisco Systems, Inc.*	3,518,282
11,000	Corning, Inc.*	229,240
9,100	Deutsche Telekom AG (Germany)	160,872
29,300	France Telecom SA (France)	814,532
1,300	Juniper Networks, Inc.*	23,556
111,300	MobileOne Ltd. (Singapore)	157,249
6,800	Motorola, Inc.	134,980
80	Nippon Telegraph and Telephone Corp. (Japan)	400,255
44,600	Nokia Oyj (Finland)	986,477
240	NTT Docomo, Inc. (Japan)	365,169
5,800	Occam Networks, Inc.*	101,442
3,800	Polycom, Inc.*	127,756
4,300	QUALCOMM, Inc.	161,938
1,620	SAVVIS, Inc.*	72,608
35,315	Sprint Nextel Corp.	629,666
600	Swisscom AG (Switzerland)	224,663
45,700	Telestra Corp. Ltd. (Australia)	151,065
5,160	Time Warner Telecom, Inc. (Class A Stock)*	120,125
64,300	Verizon Communications, Inc.	2,476,836
1,520	Viasat, Inc.*	50,114
173,558	Vodafone Group PLC, ADR (United Kingdom)	1,242,441

		17,887,592

Textiles, Apparel & Luxury Goods 0.1%
2,200	Coach, Inc.*	100,892
16,900	Jones Apparel Group, Inc.	577,304

		678,196

Thrifts & Mortgage Finance 0.9%
34,400	Countrywide Financial Corp.	1,495,712
3,000	Fannie Mae	169,590

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

25,100	Freddie Mac	$1,629,743
24,900	Washington Mutual, Inc.	1,110,291

		4,405,336

Tobacco 0.2%
3,700	Reynolds America, Inc.	238,650
11,290	UST, Inc.	648,498

		887,148

Trading Companies & Distributors
2,325	Watsco, Inc.	118,622

Transportation 1.6%
31,074	Burlington North Santa Fe Corp.	2,497,107
26,500	CSX Corp.	974,935
18,749	FedEx Corp.	2,069,889
82,000	Neptune Orient Lines Ltd. (Singapore)	131,553
26,030	Orient Overseas International Ltd. (Bermuda)	174,166
900	Overseas Shipholding Group, Inc.	55,917
600	Teekay Shipping Corp. (Bahamas)	30,126
19,755	Union Pacific Corp.	1,995,255

		7,928,948

Utilities 1.1%
11,900	Alliance & Leicester PLC (United Kingdom)	251,721
16,900	American Electric Power Co., Inc.	735,657
20,200	CMS Energy Corp.	337,138
2,900	DTE Energy Co.	134,473
8,900	E.ON AG (Germany)	1,214,454
16,100	Edison International	724,178
3,174	Endesa SA (Spain)	159,765
31,100	Energias de Portugal SA (Portugal)	155,703
3,772	Headwaters, Inc.*	85,700
2,000	Illinois Tool Works, Inc.	101,980
9,400	Northeast Utilities	259,910
7,100	PG&E Corp.	331,428
6,600	Tohoku Electric Power Co., Inc. (Japan)	173,735
2,500	Wisconsin Energy Corp.	116,400
17,600	Xcel Energy, Inc.	410,608

		5,192,850

	Total Common Stocks (cost $272,159,780)	333,942,506

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES 0.4%
Aaa	500	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A 5.46%, 03/15/19(a)	$499,998
Aaa	89	Brazos Student Finance Corp., Series 1998-A, Class A2 5.96%, 06/01/23(a)	89,398
Aaa	400	Citibank Credit Card Issuance Trust, Series 2003-A4, Class A4 5.435%, 03/20/09(a)	400,041
Aaa	264	Ford Credit Auto Owner Trust, Series 2006-B, Class A1, 144A 5.405%, 09/15/07	264,490
Aaa	400	Honda Auto Receivables Owner Trust, Series 2006-2, Class A2 5.42%, 12/22/08	400,105
Aaa	237	Nelnet Student Loan Trust, Series 2005-1, Class A2 5.387%, 01/26/15(a)	237,336

		Total Asset-Backed Securities (cost $1,888,411)	1,891,368

COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
Aaa	170	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	168,879
Aaa	299	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.392%, 05/25/35(a)	297,006
Aaa	51	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	51,078
Aaa	7	Federal Home Loan Mortgage Corp., Series 2266, Class F 5.80%, 11/15/30(a)	6,912
Aaa	734	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	760,227
Aaa	14	Federal National Mortgage Assoc., Series 2000-32, Class FM 5.77%, 10/18/30(a)	14,308

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	1,200	Federal National Mortgage Assoc., Series 2006-5, Class 3A2 4.678%, 05/25/35(a)	$1,181,109
Aaa	41	Government National Mortgage Assoc., Series 2009, Class FH 5.85%, 02/16/30(a)	41,106
Aaa	491	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, 12/25/34	481,174
Aaa	342	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A2 5.39%, 08/25/36(a)	342,121
Aaa	1,098	Washington Mutual, Inc., Series 2003-R1, Class A1 5.62%, 12/25/27(a)	1,097,462

		Total Collateralized Mortgage Obligations (cost $4,422,013)	4,441,382

CORPORATE BONDS 1.4%

Advertising 0.1%
Baa1	300	Omnicom Group, Inc., Gtd. Notes 5.90%, 04/15/16	302,510

Automobile Manufacturers
Baa1	100	DaimlerChrysler NA Holding Corp., Notes 5.75%, 09/08/11	99,676

Consumer Products & Services 0.1%
A3	500	Clorox Co., Sr. Notes 5.485%, 12/14/07(a)	500,523

Diversified Manufacturing 0.2%
Aa3	1,000	Siemens Financieringsmat, Notes, 144A (Netherlands) 5.41%, 08/14/09(a)	1,000,087

Financial—Brokerage 0.2%
Aa3	900	Merrill Lynch & Co., Inc., Notes 5.45%, 08/14/09(a)	900,471

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Financial Services 0.1%
Baa1	250	Pemex Project Funding Master Trust, Gtd. Notes 9.25%, 03/30/18	$309,375

Gaming 0.1%
Ba1	500	Park Place Entertainment Corp., Sr. Sub. Notes 9.375%, 02/15/07	500,000

Hotels & Motels 0.1%
B1	500	MGM Mirage, Gtd. Notes 9.75%, 06/01/07	505,625

Medical Supplies & Equipment
Aa3	100	Merck & Co., Inc., Notes 4.75%, 03/01/15	95,260

Paper & Forest Products 0.1%
		Georgia-Pacific Corp., Gtd. Notes, 144A
Ba3	300	7.00%, 01/15/15	298,500
Ba3	400	7.125%, 01/15/17	398,000

			696,500

Real Estate Investment Trusts
Baa3	200	Nationwide Health Properties, Notes 6.50%, 07/15/11	203,728

Telecommunications 0.2%
A2	400	BellSouth Corp., Sr. Unsec`d. Notes 5.46%, 08/15/08(a)	400,289
Baa3	500	Embarq Corp., Sr. Unsec`d. Notes 7.995%, 06/01/36	519,668

			919,957

Transportation 0.1%
Baa2	400	Fedex Corp., Gtd. Notes 5.44%, 08/08/07(a)	400,452

Utilities—Electric 0.1%
Ba2	590	Midwest Generation LLC, Pass Thru Certificates, Series A 8.30%, 07/02/09	606,176

		Total Corporate Bonds (cost $6,989,534)	7,040,340

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#		Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS 0.4%
Aa2	JPY	54,000	Republic of Italy 3.80%, 03/27/08	$463,150
Ba1		120	Republic of Panama 9.625%, 02/08/11	135,900
Baa3		150	Russian Government International Bond 5.00%, 03/31/30	167,220
			United Kingdom Gilt
Aaa	GBP	400	4.25%, 03/07/11	754,935
Aaa	GBP	200	5.75%, 12/07/09	396,302

			Total Foreign Government Bonds (cost $1,938,454)	1,917,507

MUNICIPAL BONDS 0.3%
Aa2		500	Arizona Agricultural Improvement & Power District, Salt River Project 4.75%, 01/01/32	509,010
Aaa		200	Georgia State Road & Tollway Authority Revenue Bonds 5.00%, 03/01/21	209,298
Baa3		250	Golden State Tobacco Securitization Corp., Series 2003, Class A-1 6.25%, 06/01/33	278,752
			Tobacco Settlement Financing Corp., New Jersey
Aaa		300	6.00%, 06/01/37	330,660
Aaa		50	6.375%, 06/01/32	56,762

			Total Municipal Bonds (cost $1,226,205)	1,384,482

U.S. GOVERNMENT AGENCY OBLIGATIONS 14.1%
			Federal Home Loan Mortgage Corp.
		443	4.41%, 09/01/35(a)	437,545
		489	6.00%, 04/01/16 - 09/01/22	495,046
			Federal National Mortgage Assoc.
		9,114	4.00%, 08/01/18 - 01/01/20	8,531,799
		1,531	4.50%, 09/01/35	1,425,355
		1,000	4.50%, TBA	959,688
		344	4.611%, 12/01/34(a)	339,292
		107	5.00%, 02/01/19	104,540
		3,000	5.00%, TBA	2,878,125
		32,318	5.50%, 07/01/14 - 04/01/36	31,815,553

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

	98	5.56%, 05/01/36(a)	$98,902
	475	5.958%, 06/01/43(a)	477,964
	10,720	6.00%, 03/01/17 - 10/01/36	10,759,614
	4,000	6.00%, TBA	4,013,752
	145	6.187%, 09/01/34(a)	146,288
	6,000	6.50%, TBA	6,099,372
		Government National Mortgage Assoc.
	58	4.50%, 08/15/33	54,401
	32	5.125%, 10/20/27 - 11/20/29(a)	32,066
	185	5.50%, 01/15/32	183,116
	9	5.75%, 09/20/22(a)	9,305
	12	8.50%, 05/20/30 - 04/20/31	12,709

		Total U.S. Government Agency Obligations (cost $69,885,366)	68,874,432

U.S. TREASURY OBLIGATIONS 6.6%
		U.S. Inflation Index Bonds
	1,800	0.875%, 04/15/10	1,820,463
	1,100	2.00%, 01/15/16	1,080,817
	2,200	2.375%, 04/15/11 - 01/15/17	2,207,300
	1,400	3.625%, 01/15/08	1,763,152
		U.S. Treasury Bonds
	100	4.625%, 12/31/11	99,117
	200	4.75%, 01/31/12	199,172
		U.S. Treasury Notes
	8,500	4.25%, 08/15/13	8,236,364
	7,200	4.75%, 12/31/08 - 03/31/11	7,177,033
	6,800	4.875%, 04/30/11 - 07/31/11	6,811,536
	1,400	5.125%, 05/15/16	1,425,703
	500	5.375%, 02/15/31	527,578

	1,250	U.S. Treasury Strip, PO Zero, 02/15/22	584,408

		Total U.S. Treasury Obligations (cost $32,108,752)	31,932,643

BANK LOAN 0.1%
	500	Ford Motor Co. Term B, 144A(a) 8.36%, 11/29/13 (cost $500,000)	507,466

		Total Long-Term Investments (cost $391,118,515)	451,932,126

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 10.5%

U.S. TREASURY OBLIGATIONS 0.1%
	385	U.S. Treasury Bills(b) 4.805%, 03/15/07	$382,752
	100	4.81%, 03/15/07	99,421

		Total U.S. Treasury Obligations (cost $482,274)	482,173

COMMERCIAL PAPER 1.0%
A2	1,300	DaimlerChrysler NA Corp.(c)(d) (cost $1,272,785; purchased 12/20/2006) 5.345%, 06/22/07	1,272,286
A2	700	Time Warner, Inc., 144A(c)(d) (cost $692,705; purchased 12/18/2006) 5.36%, 04/12/07	692,568
A1+	3,000	Total Fina Elf Capital, 144A(c)(d) (cost $3,000,000; purchased 01/31/2007) 5.26%, 02/01/07	3,000,000

		Total Commercial Paper (cost $4,965,490)	4,964,854

REPURCHASE AGREEMENT 1.2%
	6,000	U.S. Treasury Repurchase Agreement, dated 01/31/07, maturing 02/01/07, repurchase price $6,000,858 (collateralized by U.S. Treasury Inflation Index Bond, 0.875%, par value $6,072,000, market value $6,163,252) (cost $6,000,000) 5.15%, 02/01/07	6,000,000

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.1%
	14,854,312	Dryden Core Investment Fund - Taxable Money Market Series(e) (cost $14,854,312)	14,854,312

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value (Note 1)

FOREIGN TREASURY OBLIGATIONS 5.1%
EUR 3,620	Bundesobligation, German Bonds
	4.00%, 02/16/07	$4,717,913
EUR 1,930	Bundesschatzanweisungen, German Bonds
	2.50%, 03/23/07	2,511,277
EUR 6,743	Dutch Treasury Certificate
	3.48%, 02/28/07	8,766,559
	French Treasury Bill
EUR 930	2.25%, 03/12/07	1,210,230
EUR 1,660	3.45%, 02/08/07	2,162,100
EUR 4,150	German Treasury Bill
	3.51%, 02/14/07	5,402,654

	Total Foreign Treasury Obligations (cost $24,763,438)	24,770,733

Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED*

Call Options
29,000	Eurodollar Futures expiring 09/14/2007, Strike Price $95.00	15,950
11,000	Swap Option 3 Month LIBOR expiring 07/02/2007@4.90%	9,681
9,500	Swap Option 3 Month LIBOR expiring 07/02/2007@5.37%	42,161
5,300	Swap Option 3 Month LIBOR expiring 12/20/2007@5.00%	17,072
600	Swap Option 3 Month LIBOR expiring 04/27/2009@5.75%	42,565

		127,429

Put Options
1,000	Eurodollar Futures expiring 03/19/2007, Strike Price $92.00	6
135,000	Eurodollar Futures expiring 06/18/2007, Strike Price $91.25	844
66,000	Eurodollar Futures expiring 12/17/2007, Strike Price $91.75	412
255,000	Eurodollar Futures expiring 03/17/2008, Strike Price $91.75	1,594

See Notes to Financial Statements.

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Notional Amount (000)#	Description	Value (Note 1)
68,000	Eurodollar Futures expiring 03/17/2008, Strike Price $92.25	$425
104,000	Eurodollar Futures expiring 03/22/2008, Strike Price $92.50	650
600	Swap Option 3 Month LIBOR expiring 04/27/2009@6.25%	11,723

		15,654

	Total Outstanding Options Purchased (cost $214,131)	143,083

	Total Short-Term Investments (cost $51,279,645)	51,215,155

	Total Investments, Before Outstanding Options Written and Securities Sold Short 103.1% (cost $442,398,160; Note 5)	503,147,281

Principal Amount (000)#
SECURITIES SOLD SHORT (4.8)%

SHORT SALES
	Federal National Mortgage Assoc.
17,500	5.50%, TBA	(17,210,165)
4,000	5.50%, TBA	(3,928,125)
2,000	6.00%, TBA	(2,006,250)

	Total Securities Sold Short (proceeds received $23,341,855)	(23,144,540)

Notional Amount (000)#
OUTSTANDING OPTIONS WRITTEN*

Call Options
4,800	Swap Option 3 Month LIBOR expiring 07/02/2007@5.00%	(15,486)
3,100	Swap Option 3 Month LIBOR expiring 07/02/2007@5.50%	(53,333)
2,300	Swap Option 3 Month LIBOR expiring 12/20/2007@5.15%	(20,805)

	Total Outstanding Options Written (premium received $108,311)	(89,624)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short(f) 98.3% (cost $418,947,994; Note 5)	479,913,117
	Other assets in excess of liabilities(g) 1.7%	8,119,217

	Net Assets 100%	$488,032,334

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

PO—Principal Only Securities

TBA—Securities Purchased on a Forward Commitment Basis

AUD—Australian Dollar

CNY—Chinese Yuan

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a variable rate security.
(b)	Securities segregated as collateral for futures contracts.
(c)	Rates shown are the effective yields at purchase date.
(d)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $4,965,490. The aggregate market value of $4,964,854 is approximately 1.0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	As of January 31, 2007, 172 securities representing $65,159,054 and 13.6% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(g)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on future contracts, foreign currency contracts and swap agreements were as follows:

Open Future contracts outstanding at January 31, 2007:

Number of Contracts	Type	Expiration Date	Value at January 31, 2007	Value at Trade Date	Unrealized Depreciation
	Long Positions:
249	5 Yr. U.S. Treasury Notes	Mar. 2007	$26,028,281	$26,284,797	$(256,516)
87	90 Day EUROBOR	Jun. 2007	27,188,563	27,248,002	(59,439)
111	90 Day Sterling	Dec. 2007	25,679,300	25,727,344	(48,044)
68	90 Day Euro	Dec. 2007	16,121,950	16,186,875	(64,925)
189	90 Day Euro	Mar. 2008	44,835,525	44,915,050	(79,525)
244	90 Day Euro	Jun. 2008	57,904,250	58,097,425	(193,175)
126	90 Day Euro	Sept. 2008	29,909,250	29,934,725	(25,475)
50	90 Day Euro	Dec. 2008	11,869,375	11,873,350	(3,975)

			$239,536,494	$240,267,568	$(731,074)

See Notes to Financial Statements.

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Number of Contracts	Type	Expiration Date	Value at January 31, 2007	Value at Trade Date	Unrealized Appreciation
	Short Positions:
96	10 Yr. U.S. Treasury Notes	Mar. 2007	$10,248,000	$10,430,641	$182,641
4	30 Yr. U.S. Treasury Bonds	Mar. 2007	440,500	453,781	13,281

			$10,688,500	$10,884,422	$195,922

Foreign currency exchange contracts outstanding at January 31, 2007:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 03/16/07	CNY	2,316,000	$300,000	$299,970	$(30)
Expiring 05/09/07	CNY	7,292,000	949,974	952,523	2,549
Expiring 08/16/07	CNY	5,056,600	655,000	669,217	14,217
Japanese Yen,
Expiring 02/15/07	JPY	461,461,090	3,916,215	3,829,345	(86,870)

			$5,821,189	$5,751,055	$(70,134)

Sale Contracts	Notional Amount		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros,
Expiring 02/27/07	EUR	18,256,000	$23,707,277	$23,822,153	$(114,876)
Expiring 04/04/07	EUR	2,680,000	3,430,051	3,502,659	(72,608)
Mexican Peso,
Expiring 06/06/07	MXN	23,100,000	2,081,691	2,084,697	(3,006)
Pound Stering,
Expiring 02/22/07	GBP	908,000	1,754,655	1,783,921	(29,266)

			$30,973,674	$31,193,430	$(219,756)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

The Fund entered into interest rate swap agreements during the period ended January 31, 2007. Details of the interest rate swap agreements outstanding as of January 31, 2007 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(2)	6/20/2037	USD	1,300	5.00%	3 Month LIBOR	$(58,470)
Duetsche Bank(2)	6/20/2037	USD	9,200	5.00%	3 Month LIBOR	(441,428)
UBS AG(2)	6/18/2009	USD	5,300	5.00%	3 Month LIBOR	6,095
Bank of America Securities LLC(1)	6/15/2035	USD	700	6.00%	3 Month LIBOR	54,261
Duetsche Bank(2)	12/15/2035	GBP	400	4.00%	6 Month LIBOR	9,584
UBS AG(2)	10/15/2010	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	2,051
JPMorgan Chase Bank(2)	1/15/2010	AUD	400	6.50%	6 Month Australian Bank Bill rate	(34)
Duetsche Bank(2)	1/15/2010	AUD	500	6.50%	6 Month Australian Bank Bill rate	28
Duetsche Bank(2)	6/15/2017	AUD	2,100	6.00%	6 Month Australian Bank Bill rate	(30,490)
Duetsche Bank(1)	6/20/2017	USD	1,400	5.00%	3 Month LIBOR	48,999
Merrill Lynch & Co., Inc.(1)	6/20/2016	JPY	60,000	2.00%	6 Month LIBOR	(2,410)
Barclays Capital, Inc.(1)	6/20/2016	JPY	30,000	2.00%	6 Month LIBOR	(2,023)
Citigroup, Inc.(1)	6/20/2017	USD	4,300	5.00%	3 Month LIBOR	146,961
UBS AG(2)	6/20/2012	USD	600	5.00%	3 Month LIBOR	(11,010)
Lehman Brothers, Inc.(2)	6/20/2012	USD	100	5.00%	3 Month LIBOR	(1,835)
Bank of America, N.A.(2)	6/20/2012	USD	1,200	5.00%	3 Month LIBOR	(22,020)
Morgan Stanley & Co.(2)	6/20/2012	USD	2,000	5.00%	3 Month LIBOR	(36,933)
Goldman Sachs & Co.(2)	6/20/2009	USD	2,000	5.00%	3 Month LIBOR	(13,785)
Barclays Capital, Inc.(2)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	(14,769)
UBS AG(2)	12/20/2008	GBP	2,800	5.00%	6 Month LIBOR	(6,291)

						$(373,519)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

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The Fund entered into credit default swap agreements during the period ended January 31, 2007. Details of the credit default swap agreements outstanding as of January 31, 2007 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
UBS AG(1)	7/25/2045	USD	1,000	0.54%	ABX.HE.A Index	$325
Lehman Brothers, Inc.(2)	3/20/2008	USD	1,000	0.06%	AIG, 5.6%, due 10/18/16	287
Morgan Stanley & Co.(1)	12/20/2008	USD	200	0.26%	Allstate Corp., 6.125%, due 02/15/12	(736)
UBS AG(1)	12/20/2008	USD	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(860)
Barclays Capital, Inc.(1)	9/20/2011	USD	100	0.54%	DaimlerChrysler, 5.75%, due 09/08/11	(438)
Duetsche Bank(2)	3/20/2008	USD	1,400	0.23%	DaimlerChrysler, 6.5%, due 11/15/13	1,450
Credit Suisse International(1)	12/20/2011	USD	1,000	3.25%	Dow Jones CDX HY7 Index	(3,792)
Bear Stearns International Ltd.(1)	7/25/2045	USD	2,200	0.54%	Dow Jones CDX IG4 Index	(3,330)
Goldman Sachs & Co.(1)	7/25/2045	USD	600	0.54%	Dow Jones CDX IG4 Index	(908)
Morgan Stanley & Co.(2)	12/20/2015	USD	800	0.46%	Dow Jones CDX IG5 Index	4,814
Morgan Stanley & Co.(1)	12/20/2012	USD	1,100	0.14%	Dow Jones CDX IG5 Index	(1,591)
Morgan Stanley & Co.(2)	12/20/2015	USD	1,900	0.46%	Dow Jones CDX IG5 Index	12,075
Morgan Stanley & Co.(1)	12/20/2012	USD	2,700	0.14%	Dow Jones CDX IG5 Index	(3,883)
Bank of America Securities LLC(1)	6/20/2011	USD	2,700	0.40%	Dow Jones CDX IG6 Index	(3,411)
Barclays Capital, Inc.(1)	12/20/2011	USD	1,300	0.75%	Dow Jones CDX IG7 Index	(3,375)
Morgan Stanley & Co.(1)	12/20/2016	USD	1,200	0.65%	Dow Jones CDX IG7 Index	665
JPMorgan Chase Bank(1)	12/20/2011	USD	1,000	1.65%	Dow Jones CDX XO7 Index	(1,925)
Bank of America Securities LLC(1)	12/20/2008	USD	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(130)
Citigroup, Inc.(1)	12/20/2008	USD	100	0.28%	Eaton Corp., 5.75%, due 07/15/12	(352)
Barclays Capital, Inc.(1)	12/20/2008	USD	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(513)
Morgan Stanley & Co.(1)	12/20/2008	USD	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(283)
Lehman Brothers, Inc.(2)	2/20/2012	USD	350	0.93%	Federal Republic of Brazil, 12.25%, due 03/06/30	(816)
Citigroup, Inc.(1)	12/20/2008	USD	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	(298)
Lehman Brothers, Inc.(2)	3/20/2007	USD	3,300	0.55%	GMAC, 6.875%, due 08/28/12	3,576

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	$(1,621)
Bear Stearns International Ltd.(1)	12/20/2008	USD	100	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(528)
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(65)
Merrill Lynch & Co.(1)	12/20/2008	USD	100	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(394)
JPMorgan Chase Bank(1)	12/20/2016	EUR	400	0.85%	iTraxx Europe HiVol Series 6 Version 1	(137)
Goldman Sachs & Co.(1)	12/20/2016	EUR	1,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(716)
Duetsche Bank(1)	12/20/2016	EUR	1,200	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,324)
Barclays Bank PLC(1)	12/20/2016	EUR	1,300	0.85%	iTraxx Europe HiVol Series 6 Version 1	(558)
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(181)
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(873)
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.30%	Masco Corp., 5.875%, due 07/15/12	(236)
Lehman Brothers, Inc.(1)	3/20/2015	USD	100	0.14%	Merck & Co., 4.75%, due 03/01/15	(38)
Duetsche Bank(1)	9/20/2011	USD	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	(1,042)
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(764)
Morgan Stanley & Co.(1)	6/20/2016	USD	300	0.39%	Omnicom, 5.90%, due 04/15/16	(783)
Lehman Brothers, Inc.(1)	6/20/2009	USD	500	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(3,789)
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.35%	RadioShack Corp., 7.375%, due 05/15/11	547
Morgan Stanley & Co.(1)	5/20/2016	USD	1,200	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(14,594)
JPMorgan Chase Bank(1)	5/20/2016	USD	300	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(3,760)
Morgan Stanley & Co.(1)	9/20/2010	USD	300	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(5,853)
Merrill Lynch & Co.(2)	3/20/2007	USD	400	0.61%	Russian Federation, 2.25%, due 03/31/30	1,162

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Duetsche Bank(2)	7/20/2007	USD	500	0.20%	Russian Federation, 2.25%, due 03/31/30	$2
Citigroup, Inc.(1)	12/20/2008	USD	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(606)
Barclays Capital, Inc.(1)	12/20/2008	USD	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,147)
Bear Stearns International Ltd.(1)	6/20/2016	USD	200	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	4,445
Lehman Brothers, Inc.(1)	12/20/2008	USD	100	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(86)
Barclays Capital, Inc.(1)	3/20/2012	USD	100	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	(93)

						$(36,481)

(1)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2007 was as follows:

Industry
U.S. Government Agency Obligations	14.1%
U.S. Treasury Obligations	6.7
Foreign Treasury Obligations	5.1
Oil, Gas & Consumable Fuels	4.9
Financial—Bank & Trust	4.5
Financial Services	3.9
Telecommunications	3.9
Insurance	3.3
Affiliated Money Market Mutual Fund	3.1
Pharmaceuticals	2.9
Retail & Merchandising	2.5
Aerospace	2.3
Media	2.2
Consumer Products & Services	1.9
Transportation	1.7
Chemicals	1.4
Healthcare Services	1.4
Biotechnology	1.4
Metals & Mining	1.3
Repurchase Agreement	1.2
Commercial Banks	1.2
Computer Services & Software	1.1

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Hotels & Motels	1.1%
Utilities	1.1
Internet Services	1.1
Automobiles	1.0
Entertainment & Leisure	1.0
Commercial Paper	1.0
Computer Hardware	1.0
Medical Supplies & Equipment	1.0
Industrial Conglomerates	1.0
Semiconductors	1.0
Electronic Components	1.0
Machinery	0.9
Collateralized Mortgage Obligations	0.9
Thrifts & Mortgage Finance	0.9
Real Estate Investment Trusts	0.7
Commercial Services	0.7
Energy Equipment & Services	0.7
Beverages	0.7
Financial—Brokerage	0.6
Household Durables	0.6
Paper & Forest Products	0.5
Farming & Agriculture	0.5
Retail	0.5
Hotels, Restaurants & Leisure	0.5
Diversified Financial Services	0.5
Automotive Parts	0.4
Foreign Government Bonds	0.4
Asset-Backed Securities	0.4
Electric Utilities	0.4
IT Services	0.4
Software	0.4
Diversified Operations	0.3
Healthcare Providers & Services	0.3
Foods	0.3
Real Estate	0.3
Municipal Bonds	0.3
Multi-Line Retail	0.3
Food Products	0.3
Specialty Retail	0.3
Building Materials	0.3
Gaming	0.3
Automobile Manufacturers	0.2
Construction	0.2
Diversified Manufacturing	0.2
Independent Power Producers & Energy Traders	0.2
Railroads	0.2
Exchange Traded Funds	0.2
Electric	0.2
Tobacco	0.2

See Notes to Financial Statements.

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Business Services	0.2%
Machinery—Construction & Mining	0.2
Airlines	0.2
Industrial Products	0.2
Advertising	0.2
Broadcasting	0.2
Real Estate Investment Trust—Other Reit	0.1
Apparel	0.1
Cosmetics & Toiletries	0.1
Aerospace & Defense	0.1
Building & Building Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Computers & Peripherals	0.1
Household Products	0.1
Utilities—Electric	0.1
Real Estate Management & Development	0.1
Computers	0.1
Food & Beverage	0.1
Bank Loan	0.1
Distributors	0.1
Capital Markets	0.1
Auto Parts & Related	0.1
Manufacturing	0.1
Diversified Telecommunication Services	0.1
Telecommunication Services	0.1
Diversified Manufacturing Operations	0.1
Clothing & Apparel	0.1
Conglomerates	0.1
Electronic Components & Equipment	0.1
Distribution/Wholesale	0.1

103.1
Securities sold short	(4.8)
Other assets in excess of liabilities	1.7

100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	49

Statement of Assets and Liabilities

January 31, 2007 (Unaudited)

ASSETS
Investments at value:
Unaffiliated investments (cost $427,543,848)	$488,292,969
Affiliated investments (cost $14,854,312)	14,854,312
Cash	174,875
Foreign currency, at value (cost $1,816,432)	1,835,698
Receivable for investments sold	55,472,924
Dividends and interest receivable	1,247,138
Receivable for Fund shares sold	438,227
Unrealized appreciation on swap agreements	297,327
Tax reclaim receivable	88,617
Receivable from broker—variation margin	46,492
Unrealized appreciation on foreign currency exchange contracts	16,766
Prepaid expenses	12,206

Total assets	562,777,551

LIABILITIES
Payable for investments purchased	47,769,028
Securities sold short, at value (proceeds $23,341,855)	23,144,540
Payable for Fund shares reacquired	1,014,658
Unrealized depreciation on swap agreements	707,327
Accrued expenses and other liabilities	581,484
Premium received for interest rate swaps	381,781
Management fee payable	309,290
Unrealized depreciation on foreign currency exchange contracts	306,656
Distribution fee payable	300,550
Outstanding options written (premiums received $108,311)	89,624
Interest payable on investments sold short	71,294
Transfer agent fee payable	68,985

Total liabilities	74,745,217

NET ASSETS	$488,032,334

Net assets were comprised of:
Shares of beneficial interest, at par	$39,066
Paid-in capital, in excess of par	421,180,085

421,219,151
Distributions in excess of net investment income	(387,068)
Accumulated net realized gain on investments and foreign currency transactions	7,545,159
Net unrealized appreciation on investments and foreign currencies	59,655,092

Net assets, January 31, 2007	$488,032,334

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($155,398,384 ÷ 12,403,127 shares of beneficial interest issued and outstanding)	$12.53
Maximum sales charge (5.50% of offering price)	.73

Maximum offering price to public	$13.26

Class B:
Net asset value, offering price and redemption price per share ($169,572,233 ÷ 13,596,050 shares of beneficial interest issued and outstanding)	$12.47

Class C:
Net asset value, offering price and redemption price per share ($129,747,539 ÷ 10,402,581 shares of beneficial interest issued and outstanding)	$12.47

Class M:
Net asset value, offering price and redemption price per share ($9,472,954 ÷ 761,238 shares of beneficial interest issued and outstanding)	$12.44

Class R:
Net asset value, offering price and redemption price per share ($3,662,304 ÷ 292,112 shares of beneficial interest issued and outstanding)	$12.54

Class X:
Net asset value, offering price and redemption price per share ($5,970,797 ÷ 479,041 shares of beneficial interest issued and outstanding)	$12.46

Class Z:
Net asset value, offering price and redemption price per share ($14,208,123 ÷ 1,132,212 shares of beneficial interest issued and outstanding)	$12.55

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	51

Statement of Operations

Six Months Ended January 31, 2007 (Unaudited)

NET INVESTMENT INCOME
Income
Unaffiliated Interest	$2,964,922
Unaffiliated dividends (net of foreign withholding taxes of $36,300)	2,826,480
Affiliated dividends	693,952

6,485,354

Expenses
Management fee	1,791,278
Distribution fee—Class A	183,260
Distribution fee—Class B	857,904
Distribution fee—Class C	643,011
Distribution fee—Class M	40,739
Distribution fee—Class R	9,029
Distribution fee—Class X	27,708
Transfer agent’s fees and expenses (including affiliated expense of $182,700)	344,000
Custodian’s fees and expenses	162,000
Reports to shareholders	50,000
Registration fees	41,000
Insurance expense	15,000
Legal fee	13,000
Trustees’ fees	9,000
Audit fee	8,000
Miscellaneous	16,099

Total expenses	4,211,028

Net investment income	2,274,326

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investment transactions	12,951,641
Options written	(92,225)
Foreign currency transactions	279,527
Futures	443,443
Swaps	226,440
Short sale transactions	(220,312)

13,588,514

Net change in unrealized appreciation (depreciation) on:
Investments	29,724,406
Foreign currencies	(257,465)
Futures	(482,208)
Swaps	(426,979)
Options written	17
Short sales	235,988

28,793,759

Net gain on investments	42,382,273

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,656,599

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,274,326	$5,190,228
Net realized gain on investments and foreign currency transactions	13,588,514	18,637,212
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,793,759	(2,311,927)

Net increase in net assets resulting from operations	44,656,599	21,515,513

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,270,262)	(2,184,651)
Class B	(924,226)	(1,947,227)
Class C	(688,821)	(1,277,715)
Class M	(50,125)	(61,946)
Class R	(27,480)	(54,957)
Class X	(31,238)	(36,201)
Class Z	(138,563)	(238,650)

	(3,130,715)	(5,801,347)

Distributions from net realized gains:
Class A	(5,577,407)	(9,105,123)
Class B	(6,601,806)	(16,246,739)
Class C	(4,920,293)	(10,051,762)
Class M	(358,046)	(469,527)
Class R	(138,633)	(297,054)
Class X	(223,136)	(210,312)
Class Z	(530,902)	(848,894)

	(18,350,223)	(37,229,411)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	36,318,792	101,637,931
Net asset value of shares issued in reinvestment of distributions	19,880,150	39,774,585
Cost of shares reacquired	(49,261,645)	(92,503,504)

Net increase in net assets resulting from Fund share transactions	6,937,297	48,909,012

Total increase	30,112,958	27,393,767

NET ASSETS
Beginning of period	457,919,376	430,525,609

End of period(a)	$488,032,334	$457,919,376

(a) Includes undistributed net investment income of:	$—	$469,321

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	53

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) (formerly known as Strategic Partners Asset Allocation Funds) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”), Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2007.

Subadvisors	Fund Segment
Hotchkis & Wiley Capital Management LLC JP Morgan Investment Management, Inc. NFJ Investment Group L.P.	Large-cap value stocks

LSV Asset Management Thornburg Investment Management, Inc.	International stocks

Marsico Capital Management, LLC Goldman Sachs Asset Management LP	Large-cap growth stocks

EARNEST Partners, LLC Vaughan Nelson Investment Management, LP	Small-cap value stocks

Pacific Investment Management Company LLC	Core fixed income bonds

RS Investment Management, L.P.	Small-cap growth stocks

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

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Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value. As of January 31, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Target Asset Allocation Funds/Target Moderate Allocation Fund	55

Notes to Financial Statements

(Unaudited) Cont’d

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation

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(depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing

Target Asset Allocation Funds/Target Moderate Allocation Fund	57

Notes to Financial Statements

(Unaudited) Cont’d

interest rates or foreign currency exchange rates with respect to securities or currencies, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

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Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date;

Target Asset Allocation Funds/Target Moderate Allocation Fund	59

Notes to Financial Statements

(Unaudited) Cont’d

interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the average daily net assets up to $500 million, .70 of 1% of average daily net assets for the next $500 million and .65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, ..75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2007.

PIMS has advised the Fund that it has received approximately $209,000 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2007. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2007, it has received approximately $114,600, $6,800, $9,500 and $2,100 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Target Asset Allocation Funds/Target Moderate Allocation Fund	61

Notes to Financial Statements

(Unaudited) Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, served as a broker dealer. For the six months ended January 31, 2007, the Fund incurred approximately $70,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2007, Wachovia Securities, an affiliate of PI, earned $175 and Prudential Equity Group, a wholly-owned subsidiary of Prudential, earned $172 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2007, aggregated $155,861,809 and $146,587,389, respectively.

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Transactions in call options written during the six months ended January 31, 2007 were as follows:

	Number of Contracts/ Notional Amount	Premium
Balance at beginning of period	6,700,000	$71,301
Written swap options	7,100,000	72,589
Expired swap options	(3,600,000)	(35,579)

Balance at end of period	10,200,000	$108,311

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
444,207,556	63,142,246	(4,202,521)	58,939,725

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales, passive foreign investment companies, real estate investment trusts and other differences between financial reporting and tax accounting. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables, payables and swaps.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase.

Target Asset Allocation Funds/Target Moderate Allocation Fund	63

Notes to Financial Statements

(Unaudited) Cont’d

Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of January 31, 2007, Prudential owns 220 shares, 219 shares and 220 shares of Class M, Class R and Class X shares, respectively.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2007:
Shares sold	781,322	$9,657,980
Shares issued in reinvestment of dividends and distributions	524,662	6,490,067
Shares reacquired	(1,235,063)	(15,222,790)

Net increase (decrease) in shares outstanding before conversion	70,921	925,257
Shares issued upon conversion from Class B, Class M, and Class X	973,505	11,862,566

Net increase (decrease) in shares outstanding	1,044,426	$12,787,823

Year ended July 31, 2006:
Shares sold	2,916,385	$35,398,309
Shares issued in reinvestment of dividends and distributions	925,187	10,758,559
Shares reacquired	(2,561,939)	(30,994,641)

Net increase (decrease) in shares outstanding before conversion	1,279,633	15,162,227
Shares issued upon conversion from Class B	1,801,939	21,385,620

Net increase (decrease) in shares outstanding	3,081,572	$36,547,847

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Class B	Shares	Amount
Six months ended January 31, 2007:
Shares sold	621,525	$7,661,994
Shares issued in reinvestment of dividends and distributions	582,530	7,182,597
Shares reacquired	(1,081,923)	(13,273,218)

Net increase (decrease) in shares outstanding before conversion	122,132	1,571,373
Shares reacquired upon conversion into Class A	(953,701)	(11,565,098)

Net increase (decrease) in shares outstanding	(831,569)	$(9,993,725)

Year ended July 31, 2006:
Shares sold	1,665,459	$20,206,680
Shares issued in reinvestment of dividends and distributions	1,493,916	17,318,764
Shares reacquired	(2,411,086)	(29,206,245)

Net increase (decrease) in shares outstanding before conversion	748,289	8,319,199
Shares issued upon conversion into Class A	(1,802,640)	(21,280,684)

Net increase (decrease) in shares outstanding	(1,054,351)	$(12,961,485)

Class C
Six months ended January 31, 2007:
Shares sold	992,677	$12,199,584
Shares issued in reinvestment of dividends and distributions	394,557	4,864,884
Shares reacquired	(1,376,381)	(16,963,733)

Net increase (decrease) in shares outstanding	10,853	$100,735

Year ended July 31, 2006:
Shares sold	2,152,510	$26,046,772
Shares issued in reinvestment of dividends and distributions	837,168	9,705,532
Shares reacquired	(1,936,047)	(23,430,589)

Net increase (decrease) in shares outstanding	1,053,631	$12,321,715

Class M
Six months ended January 31, 2007:
Shares sold	329,641	$4,071,907
Shares issued in reinvestment of dividends and distributions	30,755	378,291
Shares reacquired	(120,442)	(1,481,870)

Net increase (decrease) in shares outstanding before conversion	239,954	2,968,328
Shares reacquired upon conversion into Class A	(8,186)	(101,541)

Net increase (decrease) in shares outstanding	231,768	$2,866,787

Year ended July 31, 2006:
Shares sold	379,266	$4,617,335
Shares issued in reinvestment of dividends and distributions	43,758	506,434
Shares reacquired	(232,364)	(2,812,052)

Net increase (decrease) in shares outstanding	190,660	$2,311,717

Target Asset Allocation Funds/Target Moderate Allocation Fund	65

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended January 31, 2007:
Shares sold	11,793	$144,143
Shares issued in reinvestment of dividends and distributions	13,408	165,986
Shares reacquired	(21,295)	(262,048)

Net increase (decrease) in shares outstanding	3,906	$48,081

Year ended July 31, 2006:
Shares sold	323,254	$4,017,519
Shares issued in reinvestment of dividends and distributions	30,204	351,734
Shares reacquired	(65,471)	(795,171)

Net increase (decrease) in shares outstanding	287,987	$3,574,082

Class X
Six months ended January 31, 2007:
Shares sold	85,807	$1,050,366
Shares issued in reinvestment of dividends and distributions	20,138	248,103
Shares reacquired	(12,951)	(158,207)

Net increase (decrease) in shares outstanding before conversion	92,994	1,140,262
Shares reacquired upon conversion into Class A	(16,076)	(195,927)

Net increase (decrease) in shares outstanding	76,918	$944,335

Year ended July 31, 2006:
Shares sold	297,112	$3,569,673
Shares issued in reinvestment of dividends and distributions	21,091	244,571
Shares reacquired	(89,921)	(1,086,961)

Net increase (decrease) in shares outstanding before conversion	228,282	2,727,283
Shares reacquired upon conversion into Class A	(8,616)	(104,936)

Net increase (decrease) in shares outstanding	219,666	$2,622,347

Class Z
Six months ended January 31, 2007:
Shares sold	122,148	$1,532,818
Shares issued in reinvestment of dividends and distributions	44,444	550,222
Shares reacquired	(155,910)	(1,899,779)

Net increase (decrease) in shares outstanding	10,682	$183,261

Year ended July 31, 2006:
Shares sold	644,127	$7,781,643
Shares issued in reinvestment of dividends and distributions	76,312	888,991
Shares reacquired	(340,340)	(4,177,845)

Net increase (decrease) in shares outstanding	380,099	$4,492,789

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Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Companies paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Trust did not utilize the line of credit during the six months ended January 31, 2007.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Target Asset Allocation Funds/Target Moderate Allocation Fund	67

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.92

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investments transactions	1.11

Total from investment operations	1.20

Less Dividends and Distributions:
Dividends from net investment income	(.11)
Distributions from net realized gains	(.48)

Total dividends and distributions	(.59)

Net asset value, end of period	$12.53

Total Return(a)	10.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$155,398
Average net assets (000)	$145,413
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.28	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(d)
Net investment income	1.42	%(d)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	84	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations based upon average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2006(b)	2005(b)	2004	2003(b)	2002(b)

$12.56	$10.96	$9.89	$8.86	$10.70

.20	.14	.12	.15	.19
.45	1.61	1.09	1.02	(1.76)

.65	1.75	1.21	1.17	(1.57)

(.22)	(.15)	(.14)	(.14)	(.27)
(1.07)	—	—	—	—

(1.29)	(.15)	(.14)	(.14)	(.27)

$11.92	$12.56	$10.96	$9.89	$8.86

5.53%	16.01%	12.27%	13.29%	(14.92)%

$135,384	$103,989	$79,172	$58,862	$50,559
$118,651	$91,030	$72,043	$51,006	$57,234

1.33%	1.32%	1.35%	1.49%	1.48%
1.08%	1.07%	1.10%	1.24%	1.23%
1.67%	1.17%	1.15%	1.66%	1.68%

324%	285%	100%	158%	217%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	69

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.87

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investments transactions	1.11

Total from investment operations	1.15

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.48)

Total dividends and distributions	(.55)

Net asset value, end of period	$12.47

Total Return(a)	9.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$169,572
Average net assets (000)	$170,182
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	.71	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2006(b)	2005(b)	2004	2003(b)	2002(b)

$12.52	$10.92	$9.86	$8.83	$10.63

.11	.05	.04	.08	.11
.44	1.61	1.08	1.03	(1.75)

.55	1.66	1.12	1.11	(1.64)

(.13)	(.06)	(.06)	(.08)	(.16)
(1.07)	—	—	—	—

(1.20)	(.06)	(.06)	(.08)	(.16)

$11.87	$12.52	$10.92	$9.86	$8.83

4.65%	15.24%	11.37%	12.58%	(15.56)%

$171,286	$193,795	$170,863	$129,759	$107,775
$187,321	$184,197	$157,550	$113,902	$116,960

2.08%	2.07%	2.10%	2.24%	2.23%
1.08%	1.07%	1.10%	1.24%	1.23%
.92%	.41%	.41%	.91%	.93%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	71

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.87

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investments transactions	1.11

Total from investment operations	1.15

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.48)

Total dividends and distributions	(.55)

Net asset value, end of period	$12.47

Total Return(a)	9.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$129,748
Average net assets (000)	$127,554
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	.69	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2006(b)	2005(b)	2004	2003(b)	2002(b)

$12.52	$10.92	$9.86	$8.83	$10.63

.11	.05	.04	.08	.11
.44	1.61	1.08	1.03	(1.75)

.55	1.66	1.12	1.11	(1.64)

(.13)	(.06)	(.06)	(.08)	(.16)
(1.07)	—	—	—	—

(1.20)	(.06)	(.06)	(.08)	(.16)

$11.87	$12.52	$10.92	$9.86	$8.83

4.65%	15.24%	11.37%	12.58%	(15.56)%

$123,378	$116,893	$100,712	$77,008	$47,165
$121,100	$108,434	$94,252	$59,626	$40,465

2.08%	2.07%	2.10%	2.24%	2.23%
1.08%	1.07%	1.10%	1.24%	1.23%
.92%	.41%	.41%	.89%	.95%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	73

Financial Highlights

(Unaudited) Cont’d

	Class M

	Six Months Ended January 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.85

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investments transactions	1.10

Total from investment operations	1.14

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.48)

Total dividends and distributions	(.55)

Net asset value, end of period	$12.44

Total Return(b)	9.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,473
Average net assets (000)	$8,081
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	.64	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations based upon average shares outstanding during the period.

See Notes to Financial Statements.

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Class M
Year Ended July 31, 2006(d)	October 4, 2004(a) Through July 31, 2005

$12.49	$11.34

.11	.09
.45	1.15

.56	1.24

(.13)	(.09)
(1.07)	—

(1.20)	(.09)

$11.85	$12.49

4.74%	10.96%

$6,272	$4,233
$5,622	$2,203

2.08%	2.07	%(c)
1.08%	1.07	%(c)
.93%	.54	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	75

Financial Highlights

(Unaudited) Cont’d

	Class R

	Six Months Ended January 31, 2007(e)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.93

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investments transactions	1.12

Total from investment operations	1.19

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	(.48)

Total dividends and distributions	(.58)

Net asset value, end of period	$12.54

Total Return(b)	10.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,662
Average net assets (000)	$3,582
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees (d)	1.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	1.19	%(c)

(a)	Commencement of offering new share class.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Calculations based upon average shares outstanding during the period.

See Notes to Financial Statements.

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Class R
Year Ended July 31, 2006(e)	October 4, 2004(a) Through July 31, 2005

$12.56	$11.40

.18	.10
.46	1.19

.64	1.29

(.20)	(.13)
(1.07)	—

(1.27)	(.13)

$11.93	$12.56

5.35%	11.39%

$3,438	$3
$2,872	$3

1.58%	1.57	%(c)
1.08%	1.07	%(c)
1.42%	1.02	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	77

Financial Highlights

(Unaudited) Cont’d

	Class X

	Six Months Ended January 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.87

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investments transactions	1.10

Total from investment operations	1.14

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.48)

Total dividends and distributions	(.55)

Net asset value, end of period	$12.46

Total Return(b)	9.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,971
Average net assets (000)	$5,496
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	.67	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations based upon average shares outstanding during the period.

See Notes to Financial Statements.

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Class X
Year Ended July 31, 2006(d)	October 4, 2004(a) Through July 31, 2005

$12.52	$11.34

.12	.09
.43	1.18

.55	1.27

(.13)	(.09)
(1.07)	—

(1.20)	(.09)

$11.87	$12.52

4.65%	11.23%

$4,773	$2,284
$3,571	$1,105

2.08%	2.07	%(c)
1.08%	1.07	%(c)
.96%	.59	%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	79

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.94

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investments transactions	1.11

Total from investment operations	1.22

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.48)

Total dividends and distributions	(.61)

Net asset value, end of period	$12.55

Total Return(a)	10.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,208
Average net assets (000)	$13,472
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	1.69	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended July 31,
2006(b)	2005(b)	2004	2003(b)	2002(b)

$12.58	$10.97	$9.90	$8.87	$10.72

.24	.17	.15	.16	.22
.44	1.62	1.09	1.03	(1.77)

.68	1.79	1.24	1.19	(1.55)

(.25)	(.18)	(.17)	(.16)	(.30)
(1.07)	—	—	—	—

(1.32)	(.18)	(.17)	(.16)	(.30)

$11.94	$12.58	$10.97	$9.90	$8.87

5.78%	16.36%	12.53%	13.54%	(14.70)%

$13,388	$9,329	$7,678	$8,679	$2,749
$12,022	$8,425	$9,098	$4,090	$4,262

1.08%	1.07%	1.10%	1.24%	1.23%
1.08%	1.07%	1.10%	1.24%	1.23%
1.93%	1.41%	1.41%	1.86%	1.93%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	81

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Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance
Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary •
Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management LP	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, LP	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, 3 Gateway Center, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Moderate Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	N/A	SPMRX	N/A	PDMZX
CUSIP	87612A807	87612A880	87612A872	87612A849	87612A864	87612A831	87612A856

MFSP504E4    IFS-A131049    Ed. 03/2007

SEMIANNUAL REPORT

JANUARY 31, 2007

TARGET GROWTH ALLOCATION FUND

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

March 16, 2007

Dear Shareholder:

We hope that you find the semiannual report for the Target Growth Allocation Fund (formerly Strategic Partners Growth Allocation Fund) informative and useful.

Target Asset Allocation Funds will be managed exactly as they have been in the past, with institutional-quality asset managers selected, matched, and monitored by the same research team as before. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths. This approach has led to competitive long-term performance.

You also will retain exchange privileges with any fund in Prudential’s JennisonDryden mutual fund family.

We believe your Target Growth Allocation Fund will remain an excellent way for you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Growth Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 1/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	13.82%	13.22%	62.43%	89.76%
Class B	13.50	12.34	56.55	78.63
Class C	13.50	12.34	56.55	78.63
Class M	13.65	12.49	N/A	40.57
Class R	13.71	12.85	N/A	41.93
Class X	13.40	12.33	N/A	40.36
Class Z	14.02	13.52	64.65	94.09
S&P 500 Index[2]	13.73	14.50	39.06	**
Customized Blend[3]	14.34	15.26	57.73	***
Lipper Multi-Cap Core Funds Average[4]	13.44	11.42	44.00	****

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Since Inception[1]
Class A		9.66%	7.89%	7.18%
Class B		10.26	8.14	7.14
Class C		14.26	8.28	7.14
Class M		9.31	N/A	13.84
Class R		15.84	N/A	15.86
Class X		9.15	N/A	13.76
Class Z		16.40	9.41	8.23
S&P 500 Index[2]		15.78	6.18	**
Customized Blend[3]		17.80	8.73	***
Lipper Multi-Cap Core Funds Average[4]		13.29	6.59	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 11/18/98; Class M, R, and X, 10/04/04.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Customized Benchmark for Target Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (80%) and the MSCI EAFE (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/07 are 40.51% for Classes A, B, C, and Z; and 34.68% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/06 are 4.10% for Classes A, B, C, and Z; and 13.39% for Classes M, R, and X.

***Customized Blend Closest Month-End to Inception cumulative total returns as of 1/31/07 are 57.67% for Classes A, B, C, and Z; and 43.30% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total returns as of 12/31/06 are 5.58% for Classes A, B, C, and Z; and 16.49% for Classes M, R, and X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/07 are 76.24% for Classes A, B, C, and Z; and 35.97% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/06 are 6.33% for Classes A, B, C, and Z; and 13.47% for Classes M, R, and X.

Target Asset Allocation Funds/Target Growth Allocation Fund	3

Your Fund’s Performance (continued)

Fund objective

The investment objective of the Target Growth Allocation Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2007, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

Target Asset Allocation Funds/Target Growth Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2006, at the beginning of the period, and held through the six-month period ended January 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Target Asset Allocation Funds that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Growth Allocation Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,138.20	1.28%	$6.90
	Hypothetical	$1,000.00	$1,018.75	1.28%	$6.51

Class B	Actual	$1,000.00	$1,135.00	2.03%	$10.92
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class C	Actual	$1,000.00	$1,135.00	2.03%	$10.92
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class M	Actual	$1,000.00	$1,136.50	2.03%	$10.93
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class R	Actual	$1,000.00	$1,137.10	1.53%	$8.24
	Hypothetical	$1,000.00	$1,017.49	1.53%	$7.78

Class X	Actual	$1,000.00	$1,134.00	2.03%	$10.92
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31

Class Z	Actual	$1,000.00	$1,140.20	1.03%	$5.56
	Hypothetical	$1,000.00	$1,020.01	1.03%	$5.24

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2007 (to reflect the six-month period).

Target Asset Allocation Funds/Target Growth Allocation Fund	7

Portfolio of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS

Advertising 0.2%
15,400	JC Decaux SA (France)	$459,383
10,050	Marchex, Inc. (Class B Stock)*	122,308

		581,691

Aerospace & Defense 3.6%
100	AAR Corp.*	2,902
1,100	Alliant Techsystems, Inc.*	89,100
5,330	BE Aerospace, Inc.*	158,727
24,251	Boeing Co. (The)	2,171,919
455	DRS Technologies, Inc.	25,207
12,600	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	510,930
24,088	General Dynamics Corp.	1,882,477
2,700	Goodrich Corp.	132,354
2,530	Heico Corp.	92,699
1,300	Honeywell International, Inc.	59,397
25,283	Lockheed Martin Corp.	2,457,255
4,325	Moog, Inc. (Class A Stock)*	168,632
40,200	Northrop Grumman Corp.	2,851,788
14,400	Raytheon Co.	747,360
24,144	United Technologies Corp.	1,642,275

		12,993,022

Agricultural Chemicals 0.1%
2,600	Potash Corp. of Saskatchewan, Inc. (Canada)	405,678

Airlines 0.2%
95,900	Qantas Airways Ltd. (Australia)	402,567
27,000	Singapore Airlines Ltd. (Singapore)	309,818

		712,385

Auto Components 0.2%
100	ArvinMeritor, Inc.	1,925
3,100	Magna International, Inc. (Class A Stock)	242,172
4,950	Paccar, Inc.	331,006

		575,103

Automobile Manufacturers 1.8%
25,000	Fuji Heavy Industries, Ltd. (Japan)	130,547
27,000	General Motors Corp.	886,680

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

15,200	Honda Motor Co. Ltd. (Japan)	$597,366
7,469	Hyundai Motor Co. (Korea)	534,494
28,200	Nissan Motor Co. Ltd. (Japan)	352,753
6,000	PSA Peugeot Citroen SA (France)	395,308
2,500	Renault SA (France)	310,653
18,700	Toyota Motor Corp., (Japan)	1,230,867
16,603	Toyota Motor Corp., ADR (Japan)	2,187,943

		6,626,611

Automotive Parts 0.8%
1,700	Advance Auto Parts, Inc.	64,515
7,500	Autoliv, Inc.	452,550
5,200	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	477,477
400	Georg Fischer AG* (Switzerland)	268,032
49,200	GKN PLC (United Kingdom)	310,521
9,700	Johnson Controls, Inc.	896,862
6,400	Midas, Inc.*	144,832
6,000	Valeo SA (France)	274,456
30,000	Yokohama Rubber Co. Ltd. (Japan)	172,807

		3,062,052

Banks
1,300	Bank of New York Co., Inc. (The)	52,013
2,000	Colonial BancGroup, Inc. (The)	49,080

		101,093

Beverages 0.5%
9,000	Anheuser-Busch Cos., Inc.	458,730
14,900	Asahi Breweries Ltd. (Japan)	229,544
2,670	Central European Distribution Corp.*	78,738
3,600	Coca-Cola Co. (The)	172,368
24,900	Coca-Cola Enterprises, Inc.	510,948
800	Molson Coors Brewing Co. (Class B Stock)	64,640
5,100	PepsiCo, Inc.	332,724

		1,847,692

Biotechnology 1.5%
300	Applera Corp.—Applied Biosystems Group	10,428
15,300	Celgene Corp.*	821,304
32,053	Genentech, Inc.*	2,800,471
12,112	Genzyme Corp.*	796,122

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

2,900	Gilead Sciences, Inc.*	$186,528
3,164	Illumina, Inc.*	129,249
58,800	Millennium Pharmeceuticals, Inc.*	652,680
600	Syngenta AG* (Switzerland)	111,052

		5,507,834

Broadcasting
500	Clear Channel Communications, Inc.	18,160
1,640	Viasat, Inc.*	54,071

		72,231

Building Materials 0.3%
158,633	Kingfisher (United Kingdom)	747,461
7,600	Rollins, Inc.	165,832

		913,293

Building Products 0.2%
2,260	Lennox International, Inc.	68,568
22,000	Masco Corp.	703,780

		772,348

Business Services 0.3%
1,600	Administaff, Inc.	65,504
5,780	Barrett Business Services, Inc.	127,160
9,100	Manpower, Inc.	663,663
3,200	MPS Group, Inc.*	47,936
4,140	Perficient, Inc.*	86,567
2,300	URS Corp.*	98,831

		1,089,661

Cable Television 1.4%
77,802	Comcast Corp. (Class A Stock)*	3,448,184
28,759	DirectTV, Group Inc. (The)*	701,432
26,000	Rogers Communications, Inc. (Class B Stock) (Canada)	804,215

		4,953,831

Capital Markets 0.1%
6,722	Raymond James Financial, Inc.	214,566

Chemicals 2.6%
2,500	Air Products & Chemicals, Inc.	186,209
120	Arkema* (France)	6,055
26,000	Asahi Kasei Corp. (Japan)	172,933

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

6,800	BASF AG (Germany)	$657,375
7,300	Bayer AG (Germany)	433,556
705	Cytec Industries, Inc.	41,045
35,700	Denki Kagaku Kogyo KK (Japan)	149,802
36,900	Dow Chemical Co.	1,532,826
14,500	Eastman Chemical Co.	849,120
600	FMC Corp.	46,710
600	Givaudan SA (Switzerland)	543,192
33,100	Mitsubishi Chemical Holdings Corp. (Japan)	223,920
48,334	Monsanto Co.	2,662,720
4,400	PPG Industries, Inc.	291,676
14,079	Praxair, Inc.	887,822
11,700	Rohm and Haas Co.	609,102
3,300	Scotts Co. (The) (Class A Stock)	176,781
3,125	Valspar Corp.	88,062

		9,558,906

Clothing & Apparel 0.3%
12,020	Adidas-Salomon AG (Germany)	580,778
2,770	Carter’s, Inc.*	70,358
6,090	Iconix Brand Group, Inc.*	121,252
4,370	Jos. A. Bank Clothiers, Inc.*	135,295
100	NIKE, Inc. (Class B Stock)	9,881
3,300	Phillips-Van Heusen Corp.	181,995

		1,099,559

Commercial Banks 1.9%
10,400	Alliance & Leicester PLC (United Kingdom)	219,991
72,607	Bank of America Corp.	3,817,676
575	Citizens Banking Corp.	14,093
11,200	Commonwealth Bank of Australia (Australia)	436,797
1,200	First Horizon National Corp.	52,320
28,500	KeyCorp	1,087,845
725	PrivateBancorp, Inc.	27,108
17,900	Royal Bank of Scotland Group PLC (United Kingdom)	721,070
1,100	Societe Generale (France)	195,268
4,000	UnionBanCal Corp.	258,480
900	Verwaltungs & Privat Bank AG* (Liechtenstein)	232,491

		7,063,139

Commercial Services 1.0%
17,200	Accenture Ltd. (Class A Stock)	649,300
5,100	Convergys Corp.*	132,804

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

8,070	FirstService Corp.* (Canada)	$202,718
1,450	Healthcare Services Group, Inc.	41,934
5,770	HMS Holdings Corp.*	112,399
1,050	HNI Corp.	50,967
19,800	Interserve PLC (United Kingdom)	175,901
6,600	McKesson Corp.	367,950
9,700	Moody’s Corp.	694,132
925	On Assignment, Inc.*	11,942
3,480	Steiner Leisure Ltd.*	162,725
5,065	Team, Inc.*	172,970
14,000	Toppan Printing Co. Ltd. (Japan)	151,075
1,740	Waste Connections, Inc.*	75,812
15,600	Waste Management, Inc.	592,488

		3,595,117

Communication Equipment
1,525	Arris Group, Inc.*	21,685
800	Ciena Corp.*	22,472
1,025	CommScope, Inc.*	33,118
2,575	Tekelec*	39,655

		116,930

Computer Hardware 1.4%
100	Apple Computer, Inc.*	8,573
9,100	Computer Sciences Corp.*	477,386
7,000	Cray, Inc.*	81,200
42,200	Hewlett-Packard Co.	1,826,416
17,000	International Business Machines Corp.	1,685,550
7,300	Network Appliance, Inc.*	274,480
23,900	Synopsys, Inc.*	635,740

		4,989,345

Computer Networking
4,810	Atheros Communications, Inc.*	114,286

Computer Services & Software 0.2%
4,770	Advent Software, Inc.*	170,527
700	Blackbaud, Inc.	16,779
1,800	Cadence Design System, Inc.*	34,020
7,410	Concur Technologies, Inc.*	111,521
3,000	Global Payments, Inc.	113,280
1,015	Micros Systems, Inc.*	57,145
3,750	The9 Ltd., ADR* (Cayman Islands)	138,187

		641,459

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Computer Software 1.2%
15,900	Intuit, Inc.*	$500,055
127,700	Microsoft Corp.	3,940,822

		4,440,877

Computers & Peripherals 0.4%
9,400	Lexmark International, Inc. (Class A Stock)*	592,482
126,100	Sun Microsystems, Inc.*	837,304

		1,429,786

Conglomerates
700	Textron, Inc.	65,219

Construction 0.5%
1,000	Ciments Francais SA (France)	220,879
2,100	D.R. Horton, Inc.	61,026
20,700	Hanson PLC (United Kingdom)	315,260
2,800	Hovnanian Enterprises, Inc. (Class A Stock)*	93,212
9,786	KB Home	530,597
2,100	Meritage Homes Corp.*	93,345
4,100	Standard—Pacific Corp.	112,504
31,500	Taylor Woodrow PLC (United Kingdom)	252,944
4,800	Toll Brothers, Inc.*	162,384

		1,842,151

Construction Materials
44,900	CSR Ltd. (Australia)	125,641

Consumer Finance
250	Amerco, Inc.*	20,947
825	CompuCredit Corp.*	29,197
1,425	First Cash Financial Services, Inc.*	33,459

		83,603

Consumer Products 0.2%
9,300	Electrolux AB—Series B* (Sweden)	177,121
32,100	Shiseido Co. Ltd. (Japan)	682,689

		859,810

Consumer Products & Services 1.8%
5,300	American Greetings Corp. (Class A Stock)	127,306
2,800	Avon Products, Inc.	96,292

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

2,440	Central Garden & Pet Co.*	$109,287
8,000	Colgate-Palmolive Co.	546,400
1,500	Harman International Industries, Inc.	141,855
68,172	Procter & Gamble Co.	4,422,318
18,400	Reckitt Benckiser PLC (United Kingdom)	888,315
2,200	Snap-On, Inc.	106,062

		6,437,835

Consumer Services
1,185	McGrath Rentcorp	36,297

Distribution/Wholesale 0.1%
26,800	Marubeni Corp. (Japan)	145,097
15,100	Sumitomo Corp. (Japan)	235,012

		380,109

Distributors 0.1%
4,845	WESCO International, Inc.*	294,188

Diversified Consumer Services
1,075	Regis Corp.	44,925
625	Universal Technical Institute, Inc.*	14,781

		59,706

Diversified Financial Services 0.7%
1,120	Ameriprise Financial, Inc.	66,035
1,325	Financial Federal Corp.	37,895
30,900	JPMorgan Chase & Co.	1,573,737
15,400	Shinhan Financial Group Co. Ltd. (Korea)	803,120

		2,480,787

Diversified Machinery
1,900	The Manitowoc Co., Inc.	98,534

Diversified Operations 0.4%
151,239	China Merchants Holdings International Co. Ltd. (China)	555,381
4,500	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	192,960
7,901	LVMH Moet Hennessy Louis Vuitton (France)	836,834

		1,585,175

Diversified Telecommunication Services 0.2%
23,900	Koninklijke (Royal) KPN NV (Netherlands)	345,449
73,000	Telestra Corp. Ltd. (Australia)	241,307

		586,756

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Drugs & Medicine 0.7%
52,400	Merck & Co., Inc.	$2,344,900

Electric Utilities 0.5%
17,000	Exelon Corp.	1,019,830
11,300	FPL Group, Inc.	640,145
15,900	Sierra Pacific Resources*	270,618
1,320	Westar Energy, Inc.	35,059

		1,965,652

Electrical Equipment
1,050	General Cable Corp.*	45,287

Electronic Components 0.9%
4,400	Checkpoint Systems, Inc.*	82,676
5,100	Energizer Holdings, Inc.*	434,673
4,800	FLIR Systems, Inc.*	148,368
34,000	Hitachi Ltd. (Japan)	228,763
9,400	Hosiden Corp. (Japan)	108,011
1,260	Itron, Inc.*	72,626
17,200	Kansai Electric Power Co., Inc. (The) (Japan)	482,768
1,800	LSI Logic Corp.*	16,920
18,900	Sanmina-SCI Corp.*	66,150
11,200	Secom Co. Ltd. (Japan)	554,833
5,680	SRS Labs, Inc.*	56,062
13,475	TT Electronics PLC (United Kingdom)	62,211
11,900	Waters Corp.*	674,611
3,600	Xilinx, Inc.	87,480

		3,076,152

Electronic Components & Equipment 0.2%
7,500	Fanuc Ltd. (Japan)	697,517

Electronic Equipment
1,475	Brightpoint, Inc.*	16,240

Electronic Equipment & Instruments 0.1%
12,100	Alps Electric Co. Ltd. (Japan)	127,823
1,500	Tech Data Corp.*	55,710

		183,533

Electronics
3,600	Benchmark Electronics, Inc.*	81,540

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Energy Equipment & Services 0.5%
2,600	Dril-Quip, Inc.*	$96,720
17,000	GlobalSantaFe Corp. (Cayman Islands)	986,170
6,100	Holly Corp.	321,409
550	Hornbeck Offshore Services, Inc.*	15,136
5,740	Oil States International, Inc.*	165,427
4,000	Tidewater, Inc.	206,280
1,025	Universal Compression Holdings, Inc.*	61,951

		1,853,093

Entertainment 0.2%
20,434	OPAP SA (Greece)	765,980

Entertainment & Leisure 1.2%
700	Allegiant Travel Co.*	23,275
14,200	Carnival PLC (United Kingdom)	774,574
15,060	Century Casinos, Inc.*	161,895
3,100	Harley-Davidson, Inc.	211,637
21,364	Las Vegas Sands, Inc.*	2,223,352
2,610	Life Time Fitness, Inc.*	141,462
1,534	Nintendo Co. Ltd. (Japan)	454,558
2,830	Pinnacle Entertainment, Inc.*	97,720
2,300	Sabre Holdings Corp.	74,313
6,710	Scientific Games Corp. (Class A Stock)*	208,278
7,200	TUI AG (Germany)	151,312

		4,522,376

Environmental Services
8,300	Allied Waste Industries, Inc.*	106,157

Equipment & Services
1,100	Schneider Electric SA (France)	133,465

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	837
1,614	iShares Russell 2000 Value Index Fund	131,057

		131,894

Farming & Agriculture 0.1%
25,100	AWB Ltd. (Australia)	61,167
207,300	Chaoda Modern Agriculture Holdings Ltd.	146,367

		207,534

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Finance—Consumer Loans
1,000	Promise Co. Ltd. (Japan)	$35,536

Financial—Bank & Trust 6.3%
6,562	ABN AMRO Holding NV (Netherlands)	210,784
4,450	Astoria Financial Corp.	131,676
3,100	Banche Popolari Unite Scpa (Italy)	88,211
57,316	Banco Ambrosiano Veneto SpA (Italy)	433,287
13,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	330,026
21,900	Banco Santander Central Hispano SA (Spain)	416,450
95,104	Bank of Yokohama Ltd. (The) (Japan)	771,910
1,700	BankUnited Financial Corp. (Class A Stock)	46,903
100,800	Barclays PLC (United Kingdom)	1,470,730
7,100	BNP Paribas (France)	795,184
23,500	Bradford & Bingley PLC (United Kingdom)	211,657
455,706	China Merchants Bank Co. Ltd.* (China)	982,906
13,700	Comerica, Inc.	812,410
9,800	Credit Agricole SA (France)	421,967
11,300	Credit Suisse Group (Switzerland)	801,334
7,300	Danske Bank SA (Denmark)	336,274
4,000	Deutsche Bank AG (Germany)	567,232
3,400	Dexia (Belgium)	101,125
12,300	Fortis (Belgium)	517,894
33,300	HBOS PLC (United Kingdom)	728,776
7,000	Hudson City Bancorp, Inc.	96,390
102,200	Lloyds TSB Group PLC (United Kingdom)	1,174,133
9,100	Marshall & Ilsley Corp.	428,246
1,415	MB Financial, Inc.	52,242
5,000	Natexis Banques Populaire (France)	141,030
26,500	Nomura Holdings, Inc. (Japan)	542,371
30,700	Nordea Bank AB (Sweden)	481,247
1,400	Oriental Financial Group, Inc.	17,948
2,900	Pacific Capital Bancorp	92,684
9,300	State Street Corp.	660,765
3,800	Sterling Financial Corp. (WA)	126,046
4,700	SunTrust Banks, Inc.	390,570
6,100	TCF Financial Corp.	154,818
32,800	U.S. Bancorp	1,167,680
20,500	UBS AG (Switzerland)	1,288,663
31,739	UBS AG* (Switzerland)	1,999,874
14,500	Wachovia Corp.	819,250
85,938	Wells Fargo & Co.	3,086,893
400	Zions Bancorp	33,928

		22,931,514

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Financial—Brokerage 0.1%
3,700	MGIC Investment Corp.	$228,364

Financial Services 6.0%
1,500	Accredited Home Lenders Holding Co.*	41,655
750	Affiliated Managers Group, Inc.*	83,550
13,800	AmeriCredit Corp.	374,532
3,600	Asset Acceptance Capital Corp.*	55,548
700	Blackrock, Inc.	117,432
5,100	Calamos Asset Management, Inc.	139,689
6,030	Capital One Financial Corp.	484,812
10,800	CIT Group, Inc.	636,768
96,031	Citigroup, Inc.	5,294,189
4,200	Deutsche Boerse AG (Germany)	887,203
1,700	E*Trade Group Corp.*	41,446
4,100	Eaton Vance Corp.	140,630
5,780	First Mercury Financial Corp.*	126,582
2,500	Franklin Resources, Inc.	297,775
15,896	Goldman Sachs Group, Inc.	3,372,495
860	Greenhill & Co., Inc.	64,440
55,700	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	608,342
2,333,000	Industrial And Commercial Bank of China* (China)	1,353,624
1,520	International Securities Exchange, Inc.	62,974
4,630	Investment Technology Group, Inc.*	201,868
25,200	Irish Life & Permanent PLC (Ireland)	677,113
5,200	Jefferies Group, Inc.	153,192
30,674	Lehman Brothers Holdings, Inc.	2,522,630
9,800	Merrill Lynch & Co., Inc.	916,888
3,100	Moneygram International, Inc.	92,969
16,700	Morgan Stanley	1,382,593
6,340	NewStar Financial, Inc.*	122,172
10,590	Online Resources Corp.*	107,806
4,890	optionsXpress Holding, Inc.	116,137
3,900	Portfolio Recovery Associates, Inc.*	169,533
4,500	Sanyo Electric Credit Co. Ltd. (Japan)	82,575
5,800	SEI Investments Co.	361,514
600	Student Loan Corp. (The)	120,300
11,600	T. Rowe Price Group, Inc.	556,684
4,000	Takefuji Corp. (Japan)	161,217
3,200	TD Ameritrade Holding Corp.	56,608

		21,985,485

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food & Beverage 0.2%
38,128	SABMiller PLC (United Kingdom)	$867,202

Food & Staples Retailing
12,050	SunOpta, Inc.*	130,863

Food Products 0.3%
35,500	Cadbury Schweppes PLC (United Kingdom)	402,594
3,400	General Mills, Inc.	194,616
18,500	Unilever PLC, ADR (Britain)	505,235

		1,102,445

Foods 0.6%
15,000	Archer-Daniels-Midland Co.	480,000
650	Corn Products International, Inc.	22,263
11,800	Dairy Crest Group PLC (United Kingdom)	155,088
8,600	Dean Foods Co.*	380,550
700	Kellogg Co.	34,489
13,200	Kraft Foods, Inc. (Class A Stock)	460,944
46,600	Northern Foods PLC (United Kingdom)	113,172
625	Ralcorp Holdings, Inc.*	34,587
1,800	Sysco Corp.	62,190
10,300	Tate & Lyle PLC (United Kingdom)	119,032
11,000	Tyson Foods, Inc. (Class A Stock)	195,250
200	Wrigley, (Wm., Jr.) Co.	10,304

		2,067,869

Gas Utilities
850	Northwest Natural Gas Co.	34,587

Healthcare Equipment & Supplies 0.1%
4,600	Cutera, Inc.*	131,330
1,240	Kyphon, Inc.*	58,020
575	Medical Action Industries, Inc.*	18,141

		207,491

Healthcare Providers & Services 0.4%
7,100	Aetna, Inc.	299,336
3,300	Caremark Rx, Inc.	202,158
4,100	CIGNA Corp.	542,840
58,500	Tenet Healthcare Corp.*	413,010

		1,457,344

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Healthcare Services 1.8%
6,300	Alberto-Culver, Co.	$144,081
634	Amedisys, Inc.*	20,491
3,500	AMERIGROUP Corp.*	126,910
2,520	AMN Healthcare Services, Inc.*	65,218
8,500	Biogen Idec, Inc.*	410,890
3,100	Centene Corp.*	77,252
2,800	Covance, Inc.*	172,620
17,270	Five Star Quality Care*	209,485
3,100	Healthways, Inc.*	140,771
9,100	Humana, Inc.*	505,050
1,350	LHC Group, Inc.*	35,140
1,480	Pediatrix Medical Group, Inc.*	77,759
3,000	Sunrise Senior Living, Inc.*	107,280
3,490	The Trizetto Group, Inc.*	72,383
83,224	UnitedHealth Group, Inc.	4,349,286
2,300	Universal Health Services, Inc. (Class B Stock)	133,239
300	WellCare Health Plans, Inc.*	23,244

		6,671,099

Healthcare-Products
2,620	ResMed, Inc.*	137,760

Hotels & Motels 1.3%
4,600	Choice Hotels International, Inc.	194,534
4,700	Hospitality Properties Trust	229,360
32,196	MGM Mirage*	2,252,754
6,494	Station Casinos, Inc.	540,301
14,627	Wynn Resorts Ltd.	1,634,421

		4,851,370

Hotels, Restaurants & Leisure 0.8%
9,500	Carnival Corp. (Panama)	489,820
4,021	Harrah’s Entertainment, Inc.	339,694
16,700	Marriott International, Inc. (Class A Stock)	803,938
6,100	Wyndham Worldwide Corp*	190,320
20,656	Yum! Brands, Inc.	1,239,567

		3,063,339

Household Durables 0.8%
7,400	Alpine Electronics, Inc. (Japan)	112,139
6,800	Centex Corp.	365,092

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

4,500	Fortune Brands, Inc.	$376,740
37,173	Lennar Corp. (Class A Stock)	2,021,468
2,200	Lennar Corp. (Class B Stock)	111,232
575	M/I Homes, Inc.	20,746

		3,007,417

Household Products 0.2%
10,000	Kimberly-Clark Corp.	694,000

Household Products/Wares
9,300	Husqvarna AB (Class B Stock) (Sweden)	144,106

Independent Power Producers & Energy Traders 0.5%
5,226	NRG Energy, Inc.*	313,194
26,500	TXU Corp.	1,433,120

		1,746,314

Industrial Conglomerates 0.6%
10,600	3M Co.	787,580
80,000	Citic Pacific Ltd. (Hong Kong)	281,392
825	Teleflex, Inc.	55,094
33,600	Tyco International Ltd. (Bermuda)	1,071,168

		2,195,234

Industrial Products 0.3%
3,635	Air Liquide (France)	849,030
1,500	Harsco Corp.	128,820
49,200	Kurabo Industries Ltd. (Japan)	126,317

		1,104,167

Insurance 4.6%
11,800	Aegon NV (Netherlands)	232,807
26,700	Allstate Corp. (The)	1,606,272
11,100	AMBAC Financial Group, Inc.	977,910
7,700	American International Group, Inc.	527,065
7,290	Amerisafe, Inc.*	120,504
12,600	Amtrust Financial Services	117,432
5,800	Assurant, Inc.	322,364
10,500	Aviva PLC (United Kingdom)	169,875
3,500	Baloise Holding (Switzerland)	355,418
1,200	Chubb Corp.	62,448
1,800	CNP Assurances (France)	206,499
3,375	Delphi Financial Group, Inc. (Class A Stock)	133,110

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

42,500	Genworth Financial, Inc. (Class A Stock)	$1,483,250
7,600	Hanover Insurance Group, Inc. (The)	365,180
6,600	Hartford Financial Service Group, Inc.	626,406
1,787	HCC Insurance Holdings, Inc.	55,754
550	Hilb, Rogal & Hobbs Co.	23,238
13,700	ING Groep NV, ADR (Netherlands)	601,910
91,200	Legal & General PLC (United Kingdom)	278,742
300	Lincoln National Corp.	20,142
8,000	Loews Corp.	347,680
15,564	MBIA, Inc.	1,117,962
25,200	MetLife, Inc.	1,565,424
49,800	Old Mutual PLC (United Kingdom)	168,936
4,000	Philadelphia Consolidated Holding Corp.*	180,240
1,200	Principal Financial Group, Inc.	73,932
4,300	Protective Life Corp.	210,399
5,850	Security Capital Assurance Ltd.	166,491
40,400	St. Paul Travelers Cos., Inc. (The)	2,054,340
2,800	State Auto Financial Corp.	90,104
10,300	Swiss Re (Switzerland)	860,594
3,225	United Fire & Casualty Co.	109,166
39,200	UnumProvident Corp.	862,400
1,750	W.R. Berkely Corp.	57,907
5,300	XL Capital Ltd. (Class A Stock)	365,700
1,000	Zurich Financial Services AG (Switzerland)	270,125

		16,787,726

Internet 0.1%
20,200	Emdeon Corp.*	288,052

Internet & Catalog Retail
1,600	Expedia, Inc.*	34,320

Internet Services 1.2%
3,600	CyberSource Corp.*	46,440
3,380	Dealertrack Holdings, Inc.*	93,694
300	eBay, Inc.*	9,717
1,060	Equinix, Inc.*	89,114
3,000	Google, Inc. (Class A Stock)*	1,503,900
5,900	IAC/InterActiveCorp*	226,560
61,519	Intel Corp.	1,289,438
6,610	j2 Global Communications, Inc.*	175,033
10,230	Navisite, Inc.*	55,242
2,030	NutriSystem, Inc.*	89,421

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

5,760	RADVision Ltd.*	$112,493
32,300	Symantec Corp.*	572,033
1,300	Vignette Corp.*	23,296

		4,286,381

Internet Software & Services 0.2%
29,500	Oracle Corp.*	506,220
2,860	WebEx Communications, Inc.*	106,049

		612,269

IT Services 0.5%
44,500	Electronic Data Systems Corp.	1,170,795
28,400	First Data Corp.	706,024
1,250	Tyler Technologies, Inc.*	17,375

		1,894,194

Leisure Equipment
650	Brunswick Corp.	22,172

Machinery
300	Crane Co.	11,649

Machinery & Equipment 1.3%
19,400	AGCO Corp.*	659,018
760	Briggs & Stratton Corp.	22,526
2,600	Bucyrus International, Inc. (Class A Stock)	120,666
10,500	Deere & Co.	1,052,940
13,000	Flow International Corp.*	151,840
875	IDEX Corp.	45,412
1,100	Joy Global, Inc.	51,117
3,900	MAN AG (Germany)	413,132
1,100	Nordson Corp.	56,892
500	Rieter Holdings AG (Switzerland)	287,322
3,300	Rockwell Automation, Inc.	201,993
6,800	SPX Corp.	477,292
11,600	Terex Corp.*	659,924
4,500	Volvo, AB (Class B Shares) (Sweden)	331,387

		4,531,461

Machinery—Construction & Mining 0.3%
42,700	Komatsu Ltd. (Japan)	906,437

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Manufacturing 1.1%
700	Actuant Corp. (Class A Stock)	$34,853
4,500	American Railcar Industries, Inc.	133,560
2,540	Ceradyne, Inc.*	137,363
4,800	Eaton Corp.	376,080
87,200	General Electric Co.	3,143,560
6,300	Hexcel Corp.*	121,212

		3,946,628

Media 1.6%
60,100	CBS Corp. (Class B Stock)	1,873,317
29,000	Disney (Walt) Co.	1,019,930
300	EchoStar Communications Corp. (Class A Stock)*	12,102
2,000	EW Scripps Co. (Class A Stock)	97,660
22,800	Gannett Co., Inc.	1,325,592
12,900	Idearc, Inc.*	418,218
32,100	News Corp. (Class A Stock)	746,325
11,300	Shaw Communications, Inc. (Class B Stock) (Canada)	401,377

		5,894,521

Medical Supplies & Equipment 1.7%
2,640	Adams Respiratory Therapeutics, Inc.*	118,404
7,690	Angiodynamics, Inc.*	203,016
3,800	Bard (C.R.), Inc.	313,576
1,100	Cardinal Health, Inc.	78,562
891	Cooper Cos., Inc.	42,501
35,500	Johnson & Johnson	2,371,400
16,900	Medtronic, Inc.	903,305
4,590	Micrus Endovascular Corp.*	109,012
6,000	Nipro Corp. (Japan)	111,846
12,490	Novamed, Inc.*	93,175
4,050	NuVasive, Inc.*	98,051
22,490	Orthovita, Inc.*	78,715
4,208	PolyMedica Corp.	168,488
2,800	Sepracor, Inc.*	159,768
14,100	The Spectranetics Corp.*	150,024
1,950	Vital Images Inc.*	65,423
5,700	WellPoint, Inc.*	446,766
7,900	Zimmer Holdings, Inc.*	665,338

		6,177,370

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Metals 0.1%
24,000	Crane Group Ltd. (Australia)	$270,991

Metals & Mining 1.8%
64,600	Alcoa, Inc.	2,086,580
51,600	Bluescope Steel Ltd. (Australia)	346,481
4,000	Boehler-Uddeholm AG (Austria)	283,392
925	Cleveland-Cliffs, Inc.	50,561
1,000	Ladish Co., Inc.*	40,700
2,100	Newmont Mining Corp.	94,710
18,900	NSK Ltd. (Japan)	173,493
5,100	Nucor Corp.	329,154
6,000	Phelps Dodge Corp.	741,600
5,500	Rautaruukki Oyj (Finland)	218,640
12,000	Rio Tinto PLC (United Kingdom)	647,726
5,700	Southern Peru Copper Corp.	356,250
11,200	ThyssenKrup AG (Germany)	533,108
3,400	Timken Co.	97,274
5,200	United States Steel Corp.	434,148

		6,433,817

Multi-Line Retail 0.8%
45,719	Federated Department Stores, Inc.	1,896,881
25,500	Next PLC (United Kingdom)	980,942

		2,877,823

Multi-Utilities
1,250	Vectren Corp.	35,150

Multimedia 0.4%
9,500	McGraw-Hill Cos., Inc.	637,260
42,900	Time Warner, Inc.	938,223
400	Viacom, Inc. (Class B Stock)*	16,268

		1,591,751

Office Equipment 0.1%
8,700	Ricoh Co. Ltd. (Japan)	190,514

Oil & Gas 0.2%
12,000	Norsk Hydro ASA (Norway)	390,919
4,200	Total SA (France)	285,482

		676,401

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Oil & Gas Exploration/Production
810	Core Laboratories NV* (Netherlands)	$66,744

Oil, Gas & Consumable Fuels 7.2%
17,500	Apache Corp.	1,276,975
1,125	Arena Resources, Inc.*	47,936
1,700	Ashland, Inc.	118,235
88,900	BP PLC (United Kingdom)	940,292
4,150	Cabot Oil & Gas Corp.	269,169
16,600	Canadian Natural Resources Ltd. (Canada)	830,000
10,500	ChevronTexaco Corp.	765,240
975,621	China Petroleum & Chemical Corp. (China)	814,771
33,100	ConocoPhillips	2,198,171
45,200	Cosmo Oil Co. Ltd. (Japan)	183,030
16,200	Devon Energy Corp.	1,135,458
45,700	Eni SpA (Italy)	1,472,944
55,200	Exxon Mobil Corp.	4,090,320
1,425	Gulfport Energy Corp.*	17,029
29,200	Halliburton Co.	862,568
3,559	Headwaters, Inc.*	80,861
200	Houston Exploration Co.*	10,464
3,978	Lukoil, ADR (Russia)	316,251
8,500	Marathon Oil Corp.	767,890
48,000	Nippon Oil Corp. (Japan)	322,809
44,600	Occidental Petroleum Corp.	2,067,656
3,810	Oceaneering International, Inc.*	150,381
2,400	Oneok, Inc.	102,984
67,000	Osaka Gas Co. Ltd. (Japan)	260,842
14,200	Repsol YPF SA (Spain)	468,393
2,225	Rosetta Resources, Inc.*	41,852
14,200	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	481,552
16,700	Royal Dutch Shell PLC (Class B Stock) (Netherlands)	561,146
14,000	Santos Ltd. (Australia)	101,825
34,454	Schlumberger Ltd.	2,187,484
3,400	Seacor Holdings Inc*	344,182
2,400	Southwestern Energy Co.*	92,304
4,000	Sunoco, Inc.	252,520
4,590	Superior Energy Services, Inc.*	139,169
2,200	Swift Energy Co.*	97,548
3,500	Tesoro Corp.	288,365
24,500	Valero Energy Corp.	1,329,860
3,500	Weatherford International Ltd.*	141,330
11,900	XTO Energy, Inc.	600,593

		26,230,399

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Paper & Forest Products 0.5%
12,900	Hokuetsu Paper Mills Ltd. (Japan)	$71,417
29,000	New Oji Paper Co. Ltd. (Japan)	159,518
60	Nippon Unipac Group, Inc. (Japan)	229,063
200	Owens Illinois, Inc.*	4,452
23,900	Rengo Co. Ltd. (Japan)	154,028
16,900	Stora Enso Oyj (Finland)	283,225
10,000	Weyerhaeuser Co.	750,000

		1,651,703

Pharmaceuticals 3.7%
7,400	Abbott Laboratories	392,200
3,200	Altana AG (Germany)	197,916
9,310	American Medical Systems Holdings, Inc.*	185,269
12,500	AmerisourceBergen Corp.	654,750
15,300	Amgen, Inc.*	1,076,661
17,371	Amylin Pharmaceuticals, Inc.*	673,647
4,200	AstraZeneca PLC (United Kingdom)	235,140
1,375	Barr Pharmaceuticals, Inc.*	73,590
2,200	Bristol-Meyers Squibb Co.	63,338
14,514	Forest Laboratories, Inc.*	814,380
6,100	GlaxoSmithKline PLC (United Kingdom)	164,712
19,000	Kaken Pharmaceutical Co. Ltd. (Japan)	152,615
4,680	KV Pharmaceutical Co. (Class A Stock)*	118,076
25,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	219,184
15,600	Lemaitre Vascular, Inc.*	98,592
2,030	Medicis Pharmaceutical Corp. (Class A Stock)	76,998
16,700	Novartis AG (Switzerland)	962,876
9,900	Novo Nordisk SA (Class B Stock) (Denmark)	854,286
3,200	Ono Pharmaceutical Co. Ltd. (Japan)	156,942
96,900	Pfizer, Inc.	2,542,656
5,900	Pharmaceutical Product Development, Inc.	203,550
6,600	Roche Holding AG (Switzerland)	1,243,104
12,100	Schering-Plough Corp.	302,500
26,000	Tanabe Seiyaku Co. Ltd. (Japan)	352,031
33,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,179,360
10,000	Wyeth	494,100

		13,488,473

Pipelines
4,300	Dynegy, Inc. (Class A Stock)*	30,315

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Real Estate 0.2%
2,950	HFF, Inc.*	$53,100
1,100	JER Investors Trust, Inc.	22,528
6,230	Meruelo Maddux Properties, Inc.*	66,536
12,604	St. Joe Co. (The)	729,772

		871,936

Real Estate Investment Trusts 1.3%
2,450	Alesco Financial, Inc.	27,759
6,100	Apartment Investment & Management Co. (Class A Stock)	382,043
1,575	Ashford Hospitality Trust	19,388
19,238	CB Richard Ellis Group, Inc.*	723,541
4,625	Friedman, Billings, Ramsey Group, Inc.	36,352
1,200	Highland Hospitality Corp.	19,056
17,000	Host Marriot Corp.	449,990
100	HRPT Properties Trust	1,302
2,900	Jones Lang Lasal, Inc.	303,050
5,980	KKR Financial Corp.	161,819
5,150	MFA Mortgage Investments, Inc.	38,316
6,200	New Century Financial Corp.	187,674
10,700	ProLogis	695,500
1,700	Realty Income Corp.	48,926
800	Redwood Trust, Inc.	50,848
6,300	Simon Property Group, Inc.	720,657
4,600	SL Green Realty Corp.	674,268
2,700	Ventas, Inc.	124,875

		4,665,364

Real Estate Management & Development 0.2%
20,200	Realogy Corp.*	603,980

Recreational Vehicles
1,100	Winnebago Industries	36,894

Restaurants 0.5%
800	AFC Enterprises, Inc.*	13,408
3,150	Brinker International, Inc.	99,382
700	California Pizza Kitchen, Inc.*	24,955
11,900	Darden Restaurants, Inc.	465,766
20,600	McDonald’s Corp.	913,610
4,237	Sonic Corp.*	94,104
2,125	Triarc Cos., Inc. (Class B Stock)	41,544

		1,652,769

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Retail
2,100	Family Dollar Stores, Inc.	$68,040

Retail & Merchandising 3.2%
400	Abercrombie & Fitch Co. (Class A Stock)	31,816
7,950	American Eagle Outfitters, Inc.	257,421
19,800	Autonation, Inc.*	444,510
9,400	Big Lots, Inc.*	243,742
5,930	Cache, Inc.*	136,449
2,500	Circuit City Stores, Inc.	51,025
5,800	Costco Wholesale Corp.	325,844
9,300	CVS Corp.	312,945
4,400	Dillard’s, Inc. (Class A Stock)	151,096
91,700	DSG International PLC (United Kingdom)	305,202
1,225	Guitar Center, Inc.*	56,044
640	J Crew Group, Inc.*	23,251
2,900	J.C. Penney Co., Inc	235,596
2,700	Kohl’s Corp.*	191,457
51,357	Lowe’s Cos., Inc.	1,731,244
975	Men’s Wearhouse, Inc.	41,866
6,055	Nordstrom, Inc.	337,324
14,900	Office Depot, Inc.*	557,111
6,800	OfficeMax, Inc.	328,372
2,700	Rallye SA* (France)	144,983
1,900	School Specialty, Inc.*	74,005
675	Stage Stores, Inc.	21,661
4,600	Staples, Inc.	118,312
53,551	Starbucks Corp.*	1,871,072
3,500	Stein Mart, Inc.	47,285
18,332	Target Corp.	1,124,852
4,000	TJX Cos., Inc.	118,280
2,175	United Auto Group, Inc.	52,135
192,000	Wal-Mart de Mexico SA de CV (Mexico)	850,002
21,500	Wal-Mart Stores, Inc.	1,025,335
4,633	Yamada Denki Co. Ltd. (Japan)	385,784

		11,596,021

Retailers—Food & Drug 0.4%
43,370	Alliance Boots PLC (United Kingdom)	689,352
2,300	Kroger Co. (The)	58,880
15,800	Safeway, Inc.	569,274
3,400	Supervalu, Inc.	129,132

		1,446,638

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Road & Rail
2,900	Avis Budget Group*	$73,834
815	Genesee & Wyoming, Inc. (Class A Stock)*	22,975
965	Landstar System, Inc.	40,810

		137,619

Semiconductors 0.8%
1,520	ATMI, Inc.*	50,829
31,400	Grupo Mexico Sa de CV (Mexico)	129,193
1,800	Lam Research Corp.*	82,458
13,600	MEMC Electronic Materials, Inc.*	712,640
51,700	Micron Technology, Inc.*	669,515
1,250	Microsemi Corp.*	22,750
2,100	Novellus Systems, Inc.*	64,743
9,090	Silicon Image, Inc.*	109,898
6,300	Sillicon Motion Technology Corp., ADR (Cayman Islands)*	116,109
31,000	Texas Instruments, Inc.	966,890

		2,925,025

Semiconductors & Semiconductor Equipment 0.1%
43,900	Atmel Corp.*	262,522
5,400	NVIDIA Corp.*	165,510

		428,032

Software 0.5%
15,000	BMC Software, Inc.*	515,850
50,505	CA, Inc.	1,239,898
4,200	Systems Xcellence, Inc.*	88,410

		1,844,158

Specialty Retail 0.4%
6,555	Aaron Rents, Inc.	193,504
20,000	Home Depot, Inc. (The)	814,800
10,700	Limited Brands, Inc.	298,958
1,075	Monro Muffler Brake, Inc.	40,570

		1,347,832

Steel Producers/Products 0.1%
3,900	Voestalpine AG (Austria)	227,453

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Telecommunication Services 0.9%
73,700	AT&T, Inc.	$2,773,331
9,775	Crown Castle International Corp.*	343,689
1,750	Savvis, Inc.*	78,435

		3,195,455

Telecommunications 4.8%
20,500	Amdocs Ltd.* (Israel)	710,940
57,317	America Movil SA de CV, ADR (Mexico)	2,542,582
119,600	BT Group PLC (United Kingdom)	722,996
232,900	China Mobile Ltd. (China)	2,145,573
156,575	Cisco Systems, Inc.*	4,163,329
10,300	Corning, Inc.*	214,652
6,600	Deutsche Telekom AG (Germany)	116,677
31,500	France Telecom SA (France)	875,691
2,300	Juniper Networks, Inc.*	41,676
106,100	MobileOne Ltd. (Singapore)	149,902
7,700	Motorola, Inc.	152,845
80	Nippon Telegraph and Telephone Corp. (Japan)	400,255
47,900	Nokia Oyj (Finland)	1,059,467
300	NTT Docomo, Inc. (Japan)	456,461
6,260	Occam Networks, Inc.*	109,487
5,000	QUALCOMM, Inc.	188,300
37,661	Sprint Nextel Corp.	671,496
600	Swisscom AG (Switzerland)	224,663
5,560	Time Warner Telecom, Inc. (Class A Stock)*	129,437
66,400	Verizon Communications, Inc.	2,557,728

		17,634,157

Telecommunications—Cellular 0.3%
119,262	Vodafone Group PLC (United Kingdom)	348,979
28,290	Vodafone Group PLC, ADR (United Kingdom)	831,443

		1,180,422

Textiles & Apparel
467	Columbia Sportswear Co	30,280

Textiles, Apparel & Luxury Goods 0.1%
3,100	Coach, Inc.*	142,166
10,400	Jones Apparel Group, Inc.	355,264

		497,430

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Thrifts & Mortgage Finance 1.2%
40,400	Countrywide Financial Corp.	$1,756,592
2,300	Fannie Mae	130,019
25,400	Freddie Mac	1,649,222
22,300	Washington Mutual, Inc.	994,357

		4,530,190

Tobacco 1.1%
36,200	Altria Group, Inc.	3,163,518
11,900	UST, Inc.	683,536

		3,847,054

Trading Companies & Distributors
2,525	Watsco, Inc.	128,826

Transportation 2.6%
7,480	Aegean Marine Petroleum Network, Inc.*	128,506
1,125	Arlington Tankers Ltd.	26,820
32,383	Burlington North Santa Fe Corp.	2,602,298
26,900	CSX Corp.	989,651
18,351	FedEx Corp.	2,025,951
72,900	Neptune Orient Lines Ltd. (Singapore)	116,954
24,800	Norfolk Southern Corp.	1,231,320
39,050	Orient Overseas International Ltd. (Hong Kong)	261,282
2,600	Overseas Shipholding Group, Inc.	161,538
17,163	Union Pacific Corp.	1,733,463

		9,277,783

Utilities 1.8%
18,100	American Electric Power Co., Inc.	787,893
21,500	CMS Energy Corp.	358,835
5,500	Dominion Resources, Inc.	456,280
3,000	DTE Energy Co.	139,110
9,500	E.ON AG (Germany)	1,296,327
17,200	Edison International	773,656
3,637	Endesa SA (Spain)	183,071
47,300	Energias de Portugal SA (Portugal)	236,809
10,300	Hokkaido Electric Power Co., Inc. (Japan)	259,625
2,600	Illinois Tool Works, Inc.	132,574
6,200	Kyushu Electric Power Co., Inc. (Japan)	174,383
9,900	Northeast Utilities	273,735
5,700	PG&E Corp.	266,076

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,800	Pinnacle West Capital Corp.	$185,402
2,650	PNM Resources, Inc.	80,772
4,100	SCANA Corp.	166,952
6,800	Tohoku Electric Power Co., Inc. (Japan)	179,000
2,800	Wisconsin Energy Corp.	130,368
18,800	Xcel Energy, Inc.	438,604

		6,519,472

	Total long-term investments (cost $291,430,782)	352,839,223

SHORT-TERM INVESTMENT 3.3%

Affiliated Money Market Mutual Fund
11,923,884	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $11,923,884)	11,923,884

	Total Investments(b) 100.1% (cost $303,354,666; Note 5)	364,763,107
	Liabilities in excess of other assets(c) (0.1%)	(420,817)

	Net Assets 100%	$364,342,290

The following	abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of January 31, 2007, 170 securities representing $71,215,943 and 19.52% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Liabilities in excess of other assets include net unrealized depreciation on foreign currency contracts of:

Foreign currency contracts outstanding at January 31, 2007:

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros,
Expiring 04/04/07	2,550	$3,263,669	$3,332,754	$(69,085)
Mexican Peso,
Expiring 06/06/07	21,200	1,910,469	1,926,800	(16,331)

		$5,174,138	$5,259,554	$(85,416)

See Notes to Financial Statements.

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The industry classification of long-term portfolio holdings, and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2007 was as follows:

Industry
Oil, Gas & Consumable Fuels	7.2%
Financial—Bank & Trust	6.3
Financial Services	6.0
Telecommunications	4.8
Insurance	4.6
Pharmaceuticals	3.7
Aerospace & Defense	3.6
Affiliated Money Market Mutual Fund	3.3
Retail & Merchandising	3.2
Chemicals	2.6
Transportation	2.6
Commercial Banks	1.9
Healthcare Services	1.8
Automobile Manufacturers	1.8
Utilities	1.8
Consumer Products & Services	1.8
Metals & Mining	1.8
Medical Supplies & Equipment	1.7
Media	1.6
Biotechnology	1.5
Computer Hardware	1.4
Cable Television	1.4
Hotels & Motels	1.3
Real Estate Investment Trusts	1.3
Machinery & Equipment	1.3
Thrifts & Mortgage Finance	1.2
Entertainment & Leisure	1.2
Computer Software	1.2
Internet Services	1.2
Manufacturing	1.1
Tobacco	1.1
Commercial Services	1.0
Telecommunication Services	0.9
Electronic Components	0.9
Hotels, Restaurants & Leisure	0.8
Automotive Parts	0.8
Household Durables	0.8
Semiconductors	0.8
Multi-Line Retail	0.8
Diversified Financial Services	0.7
Drugs & Medicine	0.7
Industrial Conglomerates	0.6
Foods	0.6
Electric Utilities	0.5
IT Services	0.5
Energy Equipment & Services	0.5
Beverages	0.5

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	35

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Software	0.5%
Construction	0.5
Independent Power Producers & Energy Traders	0.5
Restaurants	0.5
Paper & Forest Products	0.5
Multimedia	0.4
Diversified Operations	0.4
Healthcare Providers & Services	0.4
Retailers—Food & Drug	0.4
Computers & Peripherals	0.4
Specialty Retail	0.4
Telecommunications—Cellular	0.3
Industrial Products	0.3
Food Products	0.3
Clothing & Apparel	0.3
Business Services	0.3
Building Materials	0.3
Machinery—Construction & Mining	0.3
Real Estate	0.2
Food & Beverage	0.2
Consumer Products	0.2
Building Products	0.2
Entertainment	0.2
Airlines	0.2
Electronic Components & Equipment	0.2
Household Products	0.2
Oil & Gas	0.2
Computer Services & Software	0.2
Internet Software & Services	0.2
Real Estate Management & Development	0.2
Diversified Telecommunication Services	0.2
Advertising	0.2
Auto Components	0.2
Textiles, Apparel & Luxury Goods	0.1
Semiconductors & Semiconductor Equipment	0.1
Agricultural Chemicals	0.1
Distribution/Wholesale	0.1
Distributors	0.1
Internet	0.1
Metals	0.1
Financial—Brokerage	0.1
Steel Producers/Products	0.1
Capital Markets	0.1
Farming & Agriculture	0.1
Healthcare Equipment & Supplies	0.1
Office Equipment	0.1
Electronic Equipment & Instruments	0.1

100.1
Liabilities in excess of other assets	(0.1)

Total	100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2007	SEMIANNUAL REPORT

Target Asset Allocation Funds/Target Growth Allocation Fund

Statement of Assets and Liabilities

as of January 31, 2007 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $291,430,782)	$352,839,223
Affiliated investments (cost $11,923,884)	11,923,884
Cash	572,500
Receivable for investments sold	4,254,838
Foreign currency, at value (cost $511,214)	503,504
Receivable for Fund shares sold	421,861
Dividends and interest receivable	308,964
Tax reclaim receivable	141,447
Prepaid expenses	9,141

Total assets	370,975,362

Liabilities
Payable for investments purchased	5,602,865
Payable for Fund shares reacquired	535,783
Management fee payable	227,790
Distribution fee payable	115,184
Unrealized depreciation on foreign currency contracts	85,416
Accrued expenses and other liabilities	37,668
Transfer agent fee payable	28,366

Total liabilities	6,633,072

Net Assets	$364,342,290

Net assets were comprised of:
Shares of beneficial interest, at par	$26,638
Paid-in capital, in excess of par	297,523,835

297,550,473
Accumulated net investment loss	(79,058)
Accumulated net realized gain on investments and foreign currency transactions	5,539,926
Net unrealized appreciation on investments and foreign currencies	61,330,949

Net assets, January 31, 2007	$364,342,290

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share
($126,716,881 ÷ 8,904,200 shares of common stock issued and outstanding)	$14.23
Maximum sales charge (5.5% of offering price)	0.83

Maximum offering price to public	$15.06

Class B:
Net asset value, offering price and redemption price per share
($102,335,420 ÷ 7,661,796 shares of common stock issued and outstanding)	$13.36

Class C:
Net asset value, offering price and redemption price per share
($108,791,701 ÷ 8,145,036 shares of common stock issued and outstanding)	$13.36

Class M:
Net asset value, offering price and redemption price per share
($12,357,054 ÷ 923,107 shares of common stock issued and outstanding)	$13.39

Class R:
Net asset value, offering price and redemption price per share
($290,787 ÷ 20,545 shares of common stock issued and outstanding)	$14.15

Class X:
Net asset value, offering price and redemption price per share
($4,991,177 ÷ 373,369 shares of common stock issued and outstanding)	$13.37

Class Z:
Net asset value, offering price and redemption price per share
($8,859,270 ÷ 609,458 shares of common stock issued and outstanding)	$14.54

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	39

Statement of Operations

Six Months Ended January 31, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend (net of foreign withholding taxes $36,441)	$2,684,085
Affiliated dividends	359,694
Unaffiliated interest	3,534

3,047,313

Expenses
Management fee	1,263,369
Distribution fee—Class A	142,208
Distribution fee—Class B	506,541
Distribution fee—Class C	493,154
Distribution fee—Class M	50,948
Distribution fee—Class R	672
Distribution fee—Class X	21,957
Transfer agent’s fees and expenses (including affiliated expense of $217,000)	247,000
Custodian’s fees and expenses	122,000
Reports to shareholders	25,000
Registration fees	25,000
Legal fee	13,000
Audit fee	8,000
Trustees’ fees	8,000
Miscellaneous	16,879

Total expenses	2,943,728

Net investment income	103,585

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	10,250,158
Foreign currency transactions	(297,774)

9,952,384

Net change in unrealized appreciation/depreciation on:
Investments	32,544,486
Foreign currencies	106,456

32,650,942

Net gain on investments	42,603,326

Net Increase In Net Assets Resulting From Operations	$42,706,911

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$103,585	$131,806
Net realized gain on investments and foreign currency transactions	9,952,384	20,833,463
Net change in unrealized appreciation/depreciation on investments and foreign currencies	32,650,942	(1,479,206)

Net increase in net assets resulting from operations	42,706,911	19,486,063

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(80,517)	—
Class R	(165)	—
Class Z	(19,271)	—

	(99,953)	—

Distributions from net realized gains:
Class A	(6,758,577)	(5,620,305)
Class B	(6,359,352)	(9,509,414)
Class C	(6,372,627)	(6,812,820)
Class M	(731,583)	(388,016)
Class R	(16,842)	(2,000)
Class X	(291,807)	(121,760)
Class Z	(475,776)	(582,696)

	(21,006,564)	(23,037,011)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	42,482,591	80,511,727
Net asset value of shares issued in reinvestment of dividends and distributions	19,535,000	21,507,832
Cost of shares reacquired	(29,056,452)	(52,088,541)

Net increase in net assets resulting from Fund share transactions	32,961,139	49,931,018

Total increase	54,561,533	46,380,070

Net Assets
Beginning of period	309,780,757	263,400,687

End of period	$364,342,290	$309,780,757

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	41

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) (formerly known as Strategic Partners Asset Allocation Fund) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”) (formerly known as Strategic Partners Moderate Allocation Fund), Target Conservative Allocation Fund (formerly known as Strategic Partners Conservative Allocation Fund) and Target Growth Allocation Fund (formerly known as Strategic Partners Growth Allocation Fund). These financial statements relate only to Target Growth Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets as detailed in the chart below.

Fund Segment	Subadvisor	Effective Date
Large-cap growth stocks	Marsico Capital Management, LLC Goldman Sachs Asset Management L.P.	June 28, 2005 June 28, 2005

Large-cap value stocks	Hotchkis and Wiley Capital Management LLC J.P. Morgan Investment Management Inc. NFJ Investment Group L.P.	April 13, 2005 April 13, 2005 December 16, 2005

International stocks	LSV Asset Management Thornburg Investment Management, Inc.	April 13, 2005 April 13, 2005

Small/Mid-cap growth stocks	RS Investment Management, L.P.	November 20, 2002

Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.	December 20, 2001 July 11, 2005

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

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Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Target Asset Allocation Funds/Target Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited) Cont’d

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to

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changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Target Asset Allocation Funds/Target Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) Cont’d

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Sub-advisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $500 million, 0.70 of 1% of average daily net assets for the next $500 million and 0.65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2007.

PIMS has advised the Fund that it has received approximately $196,500 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2007. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2007, it has received approximately $57,100, $9,600, $12,000 and $5,100 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M and Class X shareholders, respectively.

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PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of ..0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. For the six months ended January 31, 2007, the Fund incurred approximately $60,700 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2007, Wachovia Securities, LLC, an affiliate of PI, earned $197 and Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, earned $155, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Target Asset Allocation Funds/Target Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) Cont’d

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2007, aggregated $129,643,922 and $112,341,863, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$305,058,247	$62,437,522	$(2,732,662)	$59,704,860

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales.

In addition, the Fund has elected to treat net foreign currency losses of $373,890 incurred between November 1, 2005 and July 31, 2006 as being incurred during the fiscal year ending July 31, 2007.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares are generally closed to new purchases. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new

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purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2007 Prudential owned 217 Class R shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2007:
Shares sold	863,431	$12,012,321
Shares issued in reinvestment of dividends and distributions	461,229	6,383,410
Shares reacquired	(668,775)	(9,268,170)

Net increase (decrease) in shares outstanding before conversion	655,885	9,127,561
Shares issued upon conversion from class B, class M, and class X	712,676	9,701,479

Net increase (decrease) in shares outstanding	1,368,561	$18,829,040

Year ended July 31, 2006:
Shares sold	2,071,026	$27,592,832
Shares issued in reinvestment of dividends and distributions	419,329	5,338,054
Shares reacquired	(1,048,740)	(13,947,973)

Net increase (decrease) in shares outstanding before conversion	1,441,615	18,982,913
Shares issued upon conversion from class B and class X	1,384,076	18,075,012

Net increase (decrease) in shares outstanding	2,825,691	$37,057,925

Target Asset Allocation Funds/Target Growth Allocation Fund	49

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended January 31, 2007:
Shares sold	431,970	$5,677,801
Shares issued in reinvestment of dividends and distributions	469,590	6,109,371
Shares reacquired	(493,213)	(6,445,732)

Net increase (decrease) in shares outstanding before conversion	408,347	5,341,440
Shares reacquired upon conversion into class A	(719,227)	(9,209,543)

Net increase (decrease) in shares outstanding	(310,880)	$(3,868,103)

Year ended July 31, 2006:
Shares sold	1,101,901	$13,932,296
Shares issued in reinvestment of dividends and distributions	759,707	9,184,863
Shares reacquired	(1,225,788)	(15,529,965)

Net increase (decrease) in shares outstanding before conversion	635,820	7,587,194
Shares reacquired upon conversion into class A	(1,453,201)	(17,983,236)

Net increase (decrease) in shares outstanding	(817,381)	$(10,396,042)

Class C
Six months ended January 31, 2007:
Shares sold	1,274,920	$16,857,384
Shares issued in reinvestment of dividends and distributions	434,693	5,655,361
Shares reacquired	(752,240)	(9,792,198)

Net increase (decrease) in shares outstanding	957,373	$12,720,547

Year ended July 31, 2006:
Shares sold	2,020,567	$25,537,810
Shares issued in reinvestment of dividends and distributions	496,743	6,005,627
Shares reacquired	(1,340,697)	(16,905,241)

Net increase (decrease) in shares outstanding	1,176,613	$14,638,196

Class M
Six months ended January 31, 2007:
Shares sold	387,415	$5,158,422
Shares issued in reinvestment of dividends and distributions	51,739	674,670
Shares reacquired	(126,873)	(1,665,174)

Net increase (decrease) in shares outstanding before conversion	312,281	4,167,918
Shares reacquired upon conversion into class A	(28,591)	(375,591)

Net increase (decrease) in shares outstanding	283,690	$3,792,327

Year ended July 31, 2006:
Shares sold	525,987	$6,641,708
Shares issued in reinvestment of dividends and distributions	30,269	366,256
Shares reacquired	(150,725)	(1,902,207)

Net increase (decrease) in shares outstanding	405,531	$5,105,757

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Class R	Shares	Amount
Six months ended January 31, 2007:
Shares sold	6,425	$87,348
Shares issued in reinvestment of dividends and distributions	1,222	16,823
Shares reacquired	(1,854)	(25,569)

Net increase (decrease) in shares outstanding	5,793	$78,602

Year ended July 31, 2006:
Shares sold	25,081	$330,459
Shares issued in reinvestment of dividends and distributions	138	1,759
Shares reacquired	(10,684)	(140,584)

Net increase (decrease) in shares outstanding	14,535	$191,634

Class X
Six months ended January 31, 2007:
Shares sold	103,197	$1,356,230
Shares issued in reinvestment of dividends and distributions	21,717	282,753
Shares reacquired	(37,463)	(490,002)

Net increase (decrease) in shares outstanding before conversion	87,451	1,148,981
Shares reacquired upon conversion into class A	(9,062)	(116,345)

Net increase (decrease) in shares outstanding	78,389	$1,032,636

Year ended July 31, 2006:
Shares sold	313,329	$4,023,170
Shares issued in reinvestment of dividends and distributions	9,816	118,874
Shares reacquired	(111,304)	(1,421,897)

Net increase (decrease) in shares outstanding before conversion	211,841	2,720,147
Shares reacquired upon conversion into class A	(7,347)	(91,776)

Net increase (decrease) in shares outstanding	204,494	$2,628,371

Class Z
Six months ended January 31, 2007:
Shares sold	94,361	$1,333,085
Shares issued in reinvestment of dividends and distributions	29,201	412,612
Shares reacquired	(96,473)	(1,369,607)

Net increase (decrease) in shares outstanding	27,089	$376,090

Year ended July 31, 2006:
Shares sold	181,540	$2,453,452
Shares issued in reinvestment of dividends and distributions	37,964	492,399
Shares reacquired	(165,558)	(2,240,674)

Net increase (decrease) in shares outstanding	53,946	$705,177

Target Asset Allocation Funds/Target Growth Allocation Fund	51

Notes to Financial Statements

(Unaudited) Cont’d

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JANUARY 31, 2007	SEMIANNUAL REPORT

Target Asset Allocation Funds/Target Growth Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.26

Income from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gains (loss) on investments transactions	1.78

Total from investment operations	1.82

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains on investments	(.84)

Total dividends and distributions	(.85)

Net asset value, end of period	$14.23

Total Return(a)	13.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$126,717
Average net assets (000)	$112,839
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.28	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(d)
Net investment income (loss)	.52	%(d)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	35	%(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Annualized
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2006(b)	2005(b)	2004(b)	2003(b)	2002

$13.36	$10.96	$9.53	$8.38	$10.70

.08	.02	(.03)	(.03)	(.03)
.93	2.38	1.46	1.18	(2.27)

1.01	2.40	1.43	1.15	(2.30)

—	—	—	—	—
(1.11)	—	—	—	(.02)

(1.11)	—	—	—	(.02)

$13.26	$13.36	$10.96	$9.53	$8.38

8.00%	21.90%	15.01%	13.72%	(21.49)%

$99,960	$62,948	$45,622	$35,897	$30,337
$78,993	$52,589	$43,525	$31,290	$36,151

1.38%	1.38%	1.43%	1.71%	1.57%
1.13%	1.13%	1.18%	1.46%	1.32%
.57%	.20%	(.25)%	(.31)%	(.35)%

85%	200%	79%	89%	98%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	55

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.53

Income from investment operations:
Net investment loss	(.01)
Net realized and unrealized gains (loss) on investments transactions	1.68

Total from investment operations	1.67

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(.84)

Total distributions	(.84)

Net asset value, end of period	$13.36

Total Return(a)	13.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$102,335
Average net assets (000)	$100,482
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment loss	(.20	)%(c)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2006(b)	2005(b)	2004(b)	2003(b)	2002

$12.78	$10.56	$9.25	$8.20	$10.55

(.03)	(.06)	(.11)	(.09)	(.11)
.89	2.28	1.42	1.14	(2.22)

.86	2.22	1.31	1.05	(2.33)

—	—	—	—	—
(1.11)	—	—	—	(.02)

(1.11)	—	—	—	(.02)

$12.53	$12.78	$10.56	$9.25	$8.20

7.06%	21.02%	14.16%	12.80%	(22.08)%

$99,928	$112,312	$94,066	$76,430	$70,043
$109,700	$103,140	$90,535	$67,723	$82,953

2.13%	2.13%	2.18%	2.46%	2.32%
1.13%	1.13%	1.18%	1.46%	1.32%
(.20)%	(.55)%	(1.00)%	(1.07)%	(1.09)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	57

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.53

Income from investment operations:
Net investment loss	(.01)
Net realized and unrealized gains (loss) on investments transactions	1.68

Total from investment operations	1.67

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(.84)

Total distributions	(.84)

Net asset value, end of period	$13.36

Total Return(a)	13.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$108,792
Average net assets (000)	$97,827
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment loss	(.22	)%(c)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

58	Visit our website at www.strategicpartners.com

Class C
Year Ended July 31,
2006(b)	2005(b)	2004(b)	2003(b)	2002

$12.78	$10.56	$9.25	$8.20	$10.55

(.02)	(.06)	(.11)	(.09)	(.09)
.88	2.28	1.42	1.14	(2.24)

.86	2.22	1.31	1.05	(2.33)

—	—	—	—	—
(1.11)	—	—	—	(.02)

(1.11)	—	—	—	(.02)

$12.53	$12.78	$10.56	$9.25	$8.20

7.06%	21.02%	14.16%	12.80%	(22.08)%

$90,092	$76,811	$61,606	$47,616	$37,468
$83,200	$68,555	$58,465	$39,926	$38,874

2.13%	2.13%	2.18%	2.46%	2.32%
1.13%	1.13%	1.18%	1.46%	1.32%
(.19)%	(.55)%	(1.00)%	(1.06)%	(1.09)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	59

Financial Highlights

(Unaudited) Cont’d

	Class M
	Six Months Ended January 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.54

Income from investment operations:
Net investment loss	(.02)
Net realized and unrealized gains (loss) on investments transactions	1.71

Total from investment operations	1.69

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(.84)

Total distributions	(.84)

Net asset value, end of period	$13.39

Total Return(b)	13.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,357
Average net assets (000)	$10,106
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment loss	(.24	)%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

60	Visit our website at www.strategicpartners.com

Class M
Year Ended July 31, 2006(d)	October 4, 2004(a) Through July 31, 2005(d)

$12.78	$11.07

(.02)	(.05)
.89	1.76

.87	1.71

—	—
(1.11)	—

(1.11)	—

$12.54	$12.78

7.14%	15.45%

$8,019	$2,990
$5,619	$1,542

2.13%	2.13	%(c)
1.13%	1.13	%(c)
(.13)%	(.51	)%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	61

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended January 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.21

Income from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gains (loss) on investments transactions	1.77

Total from investment operations	1.79

Less Dividends and Distributions:
Dividends from net investment income from investments	(.01)
Distributions from net realized gains from investments	(.84)

Total distributions	(.85)

Net asset value, end of period	$14.15

Total Return(b)	13.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$291
Average net assets (000)	$267
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment income	.26	%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Less than $.005 per share.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily assets of the Class R shares.
(g)	Less than .005%
(h)	Amount is actual and not rounded.

See Notes to Financial Statements.

62	Visit our website at www.strategicpartners.com

Class R
Year Ended July 31, 2006(d)	October 4, 2004(a) Through July 31, 2005(d)

$13.34	$11.51

.07	—	(e)
.91	1.83

.98	1.83

—	—
(1.11)	—

(1.11)	—

$13.21	$13.34

7.69%	15.90%

$195	$2,898	(h)
$89	$2,687	(h)

1.63%	1.63	%(c)
1.13%	1.13	%(c)
.51%	—	%(c)(g)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	63

Financial Highlights

(Unaudited) Cont’d

	Class X
	Six Months Ended January 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.55

Income from investment operations:
Net investment loss	(.02)
Net realized and unrealized gains (loss) on investments transactions	1.68

Total from investment operations	1.66

Less Dividends and Distributions:
Dividends from net investment income from investments	—
Distributions from net realized gains from investments	(.84)

Total distributions	(.84)

Net asset value, end of period	$13.37

Total Return(b)	13.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,991
Average net assets (000)	$4,356
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(c)
Net investment loss	(.23	)%(c)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

64	Visit our website at www.strategicpartners.com

Class X
Year Ended July 31, 2006(d)	October 4, 2004(a) Through July 31, 2005(d)

$12.79	$11.07

(.01)	(.05)
.88	1.77

.87	1.72

—	—
(1.11)	—

(1.11)	—

$12.55	$12.79

7.13%	15.54%

$3,703	$1,158
$2,043	$608

2.13%	2.13	%(c)
1.13%	1.13	%(c)
(.09)%	(.52	)%(c)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	65

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended January 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$13.54

Income from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gains (loss) on investments transactions	1.81

Total from investment operations	1.87

Less Dividends and Distributions:
Distributions from net investment income from investments	(.03)
Distributions from net realized gains from investments	(.84)

Total distributions	(.87)

Net asset value, end of year	$14.54

Total Return(a)	14.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,859
Average net assets (000)	$8,275
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.03	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.03	%(e)
Net investment income (loss)	.79	%(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Less than .005%
(e)	Annualized

See Notes to Financial Statements.

66	Visit our website at www.strategicpartners.com

Class Z
Year Ended July 31,
2006(b)	2005(b)	2004(b)		2003(b)	2002

$13.58	$11.11	$9.64		$8.45	$10.77

.11	.05	—	(c)	— (c)	(.01)
.96	2.42	1.47		1.19	(2.29)

1.07	2.47	1.47		1.19	(2.30)

—	—	—		—	—
(1.11)	—	—		—	(.02)

(1.11)	—	—		—	(.02)

$13.54	$13.58	$11.11		$9.64	$8.45

8.25%	22.23%	15.25%		14.08%	(21.35)%

$7,884	$7,179	$5,297		$2,589	$1,897
$6,977	$5,709	$3,837		$2,767	$2,778

1.13%	1.13%	1.18%		1.46%	1.32%
1.13%	1.13%	1.18%		1.46%	1.32%
.86%	.45%	—	%(d)	(.02)%	(.10)%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	67

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management LP	32 Old Slip, 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management LLC	725 South Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Investment Management, Inc.	522 Fifth Avenue 13th Floor New York, NY 10036

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	NFJ Investment Group L.P.	2100 Ross Avenue Suite 1840 Dallas, TX 75201

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, 3 Gateway Center, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Growth Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	N/A	PGARX	N/A	PDHZX
CUSIP	87612A823	87612A815	87612A799	87612A765	87612A781	87612A757	87612A773

MFSP504E6    IFS-A131048    Ed. 03/2007

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title )*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 22, 2007

By (Signature and Title )*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.